Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	HLM
Entity Registrant Name	HILLMAN COMPANIES INC
Entity Central Index Key	0001029831
Entity Filer Category	Non-accelerated Filer

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	May 28, 2010
Current assets:
Cash and cash equivalents	$ 22,639	$ 65,548	$ 7,677	$ 12,027
Restricted investments	846	846		364
Accounts receivable, net	92,779	62,344		63,565
Inventories, net	170,848	113,838		103,975
Deferred income taxes	10,115	10,464		9,908
Other current assets	9,706	8,506		5,646
Total current assets	306,933	261,546		195,485
Property and equipment, net	84,471	68,492		66,342
Goodwill	468,512	455,338		457,443
Other intangibles, net	380,159	366,644		386,202
Restricted investments	3,109	3,399		3,390
Deferred financing fees	12,095	12,858		13,055
Investment in trust common securities	3,261	3,261		3,261	3,261
Other assets	3,504	4,255		2,673
Total assets	1,262,044	1,175,793		1,127,851
Current liabilities:
Accounts payable	48,114	32,571		31,273
Current portion of senior term loans	3,968	3,200		3,200
Additional acquisition consideration				12,387
Current portion of capitalized lease and other obligations	625	819		31
Interest payable on junior subordinated debentures	1,019
Accrued expenses:
Salaries and wages	4,123	9,351		5,628
Pricing allowances	3,332	4,057		5,728
Income and other taxes	1,945	2,492		2,253
Interest	10,033	2,868		2,203
Deferred compensation	846	846		364
Other accrued expenses	8,263	11,397		9,207
Total current liabilities	82,268	67,601		72,274
Long term senior term loans	380,958	307,727		310,550
Long term capitalized lease and other obligations	345	245		103
Long term senior notes	272,652	272,942		204,248
Junior subordinated debentures	115,086	115,132		115,411
Deferred compensation	3,109	3,399		3,390
Deferred income taxes	120,038	117,949		123,888
Other non-current liabilities	6,742	6,187		7,193
Total liabilities	981,198	891,182		837,057
Common stock with put options:
Common stock with put options		14,116		12,247
Commitments and contingencies
Preferred Stock:
Preferred stock,Value
Common Stock:
Common stock, Value
Additional paid-in capital	295,206	294,675		296,544
Accumulated deficit	(29,636)	(25,051)		(17,817)
Accumulated other comprehensive income (loss)	791	871		(180)
Total stockholders' equity	266,361	270,495		278,547
Total liabilities and stockholders' equity	1,262,044	1,175,793		1,127,851
Put Options Written
Common stock with put options:
Common stock with put options	$ 14,485	$ 14,116		$ 12,247

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares outstanding		198.3
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	5,000	5,000	5,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, Shares outstanding	0	0	0
Common stock, par Value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	5,000	5,000	5,000
Common stock, shares issued	4,789.6	4,801.7	4,801.7
Common stock, shares outstanding	4,789.6	4,801.7	4,801.7
Put Options Written
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	5,000	5,000	5,000
Common stock, shares issued	210.4	198.3	198.3
Common stock, shares outstanding	210.4	198.3	198.3

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended				7 Months Ended		12 Months Ended				5 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2010 Successor		Dec. 31, 2012 Successor		Dec. 31, 2011 Successor		May 28, 2010 Predecessor
Net sales	$ 143,919		$ 128,373		$ 276,680		$ 555,465		$ 506,526		$ 185,716
Cost of sales (exclusive of depreciation and amortization shown separately below)	73,646		63,589		136,554		275,016		252,491		89,773
Selling, general and administrative expenses	48,369		44,920		90,760		188,330		169,766		82,850
Acquisition and integration (Note 22)	2,029		152		11,150		3,031		2,805		11,342
Depreciation	5,542		5,889		11,007		22,009		21,333		7,283
Amortization	5,446		5,471		10,669		21,752		20,717		2,678
Management and transaction fees to related party					0		155		110		438
Other (income) expense, net	1,103		(483)		(145)		4,204		851		114
Income (loss) from operations	7,784	[1]	8,835	[1]	16,685	[2]	40,968	[2]	38,453	[2]	(8,762)	[2]
Interest expense, net	11,953		10,102		20,712		41,138		40,679		8,327
Interest expense on mandatorily redeemable preferred stock and management purchased options											5,488
Interest expense on junior subordinated debentures	3,152		3,152		7,356		12,610		12,610		5,254
Investment income on trust common securities	(94)		(95)		(220)		(378)		(378)		(158)
Income (loss) before income taxes	(7,227)		(4,324)		(11,163)		(12,402)		(14,458)		(27,673)
Income tax benefit	(2,642)		(1,737)		(3,125)		(5,168)		(4,679)		(2,465)
Net loss	(4,585)		(2,587)		(8,038)		(7,234)		(9,779)		(25,208)
Net loss (from above)	(4,585)		(2,587)		(8,038)		(7,234)		(9,779)		(25,208)
Other comprehensive income:
Foreign currency translation adjustments	(80)		1,237		(1)	[3]	1,051	[3]	(179)	[3]	17	[3]
Interest rate swap, net of tax					(624)	[3]			624	[3]	1,161	[3]
Total other comprehensive income (loss)	(80)		1,237		(625)		1,051		445		1,178
Comprehensive income (loss)	$ (4,665)		$ (1,350)		$ (8,663)		$ (6,183)		$ (9,334)		$ (24,030)

[1]	This table reconciles segment income from operations to total income from operations
[2]	This table reconciles segment income (loss) from operations to total income (loss) from operations.
[3]	The cumulative foreign translation adjustment and change in derivative security value are net of taxes and represent the only items of other comprehensive income (loss).

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 28, 2010 Predecessor
Cash flows from operating activities:
Net loss	$ (4,585)	$ (2,587)	$ (7,234)	$ (9,779)	$ (8,038)	$ (7,234)	$ (9,779)	$ (25,208)
Adjustments to reconcile net loss to net cash provided by (used for) operating activities:
Depreciation and amortization	10,988	11,360			21,676	43,761	42,050	9,961
Loss on dispositions of property and equipment	9				60	292	53	74
Deferred income tax benefit	(3,033)	(1,815)			(5,660)	(5,603)	(4,634)	(1,921)
Deferred financing and original issue discount amortization	583	498			1,294	2,180	2,011	515
Interest on mandatorily redeemable preferred stock and management purchased options								5,488
Stock-based compensation expense	261		714			714		19,053
Other non-cash interest and change in value of interest rate swap	(207)	(163)			392	(787)	1,250
Changes in operating items:
Accounts receivable	(13,176)	(8,637)			14,686	1,376	(4,441)	(16,816)
Inventories	(1,959)	(2,330)			(11,661)	(10,380)	(2,175)	2,959
Other assets	2,207	(563)			(1,156)	(3,931)	(3,251)	124
Accounts payable	2,739	2,582			7,051	(1,146)	672	1,830
Interest payable on junior subordinated debentures	1,019
Other accrued liabilities	(2,263)	2,237			(5,780)	5,146	2,291	4,352
Other items, net	821	(294)			(1,665)	(970)	166	(894)
Net cash provided by (used for) operating activities	(6,596)	288			11,199	23,418	24,213	(483)
Cash flows from investing activities:
Ook acquisition							(15,323)
Paulin acquisition	(103,416)						(40,271)
Payments for Quick Tag and Laser Key licenses					(12,750)
Servalite acquisition					(21,335)
Capital expenditures	(6,651)	(5,447)			(9,675)	(24,313)	(17,935)	(5,411)
Proceeds from sale of property and equipment		3				3
Net cash used for investing activities	(110,067)	(5,444)			(43,760)	(24,310)	(73,529)	(5,411)
Cash flows from financing activities:
Borrowings of senior term loans	76,800				290,000		30,000
Repayments of senior term loans	(800)	(800)			(149,756)	(3,200)	(2,975)	(9,544)
Discount on senior term loans	(2,152)						(2,000)
Borrowings of revolving credit loans		14,000			12,600	19,000	9,444
Repayments of revolving credit loans					(600)	(19,000)	(21,444)
Payment of additional acquisition consideration		(12,387)				(12,387)	(12,490)
Principal payments under capitalized lease obligations	(94)	(7)			(50)	(47)	(30)	(459)
Repayments of unsecured subordinated notes					(49,820)
Borrowings of senior notes					150,000	65,000	50,000
Premium on senior notes						4,225	4,625
Financing fees, net					(15,729)		(1,372)
Borrowings under other credit obligations						1,119
Repayments of other credit obligations						(297)
Purchase of predecessor equity securities					(506,407)
Proceeds from sale of successor equity securities					308,641
Net cash provided by (used for) financing activities	73,754	806			38,879	54,413	53,758	(10,003)
Net increase (decrease) in cash and cash equivalents	(42,909)	(4,350)			6,318	53,521	4,442	(15,897)
Cash and cash equivalents at beginning of period	65,548	12,027	12,027		1,267	12,027	7,585	17,164
Cash and cash equivalents at end of period	$ 22,639	$ 7,677	$ 65,548	$ 12,027	$ 7,585	$ 65,548	$ 12,027	$ 1,267

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands		Total	Successor	Predecessor	Common Stock	Common Stock Successor	Additional Paid-in Capital	Additional Paid-in Capital Successor	Additional Paid-in Capital Predecessor	Accumulated Deficit	Accumulated Deficit Successor	Accumulated Deficit Predecessor	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Successor	Accumulated Other Comprehensive Income (Loss) Predecessor	Common Stock Class A Predecessor	Common Stock Class C Predecessor	Preferred Stock Class A Predecessor
Balance at Dec. 31, 2009				$ (10,559)					$ 10,302			$ (19,377)			$ (1,485)			$ 1
Net loss				(25,208)								(25,208)
Class A Common Stock FMV adjustment	[1]			(5,650)					(5,650)
Dividends to shareholders				(7,583)					(7,583)
Change in cumulative foreign currency translation adjustment	[2]			17											17
Change in derivative security value	[2]			1,161											1,161
Close stockholders' deficit at merger date				47,822					2,931			44,585			307			(1)
Issuance of 5,000 shares of common stock				308,641					308,641
Transfer of 200.8 shares of common stock to mezzanine				(12,397)					(12,397)
Balance at May. 28, 2010			296,244	(47,822)				296,244	(2,931)			(44,585)			(307)			1
Net loss			(8,038)								(8,038)
Change in cumulative foreign currency translation adjustment	[2]		(1)											(1)
Change in derivative security value	[2]		(624)											(624)
Sale of 150 Holdco common shares	[3]		150					150
Balance at Dec. 31, 2010			287,731					296,394			(8,038)			(625)
Net loss		(9,779)	(9,779)								(9,779)
Change in cumulative foreign currency translation adjustment	[2]		(179)											(179)
Change in derivative security value	[2]		624											624
Sale of 150 Holdco common shares	[4]		150					150
Balance at Dec. 31, 2011		278,547	278,547					296,544			(17,817)			(180)
Net loss		(7,234)	(7,234)								(7,234)
Change in cumulative foreign currency translation adjustment	[2]		1,051											1,051
FMV adjustment to common stock with put options	[1]		(1,869)					(1,869)
Balance at Dec. 31, 2012		270,495	270,495				294,675	294,675		(25,051)	(25,051)		871	871
Net loss		(4,585)								(4,585)
Change in cumulative foreign currency translation adjustment		(80)											(80)
FMV adjustment to common stock with put options		531					531
Balance at Mar. 31, 2013		$ 266,361					$ 295,206			$ (29,636)			$ 791

[1]	Management of the Successor Company controlled 198.3 shares of common stock at December 31, 2012 and management of the Predecessor Company controlled 395.7 shares of Class A common stock at December 31, 2009. These shares contained a put feature that allowed redemption at the holder's option. These shares were classified as temporary equity and were adjusted to fair value. See Note 13, Common and Preferred Stock, for further details.
[2]	The cumulative foreign translation adjustment and change in derivative security value are net of taxes and represent the only items of other comprehensive income (loss).
[3]	In December 2010, a former member of management sold 150.0 shares of Holdco to a member of the Board of Directors.
[4]	In January 2011, the Company sold 150.0 shares of Holdco to a member of the Board of Directors.

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical)	7 Months Ended	12 Months Ended		5 Months Ended		7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended
	Dec. 31, 2010 Holdco	Dec. 31, 2011 Holdco	Dec. 31, 2012 Successor	May 28, 2010 Predecessor	May 28, 2010 Predecessor Mezzanine	Dec. 31, 2010 Common Stock Holdco	Dec. 31, 2011 Common Stock Holdco	Dec. 31, 2010 Additional Paid-in Capital Holdco	Dec. 31, 2011 Additional Paid-in Capital Holdco	May 28, 2010 Additional Paid-in Capital Predecessor	May 28, 2010 Additional Paid-in Capital Predecessor Mezzanine	Dec. 31, 2009 Common Stock Class A Predecessor
Common stock, shares	150	150		5,000				150	150	5,000
Transfer of shares of common stock to mezzanine, shares					200.8						200.8
Shares			198.3									395.7

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation

1. Basis of Presentation:

The accompanying financial statements include the condensed consolidated accounts of The Hillman Companies, Inc. (“Hillman Companies”) and its wholly-owned subsidiaries (collectively “Hillman” or the “Company”). All significant intercompany balances and transactions have been eliminated.

On May 28, 2010, Hillman Companies was acquired by an affiliate of Oak Hill Capital Partners (“OHCP”) and certain members of Hillman’s management and Board of Directors. Pursuant to the terms and conditions of an Agreement and Plan of Merger dated as of April 21, 2010, the Company was merged with an affiliate of OHCP with the Company surviving the merger (the “Merger Transaction”). As a result of the Merger Transaction, Hillman Companies is a wholly-owned subsidiary of OHCP HM Acquisition Corp. (“Holdco”).

The accompanying unaudited condensed consolidated financial statements present information in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and applicable rules of Regulation S-X. Accordingly, they do not include all information or footnotes required by generally accepted accounting principles for complete financial statements. Management believes the financial statements include all normal recurring accrual adjustments necessary for a fair presentation. Operating results for the three month period ended March 31, 2013 do not necessarily indicate the results that may be expected for the full year. For further information, refer to the consolidated financial statements and notes thereto included in the Company’s annual report filed on Form 10-K for the year ended December 31, 2012.

Nature of Operations:

The Company is organized as five separate business segments, the largest of which is (1) The Hillman Group, Inc. (the “Hillman Group”) operating primarily in the United States. The other business segments consist of separate subsidiaries of the Hillman Group operating in (2) Canada under the names The Hillman Group Canada ULC and H. Paulin & Co., (3) Mexico under the name SunSource Integrated Services de Mexico SA de CV, (4) Florida under the name All Points Industries, Inc. and (5) Australia under the name The Hillman Group Australia Pty. Ltd. The Hillman Group provides merchandising services and products such as fasteners and related hardware items; threaded rod and metal shapes; keys, key duplication systems and accessories; builder’s hardware; and identification items, such as tags and letters, numbers and signs, to retail outlets, primarily hardware stores, home centers and mass merchants, pet supply stores, grocery stores and drug stores. Our Canada segment also produces fasteners, stampings, fittings and processes threaded parts for automotive suppliers, industrial Original Equipment Manufacturers (“OEM”) and industrial distributors. Through its field sales and service organization, Hillman complements its extensive product selection with value-added services for the retailer.

1.	Basis of Presentation:

The accompanying financial statements include the consolidated accounts of The Hillman Companies, Inc. and its wholly-owned subsidiaries (collectively “Hillman” or the “Company”). All significant intercompany balances and transactions have been eliminated.

On May 28, 2010, The Hillman Companies, Inc. was acquired by an affiliate of Oak Hill Capital Partners (“OHCP”) and certain members of Hillman’s management and Board of Directors. Pursuant to the terms and conditions of an Agreement and Plan of Merger dated as of April 21, 2010, the Company was merged with an affiliate of OHCP with the Company surviving the merger (the “Merger Transaction”). As a result of the Merger Transaction, The Hillman Companies, Inc. is a wholly-owned subsidiary of OHCP HM Acquisition Corp. (“Holdco”). The total consideration paid in the Merger Transaction was $832,679 which includes $11,500 for the Quick-Tag™ license and related patents, the repayment of outstanding debt and the net value of the Company’s outstanding junior subordinated debentures ($105,443 liquidation value, net of $3,261 in trust common securities, at the time of the merger).

Prior to the Merger Transaction, affiliates of Code Hennessy & Simmons LLC (“CHS”) owned 49.3% of the Company’s outstanding common stock and 54.6% of the Company’s voting common stock, Ontario Teacher’s Pension Plan (“OTPP”) owned 28.0% of the Company’s outstanding common stock and 31.0% of the Company’s voting common stock and HarbourVest Partners VI owned 8.7% of the Company’s outstanding common stock and 9.7% of the Company’s voting common stock. Certain current and former members of management owned 13.7% of the Company’s outstanding common stock and 4.4% of the Company’s voting common stock. Other investors owned 0.3% of the Company’s outstanding common stock and 0.3% of the Company’s voting common stock.

The Company’s consolidated statements of comprehensive income, cash flows and changes in stockholders’ equity for the periods presented prior to May 28, 2010 are referenced herein as the predecessor financial statements (the “Predecessor” or “Predecessor Financial Statements”). The Company’s consolidated balance sheet and its related statements of comprehensive income, cash flows and changes in stockholders’ equity for the periods presented subsequent to the Merger Transaction are referenced herein as the successor financial statements (the “Successor” or “Successor Financial Statements”). The Predecessor Financial Statements do not reflect certain transaction amounts that were incurred at the close of the Merger Transaction. Such transaction amounts include the write-off of $5,010 in deferred financing fees associated with the Predecessor debt obligations.

The Successor Financial Statements reflect the allocation of the aggregate purchase price of $832,679, including the value of the Company’s junior subordinated debentures, to the assets and liabilities of Hillman based on fair values at the date of the Merger Transaction in accordance with ASC Topic 805, “Business Combinations.” The excess of the purchase price over the net assets has been allocated to goodwill and intangible assets based upon an independent valuation appraisal. The intangible assets and goodwill are deductible for income tax purposes over a 15 year life.

The Company’s financial statements have been presented on the basis of push down accounting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 805-50-S99 (Prior authoritative literature: Staff Accounting Bulletin No. 54 Application of “Push Down” Basis of Accounting in Financial Statements of Subsidiaries Acquired by Purchase). FASB ASC 805-50-S99 states that the push down basis of accounting should be used in a purchase transaction in which the entity becomes wholly-owned by another entity. Under the push down basis of accounting, certain transactions incurred by the parent company which would otherwise be accounted for in the accounts of the parent are “pushed down” and recorded on the financial statements of the subsidiary. Accordingly, certain items resulting from the Merger Transaction have been recorded on the financial statements of the Company.

The following tables reconcile the fair value of the acquired assets and assumed liabilities to the total purchase price:

Amount
Cash paid as merger consideration	$715,736
Cash paid for Quick Tag license and related patents	11,500

Fair value of consideration transferred	$727,236

Cash	$1,267
Accounts Receivable	68,573
Inventory	79,297
Other current assets	11,497
Property and equipment	53,607
Goodwill	432,245
Intangible assets	366,400
Other non-current assets	3,644

Total assets acquired	1,016,530
Less:
Accounts payable	(21,021)
Deferred income taxes	(133,249)
Junior subordinated debentures	(105,443)
Junior subordinated debentures premium	(7,378)
Other liabilities assumed	(22,203)

Net assets acquired	$727,236

Nature of Operations:

The Company is organized as five separate business segments, the largest of which is (1) The Hillman Group operating primarily in the United States. The other business segments consist of subsidiaries of the Hillman Group operating in (2) Canada under the name The Hillman Group Canada, Ltd., (3) Mexico under the name SunSource Integrated Services de Mexico SA de CV, (4) Florida under the name All Points Industries, Inc. and (5) Australia under the name The Hillman Group Australia Pty. Ltd. The Hillman Group provides merchandising services and products such as fasteners and related hardware items; threaded rod and metal shapes; keys, key duplication systems and accessories; builder’s hardware; and identification items, such as tags and letters, numbers and signs, to retail outlets, primarily hardware stores, home centers and mass merchants, pet supply stores, grocery stores and drug stores. Through its field sales and service organization, Hillman complements its extensive product selection with value-added services for the retailer. The Company has approximately 20,380 customers, the largest three of which accounted for 40.1%, 41.0% and 43.7% of net sales in 2012, 2011 and 2010, respectively.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies:

The significant accounting policies should be read in conjunction with the significant accounting policies included in the Form 10-K for the year ended December 31, 2012. Policies included herein were updated for activity in the interim period.

Use of Estimates in the Preparation of Financial Statements:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results may differ from estimates.

Accounts Receivable and Allowance for Doubtful Accounts:

The Company establishes the allowance for doubtful accounts using the specific identification method and also provides a reserve in the aggregate. The estimates for calculating the aggregate reserve are based on historical collection experience. Increases to the allowance for doubtful accounts result in a corresponding expense. The Company writes off individual accounts receivable when collection becomes improbable. The allowance for doubtful accounts was $697 at March 31, 2013 and $1,105 at December 31, 2012.

Shipping and Handling:

The costs incurred to ship product to customers, including freight and handling expenses, are included in selling, general and administrative (“SG&A”) expenses on the Company’s condensed consolidated statements of comprehensive income. The Company’s shipping and handling costs were $5,614 and $5,379 in the three month periods ended March 31, 2013 and 2012, respectively.

2.	Summary of Significant Accounting Policies:

Cash and Cash Equivalents:

Cash and cash equivalents consist of commercial paper, U.S. Treasury obligations and other liquid securities purchased with initial maturities less than 90 days and are stated at cost which approximates market value. The Company has foreign bank balances of approximately $2,201 and $2,627 at December 31, 2012 and 2011, respectively. The Company maintains cash and cash equivalent balances with financial institutions that exceed federally insured limits. The Company has not experienced any losses related to these balances. Management believes its credit risk is minimal.

Restricted Investments:

The Company’s restricted investments are trading securities carried at fair market value which represent assets held in a Rabbi Trust to fund deferred compensation liabilities owed to the Company’s employees. See Note 11, Deferred Compensation Plan.

Accounts Receivable and Allowance for Doubtful Accounts:

The Company establishes the allowance for doubtful accounts using the specific identification method and also provides a reserve in the aggregate. The estimates for calculating the aggregate reserve are based on historical collection experience. Increases to the allowance for doubtful accounts result in a corresponding expense. The Company writes off individual accounts receivable when collection becomes improbable. The allowance for doubtful accounts was $1,105 and $641 as of December 31, 2012 and 2011, respectively.

Inventories:

Inventories consisting predominantly of finished goods are valued at the lower of cost or market, cost being determined principally on the weighted average cost method. Excess and obsolete inventories are carried at net realizable value. The historical usage rate is the primary factor used by the Company in assessing the net realizable value of excess and obsolete inventory. A reduction in the carrying value of an inventory item from cost to market is recorded for inventory with no usage in the preceding 24 month period or with on hand quantities in excess of 24 months average usage. The inventory reserve amounts were $6,944 and $7,406 at December 31, 2012 and 2011, respectively.

Property and Equipment:

Property and equipment, including assets acquired under capital leases, are carried at cost and include expenditures for new facilities and major renewals. Maintenance and repairs are charged to expense as incurred. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and the resulting gain or loss is reflected in income from operations.

Costs incurred to develop software for internal use are capitalized and amortized over the estimated useful life of the software. Costs related to maintenance of internal-use software are expensed as incurred. Costs used for the development of internal-use software were capitalized and placed in to service in the amount of $5,685 in the Successor year ended December 31, 2012, $161 in the Successor year ended December 31, 2011, $1,134 in the Successor seven month period ended December 31, 2010 and $246 in the Predecessor period ended May 28, 2010.

Depreciation:

For financial accounting purposes, depreciation, including that related to plant and equipment acquired under capital leases, is computed on the straight-line method over the estimated useful lives of the assets, generally three to ten years or over the terms of the related leases, whichever is shorter.

Goodwill and Other Intangible Assets:

Goodwill represents the excess purchase cost over the fair value of net assets of companies acquired in business combinations. Goodwill is an indefinite lived asset and is assessed for impairment at least annually, or more frequently if a triggering event occurs. If the carrying amount of goodwill is greater than the fair value, impairment may be present. ASC 350 permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before applying the two-step goodwill impairment model. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing companies to go directly to the quantitative assessment.

The quantitative assessment for goodwill impairment is a two-step test. Under the first step, the fair value of each reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Company must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with ASC 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company also evaluates indefinite-lived intangible assets (primarily trademarks and trade names) for impairment annually or more frequently if events and circumstances indicate that it is more likely than not that the fair value of an indefinite-lived intangible asset is below its carrying amount. In connection with the evaluation, an independent appraiser assessed the value of its intangible assets based on a relief from royalties, excess earnings, and lost profits discounted cash flow model. An impairment charge is recorded if the carrying amount of an indefinite-lived intangible asset exceeds the estimated fair value on the measurement date.

The Company’s annual impairment assessment is performed for the reporting units as of October 1. The estimated fair value of each reporting unit subject to the impairment test exceeded its carrying cost. The October 1 goodwill and intangible impairment test data aligns the impairment assessment with the preparation of the Company’s annual strategic plan and allows additional time for a more thorough analysis by the Company’s independent appraiser. An independent appraiser assessed the value of The Company’s goodwill based on a discounted cash flow model and multiple of earnings. Assumptions critical to the Company’s fair value estimates under the discounted cash flow model include the discount rate, projected average revenue growth and projected long-term growth rates in the determination of terminal values. No impairment charges were recorded by the Company in 2012 or 2011 as a result of the annual impairment assessment.

Long-Lived Assets:

The Company evaluates its long-lived assets for impairment including an evaluation based on the estimated undiscounted future cash flows as events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. No impairment charges were recognized for long-lived assets in the years ended December 31, 2012 and 2011, the seven months ended December 31, 2010 or the five months ended May 28, 2010.

Income Taxes:

Deferred income taxes are computed using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the temporary differences are expected to reverse. Valuation allowances are provided for tax benefits where management estimates it is more likely than not that certain tax benefits will not be realized. Adjustments to valuation allowances are recorded for changes in utilization of the tax related item. See Note 6, Income Taxes, for additional information.

Risk Insurance Reserves:

The Company self-insures its product liability, automotive, workers’ compensation and general liability losses up to $250 per occurrence. Catastrophic coverage has been purchased from third party insurers for occurrences in excess of $250 up to $40,000. The two risk areas involving the most significant accounting estimates are workers’ compensation and automotive liability. Actuarial valuations performed by the Company’s outside risk insurance expert were used to form the basis for workers’ compensation and automotive liability loss reserves. The actuary contemplated the Company’s specific loss history, actual claims reported, and industry trends among statistical and other factors to estimate the range of reserves required. Risk insurance reserves are comprised of specific reserves for individual claims and additional amounts expected for development of these claims, as well as for incurred but not yet reported claims. The Company believes the liability recorded for such risk insurance reserves is adequate as of December 31, 2012.

The Company self-insures its group health claims up to an annual stop loss limit of $200 per participant. Aggregate coverage is maintained for annual group health insurance claims in excess of 125% of expected claims. Historical group insurance loss experience forms the basis for the recognition of group health insurance reserves. The Company believes the liability recorded for such health insurance reserves is adequate as of December 31, 2012.

Retirement Benefits:

Certain employees of the Company are covered under a profit-sharing and retirement savings plan (“defined contribution plan”). The plan provides for a matching contribution for eligible employees of 50% of each dollar contributed by the employee up to 6% of the employee’s compensation. In addition, the plan provides an annual contribution in amounts authorized by the Board of Directors, subject to the terms and conditions of the plan.

The Company’s defined contribution plan costs were $1,426 and $1,327 in the Successor years ended December 31, 2012 and 2011, respectively, $710 in the Successor seven month period ended December 31, 2010 and $594 in the Predecessor five month period ended May 28, 2010.

Revenue Recognition:

Revenue is recognized when products are shipped or delivered to customers depending upon when title and risks of ownership have passed and the collection of the relevant receivables is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Sales tax collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore excluded from revenues in the consolidated statements of operations.

The Company offers a variety of sales incentives to its customers primarily in the form of discounts and rebates. Discounts are recognized in the consolidated financial statements at the date of the related sale. Rebates are estimated based on the revenue to date and the contractual rebate percentage to be paid. A portion of the estimated cost of the rebate is allocated to each underlying sales transaction. Discounts, rebates and slotting fees are included in the determination of net sales.

The Company also establishes reserves for customer returns and allowances. The reserve is established based on historical rates of returns and allowances. The reserve is adjusted quarterly based on actual experience. Returns and allowances are included in the determination of net sales.

Shipping and Handling:

The costs incurred to ship product to customers, including freight and handling expenses, are included in selling, general and administrative (“SG&A”) expenses on the Company’s consolidated statements of operations. The Company’s shipping and handling costs were $23,067 and $21,695 in the Successor years ended December 31, 2012 and 2011, respectively, $16,105 in the Successor seven month period ended December 31, 2010 and $3,153 in the Predecessor period ended May 28, 2010.

Research and Development:

The Company expenses research and development costs consisting primarily of internal wages and benefits in connection with improvements to the key duplicating and engraving machines. The Company’s research and development costs were $1,222 and $1,187 in the Successor years ended December 31, 2012 and 2011, respectively, $476 in the Successor seven month period ended December 31, 2010 and $446 in the Predecessor period ended May 28, 2010.

Common Stock:

After consummation of the Merger Transaction, The Hillman Companies, Inc. has one class of common stock. All outstanding shares of The Hillman Companies, Inc. common stock are owned by Holdco. Under the terms of the Stockholders Agreement for the Holdco common stock, management shareholders have the ability to put their shares back to Holdco under certain conditions, including death or disability. ASC 480-10-S99 requires shares to be classified outside of permanent equity if they can be redeemed and the redemption is not solely within control of the issuer. Further, if it is determined that redemption of the shares is probable the shares are marked to market at each balance sheet date with the change in fair value recorded in additional paid-in capital. Accordingly, the 198.3 shares of Holdco common stock held by management are recorded outside permanent equity and have been adjusted to the fair value of $14,116 as of December 31, 2012 and $12,247 as of December 31, 2011. See Note 13, Common and Preferred Stock.

Stock Based Compensation:

The Company has a stock-based employee compensation plan, which is more fully described in Note 14, Stock Based Compensation. The options have certain put features available to the holder and, therefore, liability classification is required. The Company has elected to use the intrinsic value method to value the common option in accordance with ASC Topic 718, “Compensation-Stock Compensation”.

Fair Value of Financial Instruments:

Cash, restricted investments, accounts receivable, short-term borrowings, accounts payable and accrued liabilities are reflected in the consolidated financial statements at book value, which approximates fair value, due to the short-term nature of these instruments. The carrying amounts of the long-term debt under the revolving credit facility and variable rate senior term loan approximate the fair value at December 31, 2012 and 2011 because of the short maturity of these instruments. The fair values of the fixed rate senior notes and junior subordinated debentures at December 31, 2012 and 2011 were determined utilizing current trading prices obtained from indicative market data. See Note 16, Fair Value Measurements.

Derivatives and Hedging:

The Company uses derivative financial instruments to manage its exposures to (1) interest rate fluctuations on its floating rate senior debt; (2) price fluctuations in metal commodities used in its key products; and (3) fluctuations in foreign currency exchange rates. The Company measures those instruments at fair value and recognizes changes in the fair value of derivatives in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. The Company enters into derivative instrument transactions with financial institutions acting as the counter-party. The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.

The relationships between hedging instruments and hedged items are formally documented, in addition to the risk management objective and strategy for each hedge transaction. For interest rate swaps, the notional amounts, rates and maturities of our interest rate swaps are closely matched to the related terms of hedged debt obligations. The critical terms of the interest rate swap are matched to the critical terms of the underlying hedged item to determine whether the derivatives used for hedging transactions are highly effective in offsetting changes in the cash flows of the underlying hedged item. If it is determined that a derivative ceases to be a highly effective hedge, we discontinue hedge accounting and recognize all subsequent derivative gains and losses in our statement of comprehensive income.

Derivative instruments designated in hedging relationships that mitigate exposure to the variability in future cash flows of our variable-rate debt or variable cost of key products are considered cash flow hedges. We record all derivative instruments in other assets or other liabilities on our consolidated balance sheets at their fair values. If the derivative is designated as a cash flow hedge and the hedging relationship qualifies for hedge accounting, the effective portion of the change in the fair value of the derivative is recorded in other comprehensive income. Instruments not qualifying for hedge accounting are recognized in our statement of comprehensive income in the period of the change. See Note 15, Derivatives and Hedging.

Translation of Foreign Currencies:

The translation of the Company’s Canadian, Mexican and Australian local currency based financial statements into U.S. dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using an average exchange rate during the period. Cumulative translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity.

Use of Estimates in the Preparation of Financial Statements:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results may differ from these estimates.

Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Recent Accounting Pronouncements

3. Recent Accounting Pronouncements:

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income”. The update amended the ASC to require entities to provide information about amounts reclassified out of other comprehensive income by component. The Company is required to present, either on the face of the financial statements or in the notes, the amounts reclassified from other comprehensive income to the respective line items in the Condensed Consolidated Statements of Comprehensive Income. This amendment is effective for interim and annual periods beginning after December 15, 2012. The adoption of this amendment did not have an impact on the Company’s disclosure or the Company’s consolidated results of operations and financial condition.

3.	Recent Accounting Pronouncements:

The Financial Accounting Standards Board, or the FASB, the SEC, and other accounting organizations or governmental entities from time to time issue new pronouncements or new interpretations of existing accounting standards that require changes to our accounting policies and procedures. To date, the Company Management does not believe any new pronouncements or interpretations have had a material impact on our consolidated results of operations or financial condition, but future pronouncements or interpretations could require the change of policies or procedures.

Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisitions

4. Acquisitions:

On February 19, 2013, pursuant to the terms of the previously announced plan of arrangement dated December 17, 2012, the Company acquired all of the issued and outstanding Class A common shares of H. Paulin & Co., Limited (“Paulin”) and Paulin became an indirect wholly owned subsidiary of Hillman (the “Paulin Acquisition”). The aggregate purchase price of the Paulin Acquisition was $103,416 paid in cash.

Paulin is a leading Canadian distributor and manufacturer of fasteners, fluid system products, automotive parts and retail hardware components. Paulin’s distribution facilities are located across Canada in Vancouver, Edmonton, Winnipeg, Toronto, Montreal and Moncton, as well as in Flint, Michigan and Cleveland, Ohio. Paulin’s four manufacturing facilities are located in Ontario, Canada. Annual revenues of Paulin for 2012 were approximately $145,700.

The following table reconciles the estimated fair value of the acquired assets and assumed liabilities to the total purchase price of the Paulin Acquisition:

Accounts receivable	$17,259
Inventory	55,051
Other current assets	2,656
Property and equipment	14,937
Goodwill	12,974
Intangibles	18,814

Total assets acquired	121,691
Less:
Deferred income taxes	5,471
Liabilities assumed	12,804

Total purchase price	$103,416

The excess of the purchase price over the net assets has been preliminarily allocated to goodwill and intangible assets pending final valuation by an independent appraisal.

The following table indicates the pro-forma financial statements of the Company for the three months ended March 31, 2013 and 2012. The pro-forma financial statements give effect to the acquisition of Paulin as if it had occurred on January 1, 2012:

	(Unaudited) Three Months Ended March 31, 2013	(Unaudited) Three Months Ended March 31, 2012
Net Sales	$159,849	$164,046
Net Loss	(5,050)	(2,854)

The pro-forma results are based on assumptions that the Company believes are reasonable under the circumstances. The pro-forma results are not necessarily indicative of the operating results that would have occurred if the acquisition had been effective January 1, 2012, nor are they intended to be indicative of results that may occur in the future. The underlying pro-forma information includes the historical results of the Company, the Company’s financing arrangements, and certain purchase accounting adjustments.

4.	Acquisitions:

On December 1, 2011, the Hillman Group purchased certain assets of Micasa Trading Corporation (“Micasa”), a Miami, Florida based producer of the Ook™ brand of picture hangers and related products (“Ook” or the “Ook Acquisition”). The aggregate purchase price was $14,811 paid in cash. The asset acquisition met the definition of a business for business combinations.

In addition, subject to fulfillment of certain conditions provided in the purchase agreement, Micasa could earn an additional undiscounted contingent consideration of up to $6,000 to be paid in March 2013. The additional consideration was contingent upon the achievement of a defined gross profit earnings target for the year ended December 31, 2012. The defined gross profit earnings target was not achieved and the fair value of the contingent consideration arrangement was $0 at December 31, 2012.

Micasa was established in 1964 and developed into a major supplier of picture hanging fasteners and innovative parts within the retail hardware market. The Ook™ brand’s excellence in this specialty category strengthens Hillman’s position of providing value-added products and services to home centers and hardware retailers.

The following table reconciles the estimated fair value of the acquired Ook Acquisition assets and assumed liabilities to the total purchase price:

Account receivable	$2,186
Inventory	2,082
Deferred income taxes	854
Goodwill	3,765
Intangibles	7,690

Total assets acquired	16,577
Less:
Liabilities assumed	1,766

Total purchase price	$14,811

The excess of the purchase price over the net assets has been allocated to goodwill and intangible assets based upon an independent valuation appraisal. The intangible assets and goodwill are deductible for income tax purposes over a 15 year life.

On March 16, 2011, Hillman Group acquired all of the membership interests in TagWorks L.L.C., an Arizona limited liability company (the “TagWorks Acquisition”) for an initial purchase price of approximately $40,000 in cash.

In addition, Hillman Group paid additional consideration of $12,500 to the sellers of TagWorks on October 31, 2011, and also paid additional consideration of $12,500 on March 30, 2012. The March 30, 2012 additional consideration was contingent on the successful achievement of defined revenue and earnings targets for the year ended December 31, 2011.

Founded in 2007, TagWorks provides innovative pet ID tag programs to a leading pet products chain retailer using a unique, patent-protected / patent-pending technology and product portfolio. In conjunction with the TagWorks Acquisition, Hillman Group entered into a seventeen (17) year agreement with KeyWorks-KeyExpress, LLC (“KeyWorks”), a company affiliated with TagWorks, to assign its patent-pending retail key program technology to Hillman Group and to continue to work collaboratively with us to develop next generation key duplicating technology.

The closing of the TagWorks Acquisition occurred concurrently with the offering of $50,000 aggregate principal amount of Hillman Group’s 10.875% Senior Notes due 2018. Hillman Group used the net proceeds of the note offering to fund the TagWorks Acquisition, to repay a portion of indebtedness under its revolving credit facility and to pay related transaction and financing fees. The notes are guaranteed by The Hillman Companies, Inc., Hillman Investment Company and all of the domestic subsidiaries of Hillman Group.

The following table reconciles the estimated fair value of the acquired TagWorks assets and assumed liabilities to the total purchase price:

Account receivable	$735
Inventory	1,086
Other current assets	217
Deferred income taxes	24
Property and equipment	17,403
Goodwill	14,996
Intangibles	34,840

Total assets acquired	69,301
Less:
Liabilities assumed	4,622

Total purchase price	$64,679

The excess of the purchase price over the net assets has been allocated to goodwill and intangible assets based upon an independent valuation appraisal. The intangible assets and goodwill are deductible for income tax purposes over a 15 year life.

Effective December 31, 2011, TagWorks was merged with and into Hillman Group, with Hillman Group as the surviving entity.

On December 29, 2010, the Hillman Group entered into a Stock Purchase Agreement (the “Agreement”) by and among Serv-A-Lite Products, Inc. (“Servalite”), Thomas Rowe, Mary Jennifer Rowe, and the Hillman Group, whereby the Hillman Group acquired all of the equity interest of Servalite (the “Servalite Acquisition”). The aggregate purchase price was $21,517 paid in cash.

The following table reconciles the fair value of the acquired assets and assumed liabilities to the total purchase price:

Account receivable	$2,633
Inventory	5,485
Other current assets	86
Deferred income taxes	1,341
Property and equipment	49
Goodwill	4,537
Intangibles	9,100

Total assets acquired	23,231
Less:
Liabilities assumed	1,714

Total purchase price	$21,517

The excess of the purchase price over the net assets has been allocated to goodwill and intangible assets based upon an independent valuation appraisal. The intangible assets and goodwill are deductible for income tax purposes over a 15 year life.

Effective March 31, 2011, Servalite was merged with and into Hillman Group, with Hillman Group as the surviving entity.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

7. Related Party Transactions:

Gregory Mann and Gabrielle Mann are employed by the All Points subsidiary of Hillman. All Points leases an industrial warehouse and office facility from companies under the control of the Manns. The Company has recorded rental expense for the lease of this facility on an arm’s length basis. The rental expense for the lease of this facility was $82 and $82 for the three month periods ended March 31, 2013 and 2012, respectively.

In connection with the Paulin Acquisition, the Company entered into three leases for five properties containing industrial warehouse, manufacturing plant, and office facilities on February 19, 2013. The owners of the properties under one lease are relatives of Richard Paulin, who is employed by The Hillman Group Canada ULC, and the owner of the properties under the other two leases is a company which is owned by Richard Paulin and certain of his relatives. The Company has recorded rental expense for the three leases on an arm’s length basis. The rental expense for the three leases was $69 for the three month period ended March 31, 2013.

5.	Related Party Transactions:

The Predecessor was obligated to pay management fees to a subsidiary of CHS in the amount of $58 per month. The Predecessor was also obligated to pay transaction fees to a subsidiary of OTPP in the amount of $26 per month, plus out of pocket expenses. The Successor has recorded management fee charges and expenses from OHCP of $155 for the year ended December 31, 2012, $110 for the year ended December 31, 2011 and no management fee charges for the seven month period ended December 31, 2010. The Predecessor has recorded aggregate management and transaction fee charges and expenses from CHS and OTPP of $438 for the five month period ended May 28, 2010.

Gregory Mann and Gabrielle Mann are employed by the All Points subsidiary of Hillman. All Points leases an industrial warehouse and office facility from companies under the control of the Manns. The Predecessor and Successor have recorded rental expense for the lease of this facility on an arm’s length basis. The Successor recorded rental expense for the lease of this facility in the amount of $311 for each of the years ended December 31, 2012 and 2011 and $181 for the seven month period ended December 31, 2010. The Predecessor recorded rental expense for the lease of this facility in the amount of $130 for the five month period ended May 28, 2010.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

8. Income Taxes:

The Company’s policy is to estimate income taxes for interim periods based on estimated annual effective tax rates. These are derived, in part, from expected pre-tax income. Accordingly, the Company applied an estimated annual effective tax rate to the interim period pre-tax income (loss) in the three month periods ended March 31, 2013 and 2012 to calculate the income tax provision in accordance with the principal method prescribed by ASC 740-270, the accounting guidance established for computing income taxes in interim periods.

The effective income tax rates were 36.6% and 40.2% for the three month periods ended March 31, 2013 and 2012, respectively. The effective income tax rate differed from the federal statutory rate in the three month periods ended March 31, 2013 and 2012 due in part to a reduction of the valuation reserve related to a deferred tax asset that was utilized in the period. The remaining differences between the federal statutory rate and the effective tax rate in the three month periods ended March 31, 2013 and 2012 were primarily due to state and foreign income taxes.

6.	Income Taxes:

The components of the Company’s income tax provision for the three years ended December 31, 2012 were as follows:

	Successor			Predecessor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Current:
Federal & State	$206	$217	$96	$83
Foreign	344	317	108	73

Total current	550	534	204	156

Deferred:
Federal & State	(5,000)	(5,119)	(4,348)	(2,063)
Foreign	(746)	(271)	38	91

Total deferred	(5,746)	(5,390)	(4,310)	(1,972)

Valuation allowance	28	177	981	(649)

Provision (benefit) for income taxes	$(5,168)	$(4,679)	$(3,125)	$(2,465)

The Company has U.S. federal net operating loss (“NOL”) carryforwards for tax purposes, totaling $62,886 as of December 31, 2012, that are available to offset future taxable income. These carry forwards expire from 2023 to 2032. Management estimates that these losses will be fully utilized prior to the expiration date. No valuation allowance has been provided against the federal NOL. In addition, the Company’s foreign subsidiaries have NOL carryforwards aggregating $4,263 which expire from 2027 to 2032. Management has recorded a valuation reserve of $261 against the deferred tax assets recorded for the foreign subsidiary.

The Company has state net operating loss carryforwards with an aggregate tax benefit of $2,963 which expire from 2013 to 2032. Management estimates that the Company will not be able to utilize some of the loss carryforwards in certain states before they expire. A valuation allowance with a year-end balance of $368 has been recorded for these deferred tax assets. In 2012, the valuation allowance for state net operating loss carryforwards increased by $72. The increase was primarily a result of a change in the estimation of the utilization of the net operating losses in the carryforward years.

The Company has a federal capital loss carryforward of $1,015 as of December 31, 2012. This loss is available to offset future capital gains. This loss will expire from 2013 to 2014 if not utilized. Management has recorded a valuation allowance of $374 for this capital loss carryforward to fully offset the deferred tax asset in 2012. Management estimates that the utilization of this capital loss carryforward is uncertain due to the short carryforward period and the uncertainty of generating sufficient capital gains in the carryforward period. In 2012, the valuation allowance for the capital loss carryforward was decreased by $214 in the twelve month period. The decrease was attributed to utilization in the carryforward period. The Company has $232 of general business tax credit carryforwards which expire from 2017 to 2031. A valuation allowance of $149 has been established for these tax credits. The Company has $9 of foreign tax credit carryforwards which expire from 2020 to 2021. A valuation allowance of $9 has been established for these tax credits.

A deferred tax asset of $1,940 has been recorded for costs that were capitalized in connection with the 2010 Merger Transaction. Costs totaling $5,013 were capitalized in connection with the 2010 Merger Transaction including $1,138 of investment banking fees, $1,370 of consulting fees, $1,964 of legal and accounting fees, and $541 of other miscellaneous transaction costs. Certain of these capitalized costs are not amortized under the tax law and can only be recovered for tax purposes under certain circumstances. The Company has established a valuation allowance of $1,940 for the entire amount of the deferred tax asset related to these non-amortizable capitalized costs.

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The table below reflects the significant components of the Company’s net deferred tax assets and liabilities at December 31, 2012 and 2011:

	As of December 31, 2012		As of December 31, 2011
	Current	Non-current	Current	Non-current
Deferred Tax Asset:
Inventory	$5,994	$—	$6,429	$—
Bad debt reserve	1,116	—	1,243	—
Casualty loss reserve	708	308	419	492
Accrued bonus / deferred compensation	1,546	1,592	889	1,377
Litigation settlement accrual	—	—	629	—
Derivative security value	740	—	—	—
Medical insurance reserve	508	—	190	—
Deferred lease incentive	—	422	—	454
Original issue discount amortization	—	536	—	509
Transaction costs	—	3,348	—	3,498
Federal / foreign net operating loss	—	23,164	—	23,233
State net operating loss	—	2,963	—	3,047
Unrecognized tax benefit	—	(3,002)	—	(4,440)
Federal capital loss carry forwards	—	374	—	588
Tax credit carry forwards	—	2,618	—	2,559
All other items	578	835	852	639

Gross deferred tax assets	11,190	33,158	10,651	31,956
Valuation allowance for deferred tax assets	(726)	(2,374)	(743)	(2,236)

Net deferred tax assets	$10,464	$30,784	$9,908	$29,720

Deferred Tax Liability:
Intangible asset amortization	$—	$135,946	$—	$141,169
Property and equipment	—	12,504	—	12,439
All other items	—	283	—	—

Deferred tax liabilities	$—	$148,733	$—	$153,608

Net deferred tax liability		$107,485		$113,980

Long term net deferred tax liability		$117,949		$123,888
Current net deferred tax asset		10,464		9,908
Long term net deferred tax asset		—		—

Net deferred tax liability		$107,485		$113,980

The objective of accounting for income taxes is to recognize the amount of taxes payable or refundable for the current year and the deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the entity’s financial statements. Hillman is subject to income taxes in the United States and in certain foreign jurisdictions. In general, it is the practice and intention of the Company to reinvest the earnings of its non-U.S. subsidiaries in those operations. As of December 31, 2012, the Company has not made a provision for U.S. or additional foreign withholding taxes on approximately $822 of the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that is indefinitely reinvested. Generally, such amounts become subject to U.S. taxation upon the remittance of dividends and under certain other circumstances. It is not practicable to estimate the amount of deferred tax liability related to investments in these foreign subsidiaries because of the complexities of the hypothetical calculation.

Realization of the net deferred tax assets is dependent on the reversal of deferred tax liabilities and generating sufficient taxable income prior to their expiration. Although realization is not assured, management estimates it is more likely than not that the net deferred tax assets will be realized. The amount of net deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced.

Below is a reconciliation of statutory income tax rates to the effective income tax rates for the periods indicated:

	Successor			Successor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Statutory federal income tax rate	35.0%	35.0%	35.0%	35.0%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available	-6.1%	-0.9%	-0.4%	-0.1%
State and local income taxes, net of U.S. federal income tax benefit	1.9%	2.5%	3.2%	0.9%
Adjustment of reserve for change in valuation allowance and other items	1.2%	-1.2%	-9.2%	2.3%
Adjustment for change in tax law	-0.4%	-2.6%	0.0%	0.3%
Adjustment of unrecognized tax benefits	11.6%	0.0%	0.0%	-5.6%
Permanent differences:
Interest expense on mandatorily redeemable preferred stock	0.0%	0.0%	0.0%	-6.2%
Stock based compensation expense	0.0%	0.0%	0.0%	-17.5%
Meals and entertainment expense	-1.1%	-0.9%	-0.6%	-0.2%
Other permanent differences	-0.9%	0.0%	0.0%	0.0%
Other adjustments	0.5%	0.5%	0.0%	0.0%

Effective income tax rate	41.7%	32.4%	28.0%	8.9%

The Company has recorded a $1,438 decrease in the reserve for unrecognized tax benefits in the twelve month period ended December 31, 2012 related to the expiration of the statute of limitations for an earlier year. The unrecognized tax benefits are shown in the financial statements as a reduction of the deferred tax asset for the Company’s net operating loss carryforwards. A summary of the changes for the last three years follows:

	2012	2011	2010
Unrecognized tax benefits - January 1	$4,440	$4,433	$2,879
Gross increases—tax positions in current period	—	7	1,557
Gross increases—tax positions in prior period	—	—	—
Gross decreases—tax positions in prior period	(1,438)	—	(3)

Unrecognized tax benefits—December 31	$3,002	$4,440	$4,433

Amount of unrecognized tax benefit that, if recognized would affect the company’s effective tax rate	$3,002	$4,440	$4,433

The Company recognizes potential accrued interest and penalties related to unrecognized tax benefits in income tax expense. In conjunction with the adoption of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB No. 109, “Accounting for Income Taxes”, which was codified in ASC 740-10, the Company has not recognized any adjustment of interest or penalties in its consolidated financial statements due to its net operating loss position. The Company does not anticipate a decrease in the unrecognized tax benefits for the tax year ending December 31, 2013.

The Company files a consolidated income tax return in the U.S. and numerous consolidated and separate income tax returns in various states and foreign jurisdictions. As of December 31, 2012, with a few exceptions, the Company is no longer subject to U.S. federal, state, and foreign tax examinations by tax authorities for the tax years prior to 2009. However, the IRS can make adjustments to losses carried forward by the Company from 2004 forward and utilized on its federal return.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
7.	Property and Equipment:

Property and equipment, net, consists of the following at December 31, 2012 and 2011:

	Estimated Useful Life (Years)	2012	2011
Land	n/a	$531	$531
Buildings	27	778	772
Leasehold improvements	3-10	5,044	4,797
Machinery and equipment	2-10	102,494	83,518
Furniture and fixtures	3-5	835	684
Construction in process		2,899	3,489

Property and equipment, gross		112,581	93,791
Less: Accumulated depreciation		44,089	27,449

Property and equipment, net		$68,492	$66,342

Machinery and equipment includes capitalized software of $10,972 and $5,287 as of December 31, 2012 and 2011, respectively. Captitalized interest of $109 and $99 was recorded for the years ended December 31, 2012 and 2011, respectively.

Other Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Intangibles

5. Other Intangibles:

Intangible assets are amortized over their useful lives and are subject to impairment testing. The values assigned to intangible assets in connection with the Paulin Acquisition were determined by management pending independent appraisal. The Paulin intangible asset values may be adjusted by management for any changes upon completion of the independent appraisal. Other intangibles, net as of March 31, 2013 and December 31, 2012 consist of the following:

	Estimated Useful Life (Years)	March 31, 2013	December 31, 2012
Customer relationships	20	$342,460	$328,382
Trademarks—All Others	Indefinite	54,339	49,413
Trademarks—TagWorks	5	240	240
Patents	5-20	20,250	20,250
Quick Tag license	6	11,500	11,500
Laser Key license	5	1,250	1,250
KeyWorks license	10	4,100	4,100
Non-compete agreements	5-10	4,450	4,450
Lease agreement	0.5	240	240

Intangible assets, gross		438,829	419,825
Less: Accumulated amortization		58,670	53,181

Other intangibles, net		$380,159	$366,644

Intangible assets are amortized over their useful lives. The amortization expense for amortizable assets was $5,446 and $5,471 for the three month periods ended March 31, 2013 and 2012, respectively. The amortization expense for amortizable assets for the year ended December 31, 2013 is estimated to be $22,134. For the years ended December 31, 2014, 2015, 2016, 2017, and 2018, the amortization expense for amortizable assets is estimated to be $22,248, $21,587, $19,656, $18,802 and $18,802, respectively.

8.	Other Intangibles:

Intangible assets are amortized over their useful lives and are subject to impairment testing. The values assigned to intangible assets in connection with the Merger Transaction and the acquisitions of Servalite, TagWorks and Ook were determined through separate independent appraisals. In connection with the Merger Transaction, the Company acquired the Quick-Tag™ license for consideration amounting to $11,500. Other intangibles, net as of December 31, 2012 and 2011 consist of the following:

	Estimated Useful Life (Years)	December 31, 2012	Estimated Useful Life (Years)	December 31, 2011
Customer relationships	20	$328,382	20	$326,200
Trademarks—All Others	Indefinite	49,413	Indefinite	49,660
Trademarks—TagWorks	5	240	5	240
Patents	5-20	20,250	5-20	20,200
Quick Tag license	6	11,500	6	11,500
Laser Key license	5	1,250	5	1,250
KeyWorks license	10	4,100	10	4,100
Non compete agreements	5-10	4,450	5.5-10	4,200
Lease agreement	0.5	240	0.5	240

Intangible assets, gross		419,825		417,590
Less: Accumulated amortization		53,181		31,388

Other intangibles, net		$366,644		$386,202

The Predecessor Company’s amortization expense for amortizable assets was $2,678 for the five months ended May 28, 2010. The Successor Company’s amortization expense for amortizable assets was $21,752, $20,717 and $10,669 for the years ended December 31, 2012 and 2011 and the seven months ended December 31, 2010, respectively. For the years ending December 31, 2013, 2014, 2015, 2016 and 2017, the Successor’s amortization expense for amortizable assets is estimated to be $21,544, $21,544, $20,883, $18,952 and $18,098, respectively.

Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt

9. Long-Term Debt:

Effective November 7, 2012, the Company entered into a Joinder Agreement to its credit agreement under the existing Senior Facilities (the “2012 Incremental Facility”). The 2012 Incremental Facility increased the aggregate term loan commitments available to Hillman Group under the Senior Facilities by $76,800. Subject to the conditions precedent to each funding date described in Section 17 of the 2012 Incremental Facility, the Company may make two drawings under the 2012 Incremental Facility on any business day after November 7, 2012 and prior to April 1, 2013. On February 19, 2013, the Company drew down on funds from the 2012 Incremental Facility in order to fund the permitted Paulin Acquisition. The aggregate principal amount of commitments under the Senior Facilities, after giving effect to the 2012 Incremental Facility, was $420,000.

Effective February 14, 2013, the Company completed an amendment to the credit agreement governing its Senior Facilities. The Senior Facilities amendment modified the term loan pricing to reduce the EuroDollar margin by 50 basis points to 3.00% and reduce the EuroDollar floor on EuroDollar loans by an additional 25 basis points to 1.25%. This amendment modified the term loan pricing to reduce the base rate margin by 50 basis points to 2.00% and reduce the floor on base rate loans by an additional 25 basis points to 2.25%. This amendment also extends the maturity date of the Senior Facilities by one year to May 28, 2017.

Concurrently with the Merger Transaction, Hillman Group issued $150,000 aggregate principal amount of its senior notes due 2018 (the “10.875% Senior Notes”). On March 16, 2011, Hillman Group completed an offering of $50,000 aggregate principal amount of its 10.875% Senior Notes. Hillman Group received a premium of $4,625 on the $50,000 10.875% Senior Notes offering. On December 21, 2012, Hillman Group completed an offering of $65,000 aggregate principal amount of its temporary 10.875% Senior Notes. Hillman Group received a premium of $4,225 on the $65,000 temporary 10.875% Senior Notes offering. The temporary 10.875% Senior Notes were mandatorily exchanged for a like aggregate principal amount of 10.875% Senior Notes on February 19, 2013 in connection with the Paulin Acquisition. The 10.875% Senior Notes are guaranteed by The Hillman Companies, Inc., Hillman Investment Company and all of the domestic subsidiaries of Hillman Group. Hillman Group pays interest on the 10.875% Senior Notes semi-annually on June 1 and December 1 of each year.

The Senior Facilities contain financial and operating covenants which require the Company to maintain certain financial ratios, including a secured leverage ratio. This debt agreement provides for customary events of default, including, but not limited to, payment defaults, breach of representations or covenants, cross-defaults, bankruptcy events, failure to pay judgments, attachment of its assets, change of control and the issuance of an order of dissolution. Certain of these events of default are subject to notice and cure periods or materiality thresholds. The occurrence of an event of default permits the lenders under the Senior Facilities to accelerate repayment of all amounts due. The Company was in compliance with all provisions and covenants of the amended Senior Facilities as of March 31, 2013.

9.	Long-Term Debt:

On May 28, 2010, the Company and certain of its subsidiaries completed the financing on a $320,000 senior secured first lien credit facility (the “Senior Facilities”), consisting of a $290,000 term loan and a $30,000 revolving credit facility (“Revolver”). The term loan portion of the Senior Facilities had a six year term and the Revolver had a five year term. Prior to a subsequent amendment, the Senior Facilities provided borrowings at interest rates based on a EuroDollar rate plus a margin of 3.75% (the “EuroDollar Margin”), or a base rate (the “Base Rate”) plus a margin of 2.75% (the “Base Rate Margin”). The EuroDollar rate was subject to a minimum floor of 1.75% and the Base Rate was subject to a minimum floor of 2.75%.

The Senior Facilities contain financial and operating covenants which require the Company to maintain certain financial ratios, including a secured leverage ratio. This debt agreement provides for customary events of default, including, but not limited to, payment defaults, breach of representations or covenants, cross-defaults, bankruptcy events, failure to pay judgments, attachment of its assets, change of control and the issuance of an order of dissolution. Certain of these events of default are subject to notice and cure periods or materiality thresholds. The occurrence of an event of default permits the lenders under the Senior Facilities to accelerate repayment of all amounts due.

Effective April 18, 2011, the Company completed an amendment to the credit agreement governing its Senior Facilities. The Senior Facilities amendment eliminated the total leverage and interest coverage covenants and reduced the secured leverage covenant to 4.75x with no future step downs. The term loan pricing was modified to reduce the Eurodollar Margin and the Base Rate Margin by 25 basis points and reduce the floor on Eurodollar and Base Rate Loans by an additional 25 basis points. In connection with the amendment to the credit agreement, the Company incurred loan discount costs of $1,250. As the modification of the Senior Facilities agreement was not substantial, the unamortized loan discount and debt issuance costs will be amortized over the term of the amended Senior Facilities. The Company was in compliance with all provisions and covenants of the amended Senior Facilities as of December 31, 2012.

Effective November 4, 2011, the Company entered into a Joinder Agreement to its credit agreement under the existing Senior Facilities (the “2011 Incremental Facility”). The 2011 Incremental Facility increased the aggregate term loan commitments available to Hillman Group under the Senior Facilities by $30,000. In connection with the 2011 Incremental Facility, the Company incurred loan discount costs of $750. As the modification of the Senior Facilities agreement was not substantial, the unamortized loan discount costs will be amortized over the term of the amended Senior Facilities. The aggregate principal amount of commitments under the Senior Facilities, after giving effect to the 2011 Incremental Facility, was $350,000. The Company used the proceeds for general corporate purposes.

Effective November 7, 2012, the Company entered into a Joinder Agreement to its credit agreement under the existing Senior Facilities (the “2012 Incremental Facility”). The 2012 Incremental Facility increased the aggregate term loan commitments available to Hillman Group under the Senior Facilities by $76,800. Subject to the conditions precedent to each funding date described in Section 17 of the 2012 Incremental Facility, the Company may make two drawings under the 2012 Incremental Facility on any business day after November 7, 2012 and prior to April 1, 2013. On February 19, 2013, the Company drew down on funds from the 2012 Incremental Facility in order to fund the permitted acquisition of Paulin. The aggregate principal amount of commitments under the Senior Facilities, after giving effect to the 2012 Incremental Facility, was $420,000.

Concurrently with the Merger Transaction, Hillman Group issued $150,000 aggregate principal amount of its senior notes due 2018 (the “10.875% Senior Notes”). On March 16, 2011, Hillman Group completed an offering of $50,000 aggregate principal amount of its 10.875% Senior Notes. Hillman Group received a premium of $4,625 on the $50,000 10.875% Senior Notes offering. On December 21, 2012, Hillman Group completed an offering of $65,000 aggregate principal amount of its temporary 10.875% Senior Notes. Hillman Group received a premium of $4,225 on the $65,000 temporary 10.875% Senior Notes offering. The temporary 10.875% Senior Notes were mandatorily exchanged for a like aggregate principal amount of 10.875% Senior Notes on February 19, 2013 in connection with the acquisition of Paulin. The 10.875% Senior Notes are guaranteed by The Hillman Companies, Inc., Hillman Investment Company and all of the domestic subsidiaries of Hillman Group. Hillman Group pays interest on the 10.875% Senior Notes semi-annually on June 1 and December 1 of each year.

The Company pays interest to the Hillman Group Capital Trust (“Trust”) on the Junior Subordinated Debentures underlying the Trust Preferred Securities at the rate of 11.6% per annum on their face amount of $105,443, or $12,231 per annum in the aggregate. The Trust distributes an equivalent amount to the holders of the Trust Preferred Securities. Pursuant to the Indenture that governs the Trust Preferred Securities, the Trust is able to defer distribution payments to holders of the Trust Preferred Securities for a period that cannot exceed 60 months (the “Deferral Period”). During a Deferral Period, the Company is required to accrue the full amount of all interest payable, and such deferred interest payable would become immediately payable by the Company at the end of the Deferral Period.

As of December 31, 2012 and 2011, long-term debt is summarized as follows:

	2012	2011
Revolving credit agreement	$—	$—
Term Loan B	310,927	313,750
10.875% Senior Notes (1)	272,942	204,248
Capital leases and other obligations	1,064	134

	584,933	518,132
Less: amounts due in one year	4,019	3,231

Long-term debt	$580,914	$514,901

(1)	The 2012 amount includes $65,000 in aggregate principal amount of temporary 10.875% Senior Notes which were mandatorily exchanged for a like aggregate principal amount of 10.875% Senior Notes on February 19, 2013 in connection with the Paulin Acquisition.

The aggregate minimum principal maturities of the long-term debt excluding the discount of $1,448 on Term Loan B and unamortized premium of $7,942 on the 10.875% Senior Notes for each of the five years following December 31, 2012 are as follows:

Amount
2013	$4,019
2014	3,333
2015	3,267
2016	3,242
2017	299,578
2018 and thereafter	265,000

As of December 31, 2012, the Company had $24,444 available under its revolving credit agreement and letter of credit commitments outstanding of $5,556. The Company had outstanding debt of $313,439 under its secured credit facilities at December 31, 2012, consisting of $312,375 in Term B-2 loans and $1,064 in capitalized lease and other obligations. The term loan consisted of $312,375 in Term B-2 Loans currently at a three (3) month LIBOR rate of 5.00%. The capitalized lease and other obligations were at various interest rates.

Leases	12 Months Ended
Dec. 31, 2012
Leases
10.	Leases:

Certain warehouse, office space and equipment are leased under capital and operating leases with terms in excess of one year. Future minimum lease payments under non-cancellable leases consisted of the following at December 31, 2012:

	Capital Leases	Operating Leases
2013	$830	$7,114
2014	141	6,267
2015	71	5,160
2016	43	5,041
2017	3	4,683
Later years	—	28,716

Total minimum lease payments	1,088	$56,981

Less amounts representing interest	(24)

Present value of net minimum lease payments (including $819 currently payable)	$1,064

The rental expense for all operating leases was $8,787, $9,039, $4,989, and $3,616 for the Successor years ended December 31, 2012 and 2011, seven months ended December 31, 2010 and Predecessor five months ended May 28, 2010, respectively. Certain leases are subject to terms of renewal and escalation clauses.

Deferred Compensation Plan	12 Months Ended
Dec. 31, 2012
Deferred Compensation Plan
11.	Deferred Compensation Plan:

The Company maintains a deferred compensation plan for key employees (the “Nonqualified Deferred Compensation Plan” or “NQDC”) which allows the participants to defer up to 25% of salary and commissions and up to 100% of bonuses to be paid during the year and invest these deferred amounts into certain Company directed mutual fund investments, subject to the election of the participants. The Company is permitted to make a 25% matching contribution on deferred amounts up to $10, subject to a five year vesting schedule.

As of December 31, 2012 and 2011, the Company’s consolidated balance sheets included $4,245 and $3,754, respectively, in restricted investments representing the assets held in mutual funds to fund deferred compensation liabilities owed to the Company’s current and former employees. The current portion of the restricted investments was $846 and $364 as of December 31, 2012 and 2011, respectively.

The assets held in the NQDC are classified as an investment in trading securities. The Company recorded trading gains and offsetting compensation expense of $329 and $19 for the years ended December 31, 2012 and 2011, respectively. The Company recorded trading gains and offsetting compensation expense of $16 for the five months ended May 28, 2010 and $283 for the seven months ended December 31, 2010.

During the years ended December 31, 2012 and 2011, distributions from the deferred compensation plan aggregated $357 and $233, respectively. During the five months ended May 28, 2010, distributions from the deferred compensation plan aggregated $274 and there were no distributions during the seven months ended December 31, 2010.

Guaranteed Preferred Beneficial Interest in the Company's Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Guaranteed Preferred Beneficial Interest in the Company's Junior Subordinated Debentures
12.	Guaranteed Preferred Beneficial Interest in the Company’s Junior Subordinated Debentures:

In September 1997, The Hillman Group Capital Trust, a Grantor trust, completed a $105,446 underwritten public offering of 4,217,724 11.6% Trust Preferred Securities (“TOPrS”). The Trust invested the proceeds from the sale of the preferred securities in an equal principal amount of 11.6% Junior Subordinated Debentures of Hillman due September 2027.

The Trust distributes monthly cash payments it receives from the Company as interest on the debentures to preferred security holders at an annual rate of 11.6% on the liquidation amount of $25.00 per preferred security.

In connection with the public offering of TOPrS, the Trust issued $3,261 of trust common securities to the Company. The Trust invested the proceeds from the sale of the trust common securities in an equal principal amount of 11.6% Junior Subordinated Debentures of Hillman due September 2027. The Trust distributes monthly cash payments it receives from the Company as interest on the debentures to the Company at an annual rate of 11.6% on the liquidation amount of the common security.

The Company may defer interest payments on the debentures at any time, for up to 60 consecutive months. If this occurs, the Trust will also defer distribution payments on the preferred securities. The deferred distributions, however, will accumulate interest at a rate of 11.6% per annum. The Trust will redeem the preferred securities when the debentures are repaid, or at maturity on September 30, 2027. The Company may redeem the debentures before their maturity at a price equal to 100% of the principal amount of the debentures redeemed, plus accrued interest. When the Company redeems any debentures before their maturity, the Trust will use the cash it receives to redeem preferred securities and common securities as provided in the trust agreement. The Company guarantees the obligations of the Trust on the Trust Preferred Securities.

The Company has determined that the Trust is a variable interest entity and the holders of the Trust Preferred Securities are the primary beneficiaries of the Trust. Accordingly, the Company has de-consolidated the Trust. Summarized below is the financial information of the Trust as of December 31, 2012:

Non-current assets—junior subordinated debentures—preferred	$111,871
Non-current assets—junior subordinated debentures—common	3,261

Total assets	$115,132

Non-current liabilities—trust preferred securities	$111,871
Stockholder’s equity—trust common securities	3,261

Total liabilities and stockholders’ equity	$115,132

The non-current assets for the Trust relate to its investment in the 11.6% junior subordinated deferrable interest debentures of Hillman due September 30, 2027.

The TOPrS constitute mandatorily redeemable financial instruments. The Company guarantees the obligations of the Trust on the Trust Preferred Securities. Accordingly, the guaranteed preferred beneficial interest in the Company’s junior subordinated debentures is presented in long-term liabilities in the accompanying consolidated balance sheet.

On May 28, 2010, the Junior Subordinated Debentures were recorded at the fair value of $116,085 based on the price underlying the Trust Preferred Securities of $26.75 per share upon close of trading on the American Stock Exchange on that date plus the liquidation value of the trust common securities. The Company is amortizing the premium on the Junior Subordinated Debentures of $7,381 over their remaining life.

Common and Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Common and Preferred Stock

10. Common and Preferred Stock:

The Hillman Companies has one class of common stock, with 5,000 shares authorized and issued as of March 31, 2013. All outstanding shares of Hillman Companies’ common stock are owned by Holdco.

Under the terms of the Stockholders Agreement for the Holdco common stock, management shareholders have the ability to put their shares back to Holdco under certain conditions, including death or disability. ASC 480-10-S99 requires shares to be classified outside of permanent equity if they can be redeemed and the redemption is not solely within the control of the issuer. Further, if it is determined that redemption of the shares is probable, the shares are marked to redemption value which equals fair value at each balance sheet date with the change in fair value recorded in additional paid-in capital. Accordingly, the 210.4 shares of common stock held by management are recorded outside permanent equity and have been adjusted to the fair value of $14,485 as of March 31, 2013.

The Hillman Companies has one class of preferred stock, with 5,000 shares authorized and none issued as of March 31, 2013.

13.	Common and Preferred Stock:

Common Stock

Prior to the Merger Transaction, The Hillman Companies, Inc. had three classes of common stock. Immediately prior to the consummation of the Merger Transaction, the Company had (i) 23,141 authorized shares of Class A Common Stock, 6,201 of which were issued and outstanding, (ii) 2,500 authorized shares of Class B Common Stock, 970.6 of which were issued and outstanding, and (iii) 30,109 authorized shares of Class C Common Stock, 2,787.1 of which issued and outstanding.

Each share of Class A Common Stock entitled its holder to one vote. Each holder of Class A Common Stock was entitled at any time to convert any or all of such shares into an equal number of shares of Class C Common Stock. Holders of Class B Common Stock had no voting rights. The Class B Common Stock was initially purchased by and issued to certain members of the Company’s management and was subject to vesting over five years in connection with the acquisition of The Hillman Companies, Inc. by affiliates of CHS and OTPP in 2004. Each share of Class C Common Stock entitled its holder to one vote, provided that the aggregate voting power of Class C Common Stock (with respect to the election of directors) could not exceed 30%. Each holder of Class C Common Stock was entitled at any time to convert any or all of the shares into an equal number of shares of Class A Common Stock.

Upon consummation of the Merger Transaction, each share of Class A Common Stock, Class B Common Stock and Class C Common Stock of The Hillman Companies, Inc. issued and outstanding immediately prior thereto (other than as set forth in the immediately preceding sentence), as well as each outstanding option to purchase any such shares of common stock, was converted into the right to receive, in cash, a portion of the merger consideration in the Merger Transaction. Certain shares held by Company management were contributed by the holders thereof to Holdco in exchange for shares of Holdco.

After consummation of the Merger Transaction, The Hillman Companies, Inc. has one class of common stock. All outstanding shares of The Hillman Companies, Inc. common stock are owned by Holdco.

Under the terms of the Stockholders Agreement for the Holdco Common Stock, management shareholders have the ability to put their shares back to Holdco under certain conditions, including death or disability. ASC 480-10-S99 requires shares to be classified outside of permanent equity if they can be redeemed and the redemption is not solely within control of the issuer. Further, if it is determined that redemption of the shares is probable, the shares are marked to redemption value which equals fair value at each balance sheet date with the change in fair value recorded in additional paid-in capital. Accordingly, the 198.3 shares of common stock held by management are recorded outside permanent equity and were adjusted to the fair value of $14,116 as of December 31, 2012 and $12,247 as of December 31, 2011.

Preferred Stock:

Immediately prior to the Merger Transaction, The Hillman Companies, Inc. had 238,889 authorized shares of its Class A Preferred Stock, 82,104.8 of which were issued and outstanding and 13,450.7 of which were reserved for issuance upon the exercise of options to purchase shares of its Class A Preferred Stock. Holders of The Hillman Companies, Inc.’s Class A Preferred Stock were not entitled to any voting rights and were entitled to preferential dividends that accrued on a daily basis.

In addition, prior to the Merger Transaction, Hillman Investment Company, a subsidiary of The Hillman Companies, Inc. had 166,667 authorized shares of its Class A Preferred Stock, 57,282.4 of which were issued and outstanding and 9,384.2 of which were reserved for issuance upon the exercise of options to purchase shares of its Class A Preferred Stock. Holders of Hillman Investment Company’s Class A Preferred Stock were not entitled to any voting rights and were entitled to preferential dividends that accrued on a daily basis.

Hillman Investment Company Class A Preferred Stock was mandatorily redeemable on March 31, 2028 and, prior to the Merger Transaction, was classified as debt in the Company’s consolidated balance sheets. The Hillman Investment Company Class A Preferred Stock was redeemable at its liquidation value of one thousand dollars per share plus all accumulated and unpaid dividends. Dividends on the mandatorily redeemable Class A Preferred Stock were $4,911 for the Predecessor five months ended May 28, 2010. The dividends on the mandatorily redeemable Class A Preferred Stock were recorded as interest expense in the accompanying consolidated statements of operations.

In connection with the 2004 acquisition of the Company, options in a predecessor to the Company were cancelled and converted into rights to receive options to purchase 3,895.16 shares of The Hillman Companies, Inc. Class A Preferred Stock and 2,717.55 shares of Hillman Investment Company Class A Preferred Stock (collectively the “Purchased Options”). The Purchased Options had a weighted average strike price of $170.69 per share. The fair value of the Hillman Investment Company Class A Preferred Stock options has been included with the underlying security in the accompanying consolidated balance sheets. Security instruments with a redemption date that is certain to occur are to be classified as liabilities. The Hillman Companies, Inc. Class A Preferred Stock options, which had a March 31, 2028 expiration date, were classified at their fair value in the liability section of the consolidated balance sheets. To the extent the Company pays a dividend to holders of the Class A Preferred Stock and the Hillman Investment Company Class A Preferred Stock, the Purchased Option holder was entitled to receive an amount equal to the dividend which would have been paid if the Purchased Options had been exercised on the date immediately prior to the record date for the dividend. Dividends on the Purchased Options were recorded as interest expense in the accompanying consolidated statement of operations. Additionally, under the terms of the ESA, the Purchased Options could be put back to the Company at fair value if employment was terminated.

The initial and subsequent valuations of the Purchased Options were measured at fair value with the change in fair value recognized as interest expense. Interest expense of $577 was recorded for the Predecessor five months ended May 28, 2010 to recognize the increase in fair value of the Purchased Options.

Upon consummation of the Merger Transaction, each share of The Hillman Companies, Inc.’s Class A Preferred Stock issued and outstanding immediately prior thereto, as well as each outstanding option to purchase any such shares of preferred stock, was converted into the right to receive an amount, in cash, equal to the liquidation value thereof plus all accrued and unpaid dividends on such shares as of the effective time of the Merger Transaction. In addition, at closing of the Merger Transaction, Hillman Investment Company redeemed each outstanding share of its Class A Preferred Stock at an amount equal to the liquidation value thereof plus all accrued and unpaid dividends on such shares as of the effective time of the Merger Transaction. Options to purchase shares of Hillman Investment Company’s Class A Preferred Stock were cancelled in exchange for a similar cash payment.

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation

11. Stock-Based Compensation:

Effective May 28, 2010, Holdco established the OHCP HM Acquisition Corp. 2010 Stock Option Plan, as amended (the “Option Plan”), pursuant to which Holdco may grant options for up to an aggregate of 45,914 shares of its common stock. The Option Plan is administered by a committee of the Holdco board of directors. Such committee determines the terms of each option grant under the Option Plan, except that the exercise price of any granted option may not be lower than the fair market value of one share of common stock of Holdco as of the date of grant.

Under the Option Plan, the Company granted 32,284 options in 2010, 1,030 options in 2011, 7,375 options in 2012 and 5,225 options in the first quarter of 2013. The options were granted with an exercise price which was equal to the grant date fair value of the underlying securities.

Option holders are not required by the terms of the Option Agreement or the Stockholders Agreement to hold the shares for any period of time following exercise. Because the arrangement permits the holders to put the shares back without being exposed to the risks and rewards of the share for a reasonable period of time then liability classification is required. Consistent with past practice, the Company has elected to use the intrinsic value method to value the options.

14.	Stock-Based Compensation:

2004 Common Stock Option Plan:

On March 31, 2004, the Predecessor adopted its 2004 Common Stock Option Plan following Board of Director and shareholder approval. Grants under the 2004 Common stock Option Plan consisted of nonqualified stock options for the purchase of Class B Common Shares. The stock options issued under the 2004 Common Stock Option Plan were accounted for in a manner consistent with the underlying security. Therefore, the Class B Common Stock Options were adjusted to the fair value of the Class B Common shares less the strike price of the Class B Common shares adjusted for the proportion of employee service.

Compensation expense of $3,784 was recorded in the accompanying consolidated statements of operations for the Predecessor five months ended May 28, 2010.

In connection with the Merger Transaction, the 2004 Common Stock Option Plan was terminated, and all options outstanding thereunder were cancelled with the holder receiving a per share amount in cash equal to the per share Merger Transaction consideration less the applicable exercise price.

Preferred Option Plan:

On March 31, 2004, certain members of the Predecessor Company’s management were granted options to purchase 9,555.5 shares of Class A Preferred Stock and 6,666.7 shares of Hillman Investment Company Class A Preferred Stock (collectively the “Preferred Options”). The Preferred Options were granted with an exercise price of one thousand dollars per share which was equal to the value of the underlying Preferred Stock. The Preferred Options were subject to vesting over five years with 20% vesting on each anniversary of the Merger Transaction. Holders of the Preferred Options were entitled to accrued dividends as if the underlying Preferred Stock were issued and outstanding as of the grant date.

Accounting guidance required that stock-based compensation awards are classified as liabilities if the underlying security is classified as a liability. Therefore, the Preferred Options were treated as liability classified awards.

Accounting guidance allows nonpublic entities, such as the Company, to make a policy decision as to whether to measure its liability awards at fair value or intrinsic value. The Company’s management has determined that the lack of an active market, trading restrictions and absence of any trading history preclude the reasonable estimate of fair value. Regardless of the valuation method selected, a nonpublic entity is required to re-measure its liabilities under share based payment awards at each reporting date until settlement. Accordingly, the Company elected to use the intrinsic value method to value the Preferred Options at the end of each reporting period pro-rated for the portion of the service period rendered. Compensation expense of $1,410 was recognized in the accompanying consolidated statements of operations for the Predecessor five month period ended May 28, 2010.

In connection with the Merger Transaction, the options to purchase shares of The Hillman Companies, Inc.’s and Hillman Investment Company’s Class A Preferred Stock were cancelled with the holder receiving a per share amount in cash equal to the per share Merger Transaction consideration less the applicable exercise price.

Class B Shares:

The outstanding shares of Class B Common Stock were subject to vesting over five years with 20% of the shares vesting on each anniversary of the Merger Transaction. Vested shares of the Class B Common Stock could be put back to the Company at fair value upon termination. Unvested shares of the Class B Common Stock could be put back to the Company at the lesser of fair value or cost. Accordingly, the value of the Class B common shares was adjusted at each balance sheet date to fair value for the proportion of consideration received in the form of employee service plus an amount equal to the lesser of fair value or original cost for the proportion of the Class B common shares for which employee service had not been recognized. The Class B common shares were fully vested as of March 31, 2009.

Compensation expense of $13,859 was recorded in the accompanying consolidated statements of operations for the Predecessor five months ended May 28, 2010.

Upon consummation of the Merger Transaction, the Class B Common Stock issued and outstanding immediately prior thereto was converted into the right to receive, in cash, a portion of the merger consideration in the Merger Transaction. Certain shares held by Company management were contributed by the holders thereof to Holdco in exchange for shares of Holdco.

OHCP HM Acquisition Corp. 2010 Stock Option Plan:

Effective May 28, 2010, Holdco established the OHCP HM Acquisition Corp. 2010 Stock Option Plan, as amended (the “Option Plan”), pursuant to which Holdco may grant options for up to an aggregate of 40,689 shares of its common stock. The Option Plan is administered by a committee of the Holdco board of directors. Such committee determines the terms of each option grant under the Option Plan, except that the exercise price of any granted option may not be lower than the fair market value of one share of common stock of Holdco as of the date of grant.

Under the Option Plan, the Company granted 32,284 options in 2010, 1,030 options in 2011 and 7,375 common options in 2012. The options were granted with an exercise price which was equal to the grant date fair value of the underlying securities.

Option holders are not required by the terms of the Option Agreement or the Stockholders Agreement to hold the shares for any period of time following exercise. Since the arrangement permits the holders to put the shares back without being exposed to the risks and rewards of the share for a reasonable period of time then liability classification is required. Consistent with past practice, the Company has elected to use the intrinsic value method to value the options.

Stock options granted to management under the Option Plan are divided into three equal vesting tranches. The first tranche is a service-based award which vests ratably over five years, subject to the optionee’s continued employment with the Company on each vesting date. The Company will recognize compensation costs for the portion of the awards that are service based over the requisite service period for each of the five separate vesting service periods. The second tranche is performance-based and vests ratably over five years, subject to both the optionee’s continued employment on each vesting date and the achievement of Company performance targets. Again, compensation costs will be recognized for the performance based awards over the requisite service period for each of the five separate vesting service periods. However, if achievement of the applicable performance target is not probable, no compensation cost will be recorded. The third tranche of each stock option grant is outcome-based and depends on OHCP receiving a certain rate of return upon a change in control, provided that the optionee is still employed by the Company at the time of such change in control. This provision would be viewed as having a performance condition due to the change in control requirement and that condition would only be probable at the time that the change in control occurred, and accordingly, the Company will not recognize compensation expense for the third tranche until a change in control is deemed to be probable.

The Company has elected to use the intrinsic value method to value the options at the end of each reporting period. The intrinsic value of the common shares exceeded the exercise price of the options at December 31, 2012, and therefore, compensation expense of $714 was recorded in the accompanying consolidated statements of operations for the year ended December 31, 2012. The intrinsic value of the common shares was equal to the exercise price at December 31, 2011 and 2010, and therefore, no compensation expense was recorded in the accompanying consolidated statements of operations for the year ended December 31, 2011 or the Successor seven month period ended December 31, 2010.

Derivatives and Hedging	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives and Hedging

12. Derivatives and Hedging:

The Company uses derivative financial instruments to manage its exposures to (1) interest rate fluctuations on its floating rate senior debt; (2) price fluctuations in metal commodities used in its key products; and (3) fluctuations in foreign currency exchange rates. The Company measures those instruments at fair value and recognizes changes in the fair value of derivatives in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures.

Interest Rate Swap Agreements—On June 24, 2010, the Company entered into a forward Interest Rate Swap Agreement (the “2010 Swap”) with a two-year term for a notional amount of $115,000. The forward start date of the 2010 Swap was May 31, 2011 and its termination date is May 31, 2013. The 2010 Swap fixes the interest rate at 2.47% plus the applicable interest rate margin.

The 2010 Swap was initially designated as a cash flow hedge. Effective April 18, 2011, the Company executed the second amendment to the credit agreement which modified the interest rate on the Senior Facilities. The critical terms for the 2010 Swap no longer matched the terms of the amended Senior Facilities and the 2010 Swap was de-designated.

At March 31, 2013, the fair value of the 2010 Swap was $(211) and was reported on the condensed consolidated balance sheet in other current liabilities with a reduction in interest expense recorded in the statement of comprehensive income for the favorable change in fair value since December 31, 2012. The fair value of the 2010 Swap was $(418) as of December 31, 2012 and was reported on the condensed consolidated balance sheet in other current liabilities.

Metal Swap Agreements—On April 20, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 1”) with an approximate eight-month term for 35 MT of copper at a notional amount of $294.7. The maturity date was December 31, 2012 and the 2012 Metal Swap No. 1 fixed the copper price at $8.42 per MT.

On May 30, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 2”) with an approximate seven-month term for 10 MT of copper at a notional amount of $77.9. The maturity date was December 31, 2012 and the 2012 Metal Swap No. 2 fixed the copper price at $7.79 per MT.

On May 30, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 3”) with an approximate ten-month term for 35 MT of copper at a notional amount of $272.5. The maturity date was March 31, 2013 and the 2012 Metal Swap No. 3 fixed the copper price at $7.785 per MT.

The Company uses metal commodity swap agreements to hedge anticipated purchases of key blanks which can fluctuate with changes in copper prices. The Company’s metal swap agreements did not qualify for hedge accounting treatment because they did not meet the provisions specified in ASC 815. Accordingly, the gain or loss on these derivatives was recognized in current earnings.

At March 31, 2013, 2012 Metal Swap No. 1 and 2012 Metal Swap No. 2 have expired and have no value. The fair value of the 2012 Metal Swap No. 3 was ($10) at March 31, 2013 and was reported on the condensed consolidated balance sheet in other current liabilities with an increase in cost of sales recorded in the statement of comprehensive income for the unfavorable change in fair value since December 31, 2012.

Foreign Currency Forward Contract—On December 18, 2012, the Company entered into a Foreign Currency Forward Contract (the “2012 FX Contract”) with an approximate six-month term for a notional amount of C$105,000. The 2012 FX Contract maturity date was May 21, 2013 and fixed the Canadian to US dollar forward exchange rate at 0.9989. The purpose of the 2012 FX Contract was to manage the Company’s exposure to fluctuations in the exchange rate of the Canadian dollar investment used in the Paulin Acquisition.

The 2012 FX Contract was reported on the condensed consolidated balance sheet in other current liabilities prior to its execution in connection with the Paulin Acquisition. An increase in other expense of $1,138 was recorded in the statement of comprehensive income for the unfavorable change in fair value from December 31, 2012 until its execution on February 19, 2013.

The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.

15.	Derivatives and Hedging:

The Company uses derivative financial instruments to manage its exposures to (1) interest rate fluctuations on its floating rate senior debt; (2) price fluctuations in metal commodities used in its key products; and (3) fluctuations in foreign currency exchange rates. The Company measures those instruments at fair value and recognizes changes in the fair value of derivatives in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures.

Interest Rate Swap Agreements—On August 29, 2008, the Company entered into an Interest Rate Swap Agreement (“2008 Swap”) with a three-year term for a notional amount of $50,000. The 2008 Swap fixed the interest rate at 3.41% plus applicable interest rate margin.

The 2008 Swap was designated as a cash flow hedge, and prior to its termination on May 24, 2010, it was reported on the consolidated balance sheet in other non-current liabilities with a related deferred charge recorded as a component of other comprehensive income in shareholders’ equity. For the Predecessor five month period ended May 28, 2010, interest expense in the accompanying consolidated statement of comprehensive income includes a $1,579 charge incurred to terminate the 2008 Swap.

On June 24, 2010, the Company entered into a forward Interest Rate Swap Agreement (the “2010 Swap”) with a two-year term for a notional amount of $115,000. The forward start date of the 2010 Swap was May 31, 2011 and its termination date is May 31, 2013. The 2010 Swap fixes the interest rate at 2.47% plus the applicable interest rate margin.

The 2010 Swap was initially designated as a cash flow hedge. Effective April 18, 2011, the Company executed the second amendment to the credit agreement which modified the interest rate on the Senior Facilities. The critical terms for the 2010 Swap no longer matched the terms of the amended Senior Facilities and the 2010 Swap was de-designated. As a result, $643 of previously unrecognized losses recorded as a component of other comprehensive income were recognized as interest expense in year ended December 31, 2011.

At December 31, 2012, the fair value of the 2010 Swap was $(418) and was reported on the condensed consolidated balance sheet in other current liabilities with a reduction in interest expense recorded in the statement of comprehensive income for the favorable change in fair value since December 31, 2011. The fair value of the 2010 Swap was $(1,205) as of December 31, 2011 and was reported on the condensed consolidated balance sheet in other non-current liabilities.

Metal Swap Agreements—On April 20, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 1”) with an approximate eight-month term for 35 MT of copper at a notional amount of $294.7. The maturity date is December 31, 2012 and the 2012 Metal Swap No. 1 fixes the copper price at $8.42 per MT.

On May 30, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 2”) with an approximate seven-month term for 10 MT of copper at a notional amount of $77.9. The maturity date is December 31, 2012 and the 2012 Metal Swap No. 2 fixes the copper price at $7.79 per MT.

On May 30, 2012, the Company entered into a Commodity Metal Swap Agreement (the “2012 Metal Swap No. 3”) with an approximate ten-month term for 35 MT of copper at a notional amount of $272.5. The maturity date is March 31, 2013 and the 2012 Metal Swap No. 3 fixes the copper price at $7.785 per MT.

The Company uses metal commodity swap agreements to hedge anticipated purchases of key blanks which can fluctuate with changes in copper prices. The Company’s current metal swap agreements do not qualify for hedge accounting treatment because they do not meet the provisions specified in ASC 815. Accordingly, the gain or loss on these derivatives is recognized in current earnings.

At December 31, 2012, the fair value of 2012 Metal Swap No. 1 was $17 and was reported on the consolidated balance sheet in other current assets with a decrease in cost of sales recorded in the statement of comprehensive income for the favorable change in fair value since the inception date in the second quarter of 2012. At December 31, 2012, the fair value of 2012 Metal Swap No. 2 and 2012 Metal Swap No. 3 was ($6) and was reported on the consolidated balance sheet in other current liabilities with an increase in cost of sales recorded in the statement of comprehensive income for the unfavorable change in fair value since the inception dates in the second quarter of 2012.

Foreign Currency Forward Contract—On December 18, 2012, the Company entered into a Foreign Currency Forward Contract (the “2012 FX Contract”) with an approximate six-month term for a notional amount of C$105,000. The 2012 FX Contract maturity date is May 21, 2013 and fixes the Canadian to US dollar forward exchange rate at 0.9989. The purpose of the 2012 FX Contract is to manage the Company’s exposure to fluctuations in the exchange rate of the Canadian dollar investment used in the Paulin Acquisition.

At December 31, 2012, the fair value of the 2012 FX Contract was ($1,475) and was reported on the consolidated balance sheet in other current liabilities with an increase in other expense recorded in the statement of comprehensive income for the unfavorable change in fair value since its inception.

The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements

13. Fair Value Measurements:

The Company uses the accounting guidance that applies to all assets and liabilities that are being measured and reported on a fair value basis. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs reflecting the reporting entity’s own assumptions.

The accounting guidance establishes a hierarchy which requires an entity to maximize the use of quoted market prices and minimize the use of unobservable inputs. An asset or liability’s level is based on the lowest level of input that is significant to the fair value measurement.

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis during the periods ended March 31, 2013 and December 31, 2012, by level, within the fair value hierarchy:

	As of March 31, 2013
	Level 1	Level 2	Level 3	Total
Trading securities	$3,955	$—	$—	$3,955
Interest rate swap	—	(211)	—	(211)
Metal commodity swaps	—	(10)	—	(10)

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Trading securities	$4,245	$—	$—	$4,245
Interest rate swap	—	(418)	—	(418)
Foreign exchange forward contract	—	(1,475)		(1,475)
Metal commodity swaps	—	(11)		(11)

Trading securities are valued using quoted prices on an active exchange. Trading securities represent assets held in a Rabbi Trust to fund deferred compensation liabilities and are included as restricted investments on the accompanying condensed consolidated balance sheets.

For the three months ended March 31, 2013, the unrealized gains on these securities of $138 were recorded as other income. An offsetting entry for the same amount, increasing the deferred compensation liability and compensation expense within SG&A, was also recorded.

The Company utilizes interest rate swap contracts to manage its targeted mix of fixed and floating rate debt, and these swaps are valued using observable benchmark rates at commonly quoted intervals for the full term of the swaps. The 2010 Swap was included in other current liabilities as of March 31, 2013 and December 31, 2012 on the accompanying condensed consolidated balance sheet.

At December 31, 2012, the Company utilized a foreign exchange forward contract to manage its exposure to currency fluctuations in the Canadian dollar versus the U.S. dollar. This forward contract was valued using observable benchmark rates at commonly quoted intervals during the term of the forward contract. This forward contract was executed on February 19, 2013 in connection with the Paulin Acquisition. The foreign exchange forward contract was included in other current liabilities as of December 31, 2012 on the accompanying condensed consolidated balance sheet.

The Company utilizes metal commodity swap contracts to manage its exposure to price fluctuations in metal commodities used in its key products and these swaps are valued using observable benchmark rates at commonly quoted intervals for the full term of the swaps. The metal commodity swaps were included in other current liabilities as of March 31, 2013 and in both other current assets and liabilities as of December 31, 2012 on the accompanying condensed consolidated balance sheet.

16.	Fair Value Measurements:

The Company uses the accounting guidance that applies to all assets and liabilities that are being measured and reported on a fair value basis. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1:	Quoted market prices in active markets for identical assets or liabilities.

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3:	Unobservable inputs reflecting the reporting entity’s own assumptions.

The accounting guidance establishes a hierarchy which requires an entity to maximize the use of quoted market prices and minimize the use of unobservable inputs. An asset or liability’s level is based on the lowest level of input that is significant to the fair value measurement.

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy:

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Trading securities	$4,245	$—	$—	$4,245
Interest rate swap	—	(418)	—	(418)
Foreign exchange forward contract	—	(1,475)	—	(1,475)
Metal commodity swaps	—	(11)	—	(11)

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Trading securities	$3,754	$—	$—	$3,754
Interest rate swaps	—	(1,205)	—	(1,205)

Trading securities are valued using quoted prices on an active exchange. Trading securities represent assets held in a Rabbi Trust to fund deferred compensation liabilities and are included as restricted investments on the accompanying consolidated balance sheets.

For the year ended December 31, 2012, the unrealized gains on these securities of $329 were recorded as other income by the Successor Company. An offsetting entry for the same amount, increasing the deferred compensation liability and compensation expense within SG&A, was also recorded.

For the year ended December 31, 2011, the unrealized gains on these securities of $19 were recorded as other income by the Successor Company. An offsetting entry for the same amount, increasing the deferred compensation liability and compensation expense within SG&A, was also recorded.

For the Predecessor five months ended May 28, 2010, the unrealized gains on these securities of $16 were recorded as other income. For the Successor seven months ended December 31, 2010, the unrealized gains on these securities of $283 were recorded as other income. In each period, an offsetting entry, for the same amount, increasing the deferred compensation liability and compensation expense within SG&A was also recorded.

The Company utilizes interest rate swap contracts to manage its targeted mix of fixed and floating rate debt, and these swaps are valued using observable benchmark rates at commonly quoted intervals for the full term of the swaps. The 2010 Swap was included in other current liabilities as of December 31, 2012 and in other non-current liabilities as of December 31, 2011 on the accompanying consolidated balance sheet.

The Company utilizes a foreign exchange forward contract to manage its exposure to currency fluctuations in the Canadian dollar versus the U.S. dollar. This forward contract is valued using observable benchmark rates at commonly quoted intervals for the full term of the forward contract. The foreign exchange forward contract was included in other current liabilities as of December 31, 2012 on the accompanying consolidated balance sheet.

The Company utilizes metal commodity swap contracts to manage its exposure to price fluctuations in metal commodities used in its key products, and these swaps are valued using observable benchmark rates at commonly quoted intervals for the full term of the swaps. The metal commodity swap contracts were included in other current assets and liabilities as of December 31, 2012 on the accompanying consolidated balance sheet.

The fair value of the Company’s fixed rate senior notes and junior subordinated debentures as of December 31, 2012 and 2011 were determined by utilizing current trading prices obtained from indicative market data.

	December 31, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
10.875% Senior Notes	$272,942	$283,881	$204,248	$197,250
Junior Subordinated Debentures	115,132	128,949	115,411	129,371

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

6. Commitments and Contingencies:

The Company self-insures its product liability, automotive, workers’ compensation and general liability losses up to $250 per occurrence. Catastrophic coverage has been purchased from third party insurers for occurrences in excess of $250 up to $40,000. The two risk areas involving the most significant accounting estimates are workers’ compensation and automotive liability. Actuarial valuations performed by the Company’s outside risk insurance expert were used by the Company’s management to form the basis for workers’ compensation and automotive liability loss reserves. The actuary contemplated the Company’s specific loss history, actual claims reported, and industry trends among statistical and other factors to estimate the range of reserves required. Risk insurance reserves are comprised of specific reserves for individual claims and additional amounts expected from development of these claims, as well as for incurred but not yet reported claims. The Company believes the liability of approximately $2,487 recorded for such risk insurance reserves is adequate as of March 31, 2013.

As of March 31, 2013, the Company has provided certain vendors and insurers letters of credit aggregating $5,509 related to its product purchases and insurance coverage of product liability, workers’ compensation and general liability.

The Company self-insures its group health claims up to an annual stop loss limit of $200 per participant. Aggregate coverage is maintained for annual group health insurance claims in excess of 125% of expected claims. Historical group insurance loss experience forms the basis for the recognition of group health insurance reserves. Provisions for losses expected under these programs are recorded based on an analysis of historical insurance claim data and certain actuarial assumptions. The Company believes the liability of approximately $2,102 recorded for such group health insurance reserves is adequate as of March 31, 2013.

In addition, legal proceedings have been or are pending which are either in the ordinary course of business or incidental to the Company’s business. Those legal proceedings incidental to the business of the Company are generally not covered by insurance or other indemnity. In the opinion of the Company’s management, the ultimate resolution of the pending litigation matters will not have a material adverse effect on the consolidated financial position, operations or cash flows of the Company.

17.	Commitments and Contingencies:

The Company self-insures its product liability, automotive, workers’ compensation and general liability losses up to $250 per occurrence. Catastrophic coverage has been purchased from third party insurers for occurrences in excess of $250 up to $40,000. The two risk areas involving the most significant accounting estimates are workers’ compensation and automotive liability. Actuarial valuations performed by the Company’s outside risk insurance expert were used by the Company’s management to form the basis for workers’ compensation and automotive liability loss reserves. The actuary contemplated the Company’s specific loss history, actual claims reported, and industry trends among statistical and other factors to estimate the range of reserves required. Risk insurance reserves are comprised of specific reserves for individual claims and additional amounts expected for development of these claims, as well as for incurred but not yet reported claims. The Company believes that the liability of approximately $2,626 recorded for such risk insurance reserves is adequate as of December 31, 2012, but due to judgments inherent in the reserve estimate, it is possible that the ultimate costs will differ materially from this estimate.

As of December 31, 2012, the Company has provided certain vendors and insurers letters of credit aggregating $5,556 related to its product purchases and insurance coverage of product liability, workers’ compensation and general liability.

The Company self-insures its group health claims up to an annual stop loss limit of $200 per participant. Aggregate coverage is maintained for annual group health insurance claims in excess of 125% of expected claims. Historical group insurance loss experience forms the basis for the recognition of group health insurance reserves. Provisions for losses expected under these programs are recorded based on an analysis of historical insurance claim data and certain actuarial assumptions. The Company believes that the liability of approximately $2,045 recorded for such group health insurance reserves is adequate as of December 31, 2012, but due to judgments inherent in the reserve estimation process it is possible that the ultimate costs will differ materially from this estimate.

On November 23, 2011, Steelworks Hardware LLC, the owner of the Steelworks trademark and a party to a licensing and marketing agreement with Hillman that originated in 2005 and automatically renewed for a three year period beginning in May 2010, filed a complaint against Hillman Group, Ace Hardware Corporation, Lowe’s Companies, Inc., Lowe’s Home Centers, Inc. and True Value Company in the United States District Court for the Northern District of Illinois Eastern Division. The complaint alleged a series of claims against Hillman Group and the other named defendants, including trademark and trade dress infringement in violation of the Lanham Act, violations of Illinois Consumer Fraud and Unfair Trade Practices Acts and common law breach of contract, conspiracy and tort claims.

On March 20, 2012, the Company agreed to pay $1,635 to Steelworks Hardware LLC in full settlement of all alleged claims and plaintiff legal fees in this matter. The settlement cost and plaintiff legal fees were recorded in our consolidated results of operations for the year ended December 31, 2011.

On May 4, 2010, Hy-Ko filed a complaint against Hillman Group, and Kaba Ilco Corp., a manufacturer of blank replacement keys, in the United States District Court for the Northern District of Ohio Eastern Division, alleging that the defendants engaged in violations of federal and state antitrust laws regarding their business practices relating to automatic key machines and replacement keys. Hy-Ko’s May 4, 2010 filing against the Company was based, in part, on the Company’s previously-filed claim against Hy-Ko alleging infringement of certain patents of the Company. A claim construction hearing on the Company’s patent infringement claim against Hy-Ko occurred in September 2010. A ruling on the claim construction hearing was handed down on November 22, 2011 and was favorable to the Company’s position.

On November 7, 2012, the Company entered into a mutual release, covenant not to sue, patent license, and settlement agreement with Hy-Ko for settlement of both the antitrust case and patent infringement case. In consideration for a payment from Hy-Ko, the Company granted fully paid-up, worldwide, non-transferable, irrevocable, non-exclusive licenses under two of the Company’s patents for several of Hy-Ko’s existing commercialized automated key-cutting equipment. In addition, the Company agreed to make a payment to Hy-Ko in full settlement of all alleged claims in the antitrust matter. All claims and counterclaims between Hy-Ko and the Company in both the patent case and the antitrust case have been dismissed with prejudice. The sale of the license and the settlement cost were recorded in net sales and SG&A expense, respectively, in our consolidated results of operations for the year ended December 31, 2012.

In addition, legal proceedings have been or are pending which are either in the ordinary course of business or incidental to the Company’s business. Those legal proceedings incidental to the business of the Company are generally not covered by insurance or other indemnity. In the opinion of the Company’s management, the ultimate resolution of the pending litigation matters will not have a material adverse effect on the consolidated financial position, operations or cash flows of the Company.

Statements of Cash Flows	12 Months Ended
Dec. 31, 2012
Statements of Cash Flows
18.	Statements of Cash Flows:

Supplemental disclosures of cash flow information are presented below:

	Successor			Predecessor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Cash paid during the period for:
Interest on junior subordinated debentures	$12,232	$12,232	$7,136	$5,096

Interest	$38,880	$38,192	$19,409	$7,710

Income taxes	$479	$749	$122	$575

Non-cash investing activities:
Property and equipment purchased with capital lease	$155	$—	$152	$—

Non-cash financing activities:
Increase in accrued dividends on preferred stock	$—	$—	$—	$—

Quarterly Data	12 Months Ended
Dec. 31, 2012
Quarterly Data
19.	Quarterly Data (unaudited):

2012	Total	Fourth	Third	Second	First
Net sales	$555,465	$131,682	$148,169	$147,241	$128,373
Income from operations	40,968	3,611	13,581	14,941	8,835
Net (loss) income	(7,234)	(6,810)	1,107	1,056	(2,587)

2011	Total	Fourth	Third	Second	First
Net sales	$506,526	$122,259	$137,577	$135,396	$111,294
Income from operations	38,453	4,816	14,855	15,695	3,087
Net (loss) income	(9,779)	(5,483)	1,454	(868)	(4,882)

Concentration of Credit Risks	12 Months Ended
Dec. 31, 2012
Concentration of Credit Risks
20.	Concentration of Credit Risks:

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and trade receivables. The Company places its cash and cash equivalents with high credit quality financial institutions. Concentrations of credit risk with respect to sales and trade receivables are limited due to the large number of customers comprising the Company’s customer base and their dispersion across geographic areas. The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral.

For the year ended December 31, 2012, the largest three customers accounted for 40.1% of sales and 49.7% of the year-end accounts receivable balance. For the year ended December 31, 2011, the largest three customers accounted for 41.0% of sales and 52.0% of the year-end accounts receivable balance. For the year ended December 31, 2010, the largest three customers accounted for 43.7% of sales and 52.5% of the year-end accounts receivable balance. No other customer accounted for more than 5.0% of the Company’s total sales in 2012, 2011 or 2010.

Concentration of credit risk with respect to purchases and trade payables are limited due to the large number of vendors comprising the Company’s vendor base, with dispersion across different industries and geographic areas. The Company’s largest vendor in terms of annual purchases accounted for 6.7% of the Company’s total purchases and 4.7% of the Company’s total trade payables on December 31, 2012.

Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting

15. Segment Reporting:

The Company’s segment reporting structure uses the Company’s management reporting structure as the foundation for how the Company manages its business. The Company periodically evaluates its segment reporting structure in accordance with ASC 350-20-55 and has concluded that it has five reporting units as of March 31, 2013. During the first quarter of 2013, the operations of the Paulin Acquisition were combined into the operations of the Canada segment. The United States segment, excluding All Points, and the Canada segment are the only segments considered material by the Company’s management as of March 31, 2013. The segments are as follows:

•	United States—excluding the All Points division

•	All Points

•	Canada

•	Mexico

•	Australia

Our United States segment distributes fasteners and related hardware items, threaded rod, keys, key duplicating systems and accessories, and identification items, such as tags and letters, numbers and signs to hardware stores, home centers, mass merchants, and other retail outlets primarily in the United States. This segment also provides innovative pet ID tag programs to a leading pet products chain retailer using a unique, patent-protected / patent-pending technology and product portfolio.

Our All Points segment is a Florida based distributor of commercial and residential fasteners catering to the hurricane protection industry in the southern United States. All Points has positioned itself as a major supplier to manufacturers of railings, screen enclosures, windows and hurricane shutters.

Our Canada segment distributes fasteners and related hardware items, threaded rod, keys, key duplicating systems and accessories, and identification items, such as tags and letters, numbers and signs to hardware stores, home centers, mass merchants, and other retail outlets and industrial Original Equipment Manufacturers (“OEM”) in Canada. Our Canada segment also produces fasteners, stampings, fittings and processes threaded parts for automotive suppliers, industrial OEM’s and industrial distributors.

Our Mexico segment distributes fasteners and related hardware items to hardware stores, home centers, mass merchants, and other retail outlets in Mexico.

Our Australia segment distributes keys, key duplicating systems and accessories to home centers and other retail outlets in Australia.

The Company uses profit or loss from operations to evaluate the performance of its segments. Profit or loss from operations is defined as income from operations before interest and tax expenses. Hillman accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices. Segment revenue excludes intersegment sales related to the sales or transfer of products between segments which is consistent with the segment revenue information provided to the Company’s chief operating decision maker. Segment Income (Loss) from Operations for Mexico and Australia include insignificant costs allocated from the United States, excluding All Points segment, while the remaining operating segments do not include any allocations.

The table below presents revenues and income from operations for our reportable segments for the three months ended March 31, 2013 and 2012.

	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012
Revenues
United States excluding All Points	$118,845	$119,761
All Points	4,653	4,509
Canada	18,312	2,408
Mexico	1,967	1,557
Australia	142	138

Total revenues	$143,919	$128,373

Segment Income (Loss) from Operations
United States excluding All Points	$7,044	$8,715
All Points	371	92
Canada	166	(219)
Mexico	396	351
Australia	(193)	(104)

Total segment income from operations	$7,784	$8,835

Reconciliation (1)
Total segment income from operations	$7,784	$8,835

Total income from operations	$7,784	$8,835

(1)	This table reconciles segment income from operations to total income from operations

Assets by segment as of March 31, 2013 and December 31, 2012 were as follows:

	March 31, 2013	December 31, 2012
Assets
United States excluding All Points	$920,456	$1,133,824
All Points	8,260	7,298
Canada	312,116	15,477
Mexico	19,569	17,816
Australia	1,643	1,378

Total Assets	$1,262,044	$1,175,793

21.	Segment Reporting and Geographic Information:

The Company’s segment reporting structure uses the Company’s management reporting structure as the foundation for how the Company manages its business. The Company periodically evaluates its segment reporting structure in accordance with ASC 350-20-55 and has concluded that it has five reporting units as of December 31, 2012. The United States segment, excluding All Points, is the only segment considered material by Company management as of December 31, 2012. The segments are as follows:

•	United States—excluding the All Points division

•	All Points

•	Canada

•	Mexico

•	Australia

Our United States segment distributes fasteners and related hardware items, threaded rod, keys, key duplicating systems and accessories, and identification items, such as tags and letters, numbers and signs to hardware stores, home centers, mass merchants, and other retail outlets primarily in the United States. This segment also provides innovative pet ID tag programs to a leading pet products chain retailer using a unique, patent-protected / patent-pending technology and product portfolio.

Our All Points segment is a Florida based distributor of commercial and residential fasteners catering to the hurricane protection industry in the southern United States. All Points has positioned itself as a major supplier to manufacturers of railings, screen enclosures, windows and hurricane shutters.

Our Canada segment distributes fasteners and related hardware items, threaded rod, keys, key duplicating systems and accessories, and identification items, such as tags and letters, numbers and signs to hardware stores, home centers, mass merchants, and other retail outlets in Canada.

Our Mexico segment distributes fasteners and related hardware items to hardware stores, home centers, mass merchants, and other retail outlets in Mexico.

Our Australia segment distributes keys, key duplicating systems and accessories to home centers and other retail outlets in Australia.

The Company uses profit or loss from operations to evaluate the performance of its segments. Profit or loss from operations is defined as income from operations before interest and tax expenses. Hillman accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices. Segment revenue excludes intersegment sales related to the sales or transfer of products between segments which is consistent with the segment revenue information provided to the Company’s chief operating decision maker. Segment Income (Loss) from Operations for Mexico and Australia include insignificant costs allocated from the United States, excluding All Points segment, while the remaining operating segments do not include any allocations.

The table below presents revenues and income from operations for our reportable segments for the years ended December 31, 2012 and 2011, the seven months ended December 31, 2010 and the five months ended May 28, 2010.

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Seven Months Ended December 31, 2010	Five Months Ended May 28, 2010

Revenues
United States, excluding All Points	$517,135	$473,431	$258,391	$175,470
All Points	18,837	15,236	10,087	6,244
Canada	12,555	11,762	5,053	1,759
Mexico	6,268	5,832	3,149	2,243
Australia	670	265	—	—

Total revenues	$555,465	$506,526	$276,680	$185,716

Segment Income (Loss) from Operations
United States, excluding All Points	$42,908	$37,997	$16,025	$(9,288)
All Points	881	487	362	122
Canada	(3,050)	(727)	88	123
Mexico	787	942	269	270
Australia	(546)	(324)	—	—

Total segment income (loss) from operations	$40,980	$38,375	$16,744	$(8,773)

Reconciliation (1)
Total segment income (loss) from operations	$40,980	$38,375	$16,744	$(8,773)
Elimination of intercompany profit (loss)	(12)	78	(59)	11

Total income (loss) from operations	$40,968	$38,453	$16,685	$(8,762)

(1)	This table reconciles segment income (loss) from operations to total income (loss) from operations.

Assets by segment as of December 31, 2012 and 2011 were as follows:

	December 31, 2012	December 31, 2011
Assets:
United States, excluding All Points	$1,133,824	$1,088,246
All Points	7,298	8,052
Canada	15,477	13,269
Mexico	17,816	17,097
Australia	1,378	1,187

Total Assets	$1,175,793	$1,127,851

	As of December 31, 2012	As of December 31, 2011
Cash & cash equivalents
United States	$63,347	$9,400
Canada	1,084	968
Mexico	1,066	1,560
Australia	51	99

Consolidated cash & cash equivalents	$65,548	$12,027

Following is revenue based on products for the Company’s significant product categories:

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Seven Months Ended December 31, 2010	Five Months Ended May 28, 2010
Net sales
Keys	$86,943	$85,410	$48,897	$32,716
Engraving	48,979	41,734	17,038	12,242
Letters, numbers and signs	32,251	33,079	22,026	12,859
Fasteners	308,770	279,564	154,319	103,457
Threaded rod	33,326	31,135	17,360	12,471
Code cutter	2,851	3,312	1,844	1,377
Builders hardware	16,370	10,080	3,137	1,753
Other	25,975	22,212	12,059	8,841

Consolidated net sales	$555,465	$506,526	$276,680	$185,716

Acquisition and Integration Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisition and Integration Expenses

14. Acquisition and Integration Expenses:

For the three months ended March 31, 2013, the Company incurred $2,029 of expenses in connection with the Paulin Acquisition.

For the three months ended March 31, 2012, the Company incurred $152 of expenses in connection with the Ook Acquisition.

22.	Acquisition and Integration Expenses:

For the year ended December 31, 2012, the Company incurred $3,031 of expenses for banking, legal and other professional fees incurred in connection with the Ook Acquisition and the Paulin Acquisition described in Note 23, Subsequent Events.

For the year ended December 31, 2011, the Company incurred $2,805 of expenses for banking, legal and other professional fees incurred in connection with the Merger Transaction, Servalite Acquisition, TagWorks Acquisition, Ook Acquisition and the start-up of operations for Hillman Australia.

For the year ended December 31, 2010, the Company incurred $22,492 of one-time acquisition and integration expenses related to the Merger Transaction. The Predecessor incurred $11,342 of the acquisition and integration expense total, primarily for investment banking, legal and other advisory fees related to the sale of the Company. The remaining $11,150 of acquisition and integration expense was incurred by the Successor for legal, consulting, accounting and other advisory services incurred in connection with the acquisition of the Company.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
23.	Subsequent Events:

Effective February 14, 2013, the Company completed an amendment to the credit agreement governing its Senior Facilities. The Senior Facilities amendment modified the term loan pricing to reduce the Eurodollar Margin by 50 basis points and reduce the Eurodollar floor on Eurodollar Loans by an additional 25 basis points. This amendment modified the term loan pricing to reduce the Base Rate Margin by 50 basis points and reduce the floor on Base Rate Loans by an additional 25 basis points. This amendment also extends the maturity date of the Senior Facilities by one year to May 28, 2017.

On February 19, 2013, pursuant to the terms of the previously announced plan of arrangement dated December 17, 2012, the Company acquired all of the issued and outstanding Class A common shares of H. Paulin & Co., Limited (“Paulin”) and Paulin became an indirect wholly owned subsidiary of Hillman (the “Paulin Acquisition”). The aggregate purchase price of the Paulin Acquisition was approximately C$105,700 paid in cash.

Paulin is a leading Canadian distributor and manufacturer of fasteners, fluid system products, automotive parts and retail hardware components. Paulin’s distribution facilities are located across Canada in Vancouver, Edmonton, Winnipeg, Toronto, Montreal and Moncton, as well as in Flint, Michigan and Cleveland, Ohio. Paulin’s four manufacturing facilities are located in Ontario, Canada. Annual revenues of Paulin for 2011 were approximately C$139 million.

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information

16. Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information:

The 10.875% Senior Notes, of which $265,000 aggregate principal amount were outstanding as of March 31, 2013, were issued by Hillman Group and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Company’s wholly owned subsidiaries. The non-guarantor information presented represents our Australian, Canadian and Mexican subsidiaries.

The following financial information presents condensed consolidating statements of comprehensive income, balance sheets, and cash flows for Hillman Group, all guarantor subsidiaries, all non-guarantor subsidiaries and the eliminations necessary to provide the consolidated results for Hillman Companies and subsidiaries. For purposes of this presentation, we have accounted for investments in our subsidiaries using the equity method of accounting. The principal consolidating adjustments eliminate investment in subsidiary and intercompany balances and transactions.

Condensed Consolidating Statements of Comprehensive Income (Unaudited)

For the three months ended March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
Net sales	$—	$117,158	$6,340	$20,421	$—	$143,919
Cost of sales	—	56,315	4,499	12,832	—	73,646
Selling, general and administrative expenses	399	40,302	1,307	6,361	—	48,369
Acquisition and integration expense	—	1,640	14	375	—	2,029
Depreciation	—	5,348	15	179	—	5,542
Amortization	4,515	772	—	159	—	5,446
Intercompany administrative (income) expense	—	(87)	—	87	—	—
Other (income) expense, net	(138)	1,216	(34)	59	—	1,103

Income (loss) from operations	(4,776)	11,652	539	369	—	7,784
Intercompany interest (income) expense	(3,058)	3,062	—	(4)	—	—
Interest expense, net	(46)	11,156	—	843	—	11,953
Interest expense on junior subordinated debentures	3,152	—	—	—	—	3,152
Investment income on trust common securities	(94)	—	—	—	—	(94)

Income (loss) before equity in subsidiaries’ income	(4,730)	(2,566)	539	(470)	—	(7,227)
Equity in subsidiaries’ income (loss)	(2,797)	(231)	—	—	3,028	—

Income (loss) before income taxes	(7,527)	(2,797)	539	(470)	3,028	(7,227)
Income tax provision (benefit)	(2,942)	—	222	78	—	(2,642)

Net income (loss)	$(4,585)	$(2,797)	$317	$(548)	$3,028	$(4,585)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	(710)	(21)	(415)	1,066	(80)

Total comprehensive income (loss)	$(4,585)	$(3,507)	$296	$(963)	$4,094	$(4,665)

Condensed Consolidating Statements of Comprehensive Income (Unaudited)

For the three months ended March 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
Net sales	$—	$119,761	$4,509	$4,103	$—	$128,373
Cost of sales	—	57,642	3,529	2,418	—	63,589
Selling, general and administrative expenses	194	42,070	866	1,790	—	44,920
Acquisition and integration expense	—	152	—	—	—	152
Depreciation	—	5,845	22	22	—	5,889
Amortization	4,515	856	—	100	—	5,471
Intercompany administrative (income) expense	—	(87)	—	86	1	—
Other (income) expense, net	(194)	53	—	(341)	(1)	(483)

Income (loss) from operations	(4,515)	13,230	92	28	—	8,835
Intercompany interest (income) expense	(3,058)	3,058	—	—	—	—
Interest expense, net	(106)	10,208	—	—	—	10,102
Interest expense on junior subordinated debentures	3,152	—	—	—	—	3,152
Investment income on trust common securities	(95)	—	—	—	—	(95)

Income (loss) before equity in subsidiaries’ income	(4,408)	(36)	92	28	—	(4,324)
Equity in subsidiaries’ income (loss)	(457)	42	—	—	415	—

Income (loss) before income taxes	(4,865)	6	92	28	415	(4,324)
Income tax provision (benefit)	(2,278)	463	38	40	—	(1,737)

Net income (loss)	$(2,587)	$(457)	$54	$(12)	$415	$(2,587)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	1,237	—	1,237

Total comprehensive income (loss)	$(2,587)	$(457)	$54	$1,225	$415	$(1,350)

Condensed Consolidating Balance Sheet (Unaudited)

As of March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$2,995	$1,740	$17,903	$—	$22,639
Restricted investments	846	—	—	—	—	846
Accounts receivable	—	84,475	(400)	8,704	—	92,779
Inventories	—	108,982	8,035	54,156	(325)	170,848
Deferred income taxes	8,060	—	1,474	1,259	(678)	10,115
Other current assets	—	6,170	270	3,266	—	9,706

Total current assets	8,907	202,622	11,119	85,288	(1,003)	306,933
Intercompany notes receivable	105,446	108,225	—	(108,225)	(105,446)	—
Intercompany interest receivable	3,058	809	—	—	(3,867)	—
Investments in subsidiaries	(639,662)	28,123	507	275,440	335,592	—
Property and equipment	—	69,146	348	14,977	—	84,471
Goodwill	418,946	24,512	3,090	21,684	280	468,512
Other intangibles	307,317	45,274	250	27,318	—	380,159
Restricted investments	3,109	—	—	—	—	3,109
Deferred income taxes	32,895	—	(472)	739	(33,162)	—
Deferred financing fees	—	12,095	—	—	—	12,095
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	2,882	25	597	—	3,504

Total assets	$243,277	$493,688	$14,867	$317,818	$192,394	$1,262,044

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$31,529	$1,145	$15,440	$—	$48,114
Current portion of senior term loans	—	3,968	—	—	—	3,968
Current portion of capitalized lease and other obligations	—	625	—	—	—	625
Interest payable on junior subordinated debentures	1,019	—	—	—	—	1,019
Intercompany interest payable	—	3,058	—	809	(3,867)	—
Accrued expenses:
Salaries and wages	—	3,841	74	208	—	4,123
Pricing allowances	—	2,773	3	556	—	3,332
Income and other taxes	(449)	2,388	86	(80)	—	1,945
Interest	—	10,033	—	—	—	10,033
Deferred compensation	846	—	—	—	—	846
Other accrued expenses	—	7,489	216	558	—	8,263

Total current liabilities	1,416	65,704	1,524	17,491	(3,867)	82,268

Condensed Consolidating Balance Sheet (Unaudited)

As of March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Intercompany interest payable	—	—	—	—	—	—
Long term senior term loans	—	380,958	—	—	—	380,958
Bank revolving credit	—	—	—	—	—	—
Long term portion of capitalized leases	—	345	—	—	—	345
Long term senior notes	—	272,652	—	—	—	272,652
Junior subordinated debentures	115,086	—	—	—	—	115,086
Deferred compensation	3,109	—	—	—	—	3,109
Deferred income taxes, net	144,024	—	213	9,641	(33,840)	120,038
Other non-current liabilities	975	5,767	—	—	—	6,742

Total liabilities	264,610	830,872	1,737	27,132	(143,153)	981,198

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 210.4 issued and outstanding at March 31, 2013	14,485	—	—	—	—	14,485
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at March 31, 2013	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,789.6 issued and outstanding at March 31, 2013	—	—	50	—	(50)	—
Additional paid-in capital	118,693	(130,742)	11,711	293,717	1,827	295,206
Accumulated deficit	(154,511)	(205,732)	1,390	(3,006)	332,223	(29,636)
Accumulated other comprehensive income	—	(710)	(21)	(25)	1,547	791

Total stockholders’ equity	(35,818)	(337,184)	13,130	290,686	335,547	266,361

Total liabilities and stockholders’ equity	$243,277	$493,688	$14,867	$317,818	$192,394	$1,262,044

Condensed Consolidating Balance Sheet (Unaudited)

As of December 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$62,917	$429	$2,201	$—	$65,548
Restricted investments	846	—	—	—	—	846
Accounts receivable	—	65,916	6,473	(10,045)	—	62,344
Inventories	—	105,028	4,678	4,404	(272)	113,838
Deferred income taxes	10,359	—	610	221	(726)	10,464
Other current assets	—	6,526	145	1,835	—	8,506

Total current assets	11,206	240,387	12,335	(1,384)	(998)	261,546
Intercompany notes receivable	105,446	—	—	—	(105,446)	—
Investments in subsidiaries	(637,376)	27,204	—	—	610,172	—
Property and equipment	—	67,902	191	399	—	68,492
Goodwill	418,946	24,512	58	11,542	280	455,338
Other intangibles	311,832	46,047	250	8,515	—	366,644
Restricted investments	3,399	—	—	—	—	3,399
Deferred income taxes	29,492	—	(411)	977	(30,058)	—
Deferred financing fees	—	12,858	—	—	—	12,858
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	3,521	25	709	—	4,255

Total assets	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$31,873	$517	$181	$—	$32,571
Current portion of senior term loans	—	3,200	—	—	—	3,200
Current portion of capitalized lease and other obligations	—	819	—	—	—	819
Additional acquisition consideration	—	—	—	—	—	—
Accrued expenses:
Salaries and wages	—	8,930	217	204	—	9,351
Pricing allowances	—	3,457	3	597	—	4,057
Income and other taxes	(625)	2,447	25	645	—	2,492
Interest	—	2,868	—	—	—	2,868
Deferred compensation	846	—	—	—	—	846
Other accrued expenses	—	9,822	40	1,535	—	11,397

Total current liabilities	221	63,416	802	3,162	—	67,601

Condensed Consolidating Balance Sheet (Unaudited)

As of December 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Long term senior term loans	—	307,727	—	—	—	307,727
Long term portion of capitalized lease and other obligations	—	245	—	—	—	245
Long term senior notes	—	272,942	—	—	—	272,942
Junior subordinated debentures	115,132	—	—	—	—	115,132
Deferred compensation	3,399	—	—	—	—	3,399
Deferred income taxes, net	146,042	—	219	2,472	(30,784)	117,949
Other non-current liabilities	714	5,473	—	—	—	6,187

Total liabilities	265,508	755,249	1,021	5,634	(136,230)	891,182

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.3 issued and outstanding at December 31, 2012	14,116	—	—	—	—	14,116
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2012	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,801.7 issued and outstanding at December 31, 2012	—	—	50	—	(50)	—
Additional paid-in capital	117,261	(131,642)	10,304	17,192	281,560	294,675
Accumulated deficit	(150,679)	(201,176)	1,073	(2,458)	328,189	(25,051)
Accumulated other comprehensive loss	—	—	—	390	481	871

Total stockholders’ equity	(33,418)	(332,818)	11,427	15,124	610,180	270,495

Total liabilities and stockholders’ equity	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

Condensed Consolidating Statement of Cash Flows (Unaudited)

For the three months ended March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust- ments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(1,788)	$(2,513)	$317	$(548)	$(53)	$(4,585)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	4,515	6,120	15	338	—	10,988
Dispositions of property and equipment	—	9	—	—	—	9
Deferred income tax provision (benefit)	(3,122)	—	(809)	898	—	(3,033)
Deferred financing and original issue discount amortization	(46)	629	—	—	—	583
Stock-based compensation expense	261	—	—	—	—	261
Other non-cash interest and change in value of interest rate swap	—	(207)	—	—	—	(207)
Changes in operating items:
Accounts receivable	—	(7,269)	(2,842)	(3,065)	—	(13,176)
Inventories	—	(3,954)	(3,357)	5,299	53	(1,959)
Other assets	—	(10,295)	9,590	2,912	—	2,207
Accounts payable	—	(344)	628	2,455	—	2,739
Interest payable on junior subordinated debentures	1,019	—	—	—	—	1,019
Other accrued liabilities	176	2,264	94	(930)	(3,867)	(2,263)
Other items, net	(1,015)	(8,110)	(2,316)	8,395	3,867	821

Net cash provided by (used for) operating activities	—	(23,670)	1,320	15,754	—	(6,596)

Cash flows from investing activities:
Paulin acquisition	—	(103,416)	—	—	—	(103,416)
Capital expenditures	—	(6,590)	(9)	(52)	—	(6,651)

Net cash used for investing activities	—	(110,006)	(9)	(52)	—	(110,067)

Cash flows from financing activities:
Borrowings of senior term loans	—	76,800	—	—	—	76,800
Repayments of senior term loans	—	(800)	—	—	—	(800)
Discount on senior term loans	—	(2,152)	—	—	—	(2,152)
Principal payments under capitalized lease obligations	—	(94)	—	—	—	(94)

Net cash used for financing activities	—	73,754	—	—	—	73,754

Net (decrease) increase in cash and cash equivalents	—	(59,922)	1,311	15,702	—	(42,909)
Cash and cash equivalents at beginning of period	1	62,917	429	2,201	—	65,548

Cash and cash equivalents at end of period	$1	$2,995	$1,740	$17,903	—	$22,639

Condensed Consolidating Statement of Cash Flows (Unaudited)

For the three months ended March 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust- Ments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(2,130)	$(486)	$54	$(12)	$(13)	$(2,587)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	4,515	6,701	22	122	—	11,360
Dispositions of property and equipment	—	—	—	—	—	—
Deferred income tax provision (benefit)	(2,435)	446	37	137	—	(1,815)
Deferred financing and original issue discount amortization	(107)	605	—	—	—	498
Other non-cash interest and change in value of interest rate swap	—	(163)	—	—	—	(163)
Changes in operating items:
Accounts receivable	—	(7,745)	(241)	(651)	—	(8,637)
Inventories	—	(2,811)	679	(211)	13	(2,330)
Other assets	—	9	(400)	(172)	—	(563)
Accounts payable	—	2,684	(5)	(97)	—	2,582
Other accrued liabilities	153	5,019	(29)	152	(3,058)	2,237
Other items, net	4	(3,229)	—	(127)	3,058	(294)

Net cash provided by (used for) operating activities	—	1,030	117	(859)	—	288

Cash flows from investing activities:
Proceeds from sale of property and equipment	—	—	3	—	—	3
Capital expenditures	—	(5,371)	(6)	(70)	—	(5,447)

Net cash used for investing activities	—	(5,371)	(3)	(70)	—	(5,444)

Cash flows from financing activities:
Repayments of senior term loans	—	(800)	—	—	—	(800)
Borrowings of revolving credit loans	—	14,000	—	—	—	14,000
Payments of additional acquisition consideration	—	(12,387)	—	—	—	(12,387)
Principal payments under capitalized lease obligations	—	(7)	—	—	—	(7)
Borrowings of senior notes	—	—	—	—	—	—
Premium on senior notes	—	—	—	—	—	—
Financing fees, net	—	—	—	—	—	—

Net cash provided by financing activities	—	806	—	—	—	806

Net (decrease) increase in cash and cash equivalents	—	(3,535)	114	(929)	—	(4,350)
Cash and cash equivalents at beginning of period	1	8,852	547	2,627	—	12,027

Cash and cash equivalents at end of period	$1	$5,317	$661	$1,698	—	$7,677

24.	Supplemental Consolidating Guarantor and Non-Guarantor Financial Information:

The 10.875% Senior Notes were issued by The Hillman Group, Inc. and are fully and unconditionally guaranteed on a joint and several basis by The Hillman Companies, Inc., Hillman Investment Company and each of Hillman Group’s domestic subsidiaries. The non-guarantor information presented represents our Australian, Canadian and Mexican subsidiaries.

The following financial information presents consolidating statements of operations, balance sheets, and cash flows for The Hillman Group, Inc., all guarantor subsidiaries, all non-guarantor subsidiaries and the eliminations necessary to provide the consolidated results for The Hillman Companies, Inc. and subsidiaries. For purposes of this presentation, investments in subsidiaries have been accounted for using the equity method of accounting. The principal consolidating adjustments eliminate investment in subsidiary and intercompany balances and transactions.

Consolidating Statements of Comprehensive Income

For the year ended December 31, 2012

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$517,135	$18,837	$19,493	$—	$555,465
Cost of sales	—	247,964	14,162	12,878	12	275,016
Selling, general and administrative expenses	1,043	174,667	3,717	8,903	—	188,330
Acquisition and integration expense	—	3,031	—	—	—	3,031
Depreciation	—	21,839	88	82	—	22,009
Amortization	18,058	3,298	—	396	—	21,752
Intercompany administrative (income) expense	—	(347)	—	347	—	—
Management and transaction fees to related party	—	155	—	—	—	155
Other (income) expense, net	(358)	4,877	(11)	(304)	—	4,204
Income from operations	(18,743)	61,651	881	(2,809)	(12)	40,968
Intercompany interest (income) expense	(12,232)	12,232	—	—	—	—
Interest expense, net	(279)	41,415	—	2	—	41,138
Interest expense on junior subordinated debentures	12,610	—	—	—	—	12,610
Investment income on trust common securities	(378)	—	—	—	—	(378)

Income (loss) before equity in subsidiaries’ income	(18,464)	8,004	881	(2,811)	(12)	(12,402)
Equity in subsidiaries’ income (loss)	4,786	(2,023)	—	—	(2,763)	—

Income (loss) before income taxes	(13,678)	5,981	881	(2,811)	(2,775)	(12,402)
Income tax provision (benefit)	(6,456)	1,195	333	(240)	—	(5,168)

Net income (loss)	$(7,222)	$4,786	$548	$(2,571)	$(2,775)	$(7,234)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	1,051	—	1,051

Total comprehensive income (loss)	$(7,222)	$4,786	$548	$(1,520)	$(2,775)	$(6,183)

Consolidating Statements of Comprehensive Income

For the year ended December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$465,033	$23,634	$17,859	$—	$506,526
Cost of sales	—	227,719	14,627	10,223	(78)	252,491
Selling, general and administrative expenses	19	155,891	7,026	6,830	—	169,766
Acquisition and integration expense	—	2,642	—	163	—	2,805
Depreciation	—	21,139	121	73	—	21,333
Amortization	18,433	2,077	207	—	—	20,717
Intercompany administrative (income) expense	—	(240)	—	238	2	—
Management and transaction fees to related party	—	110	—	—	—	110
Other (income) expense, net	(19)	447	(16)	441	(2)	851
Income from operations	(18,433)	55,248	1,669	(109)	78	38,453
Intercompany interest (income) expense	(12,231)	12,231	—	—	—	—
Interest expense, net	(426)	41,105	—	—	—	40,679
Interest expense on junior subordinated debentures	12,610	—	—	—	—	12,610
Investment income on trust common securities	(378)	—	—	—	—	(378)

Income (loss) before equity in subsidiaries’ income	(18,008)	1,912	1,669	(109)	78	(14,458)
Equity in subsidiaries’ income (loss)	2,599	836	—	—	(3,435)	—

Income (loss) before income taxes	(15,409)	2,748	1,669	(109)	(3,357)	(14,458)
Income tax provision (benefit)	(5,552)	149	608	116	—	(4,679)

Net income (loss)	$(9,857)	$2,599	$1,061	$(225)	$(3,357)	$(9,779)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(179)	—	(179)
Change in derivative security value	—	624	—	—	—	624

Total comprehensive income (loss)	$(9,857)	$3,223	$1,061	$(404)	$(3,357)	$(9,334)

Consolidating Statements of Comprehensive Income

For the seven months ended December 31, 2010

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$258,391	$10,087	$8,202	$—	$276,680
Cost of sales	—	124,556	7,709	4,241	48	136,554
Selling, general and administrative expenses	283	84,773	1,964	3,740	—	90,760
Acquisition and integration expense	—	11,145	—	5	—	11,150
Depreciation	—	10,924	50	33	—	11,007
Amortization	10,669	—	—	—	—	10,669
Intercompany administrative (income) expense	—	(140)	—	140	—	—
Management and transaction fees to related party	—	—	—	—	—	—
Other (income) expense, net	(283)	450	2	(314)	—	(145)

Income from operations	(10,669)	26,683	362	357	(48)	16,685
Intercompany interest (income) expense	(7,135)	7,136	—	—	(1)	—
Interest expense, net	(248)	20,959	—	—	1	20,712
Interest on mandatorily redeemable preferred stock and management purchased options	—	—	—	—	—	—
Interest expense on junior subordinated debentures	7,356	—	—	—	—	7,356
Investment income on trust common securities	(220)	—	—	—	—	(220)

Income (loss) before equity in subsidiaries’ income	(10,422)	(1,412)	362	357	(48)	(11,163)
Equity in subsidiaries’ income (loss)	(977)	435	—	—	542	—

Income (loss) before income taxes	(11,399)	(977)	362	357	494	(11,163)
Income tax provision (benefit)	(3,409)	—	138	146	—	(3,125)

Net income (loss)	$(7,990)	$(977)	$224	$211	$494	$(8,038)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(1)	—	(1)
Change in derivative security value	—	(624)	—	—	—	(624)

Total comprehensive income (loss)	$(7,990)	$(1,601)	$224	$210	$494	$(8,663)

Consolidating Statements of Comprehensive Income

For the five months ended May 28, 2010

(Amounts in thousands)

	Predecessor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$175,470	$6,244	$4,002	$—	$185,716
Cost of sales	—	83,169	4,679	1,925	—	89,773
Selling, general and administrative expenses	19,069	60,784	1,396	1,601	—	82,850
Acquisition and integration	—	11,342	—	—	—	11,342
Depreciation	—	7,192	32	59	—	7,283
Amortization	2,663	—	15	—	—	2,678
Intercompany administrative (income) expense	—	(100)	—	100	—	—
Management and transaction fees to related party	438	—	—	—	—	438
Other (income) expense, net	(16)	(11)	217	(76)	—	114

Income (loss) from operations	(22,154)	13,094	(95)	393	—	(8,762)
Intercompany interest (income) expense	(5,097)	5,096	—	—	1	—
Interest expense, net	(154)	8,480	—	2	(1)	8,327
Interest on mandatorily redeemable preferred stock and management purchased options	5,488	—	—	—	—	5,488
Interest expense on junior subordinated debentures	5,254	—	—	—	—	5,254
Investment income on trust common securities	(158)	—	—	—	—	(158)

Income (loss) before equity in subsidiaries’ income	(27,487)	(482)	(95)	391	—	(27,673)
Equity in subsidiaries’ income (loss)	(398)	84	—	—	314	—

Income (loss) before income taxes	(27,885)	(398)	(95)	391	314	(27,673)
Income tax provision (benefit)	(2,677)	—	48	164	—	(2,465)

Net income (loss)	$(25,208)	$(398)	$(143)	$227	$314	$(25,208)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	17	—	17
Change in derivative security value	—	1,161	—	—	—	1,161

Total comprehensive income (loss)	$(25,208)	$763	$(143)	$244	$314	$(24,030)

Consolidating Balance Sheet

As of December 31, 2012

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$62,917	$429	$2,201	$—	$65,548
Restricted investments	846	—	—	—	—	846
Accounts receivable	—	65,916	6,473	(10,045)	—	62,344
Inventories	—	105,028	4,678	4,404	(272)	113,838
Deferred income taxes	10,359	—	610	221	(726)	10,464
Other current assets	—	6,526	145	1,835	—	8,506

Total current assets	11,206	240,387	12,335	(1,384)	(998)	261,546
Intercompany notes receivable	105,446	—	—	—	(105,446)	—
Investments in subsidiaries	(637,376)	27,204	—	—	610,172	—
Property and equipment	—	67,902	191	399	—	68,492
Goodwill	418,946	24,512	58	11,542	280	455,338
Other intangibles	311,832	46,047	250	8,515	—	366,644
Restricted investments	3,399	—	—	—	—	3,399
Deferred income taxes	29,492	—	(411)	977	(30,058)	—
Deferred financing fees	—	12,858	—	—	—	12,858
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	3,521	25	709	—	4,255

Total assets	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$31,873	$517	$181	$—	$32,571
Current portion of senior term loans	—	3,200	—	—	—	3,200
Current portion of capitalized lease and other obligations	—	819	—	—	—	819
Accrued expenses:
Salaries and wages	—	8,930	217	204	—	9,351
Pricing allowances	—	3,457	3	597	—	4,057
Income and other taxes	(625)	2,447	25	645	—	2,492
Interest	—	2,868	—	—	—	2,868
Deferred compensation	846	—	—	—	—	846
Other accrued expenses	—	9,822	40	1,535	—	11,397

Total current liabilities	221	63,416	802	3,162	—	67,601

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Long term senior term loans	—	307,727	—	—	—	307,727
Long term portion of capitalized lease and other obligations	—	245	—	—	—	245
Long term senior notes	—	272,942	—	—	—	272,942
Junior subordinated debentures	115,132	—	—	—	—	115,132
Deferred compensation	3,399	—	—	—	—	3,399
Deferred income taxes, net	146,042	—	219	2,472	(30,784)	117,949
Other non-current liabilities	714	5,473	—	—	—	6,187

Total liabilities	265,508	755,249	1,021	5,634	(136,230)	891,182

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.4 issued and outstanding at December 31, 2012.	14,116	—	—	—	—	14,116
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2012.	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,801.6 issued and outstanding at December 31, 2012.	—	—	50	—	(50)	—
Additional paid-in capital	117,261	(131,642)	10,304	17,192	281,560	294,675
Accumulated deficit	(150,679)	(201,176)	1,073	(2,458)	328,189	(25,051)
Accumulated other comprehensive loss	—	—	—	390	481	871

Total stockholders’ equity	(33,418)	(332,818)	11,427	15,124	610,180	270,495

Total liabilities and stockholders’ equity	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

Consolidating Balance Sheet

As of December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$8,852	$547	$2,627	$—	$12,027
Restricted investments	364	—	—	—	—	364
Accounts receivable	—	59,429	1,273	2,863	—	63,565
Inventories	—	95,757	5,117	3,361	(260)	103,975
Deferred income taxes	8,176	1,676	587	211	(742)	9,908
Other current assets	—	10,620	3,976	(8,950)	—	5,646

Total current assets	8,541	176,334	11,500	112	(1,002)	195,485
Intercompany notes receivable	105,446	—	—	—	(105,446)	—
Investments in subsidiaries	(628,481)	91,378	—	—	537,103	—
Property and equipment	—	65,897	174	271	—	66,342
Goodwill	419,752	26,409	58	10,944	280	457,443
Other intangibles	329,891	47,655	250	8,406	—	386,202
Restricted investments	3,390	—	—	—	—	3,390
Deferred income taxes	28,200	321	(108)	561	(28,974)	—
Deferred financing fees	—	13,055	—	—	—	13,055
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	1,676	25	972	—	2,673

Total assets	$270,000	$422,725	$11,899	$21,266	$401,961	$1,127,851

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$29,997	$655	$621	$—	$31,273
Current portion of senior term loans	—	3,200	—	—	—	3,200
Current portion of capitalized lease obligations	—	31	—	—	—	31
Additional acquisition consideration	—	12,387	—	—	—	12,387
Accrued expenses:
Salaries and wages	—	5,303	110	215	—	5,628
Pricing allowances	—	5,291	—	437	—	5,728
Income and other taxes	(549)	2,342	15	445	—	2,253
Interest	—	2,203	—	—	—	2,203
Deferred compensation	364	—	—	—	—	364
Other accrued expenses	—	8,762	39	406	—	9,207

Total current liabilities	(185)	69,516	819	2,124	—	72,274

Consolidating Balance Sheet

As of December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Long term senior term loans	—	310,550	—	—	—	310,550
Bank revolving credit	—	—	—	—	—	—
Long term portion of capitalized lease obligations	—	103	—	—	—	103
Long term senior notes	—	204,248	—	—	—	204,248
Junior subordinated debentures	115,411	—	—	—	—	115,411
Deferred compensation	3,390	—	—	—	—	3,390
Deferred income taxes, net	149,704	448	199	3,253	(29,716)	123,888
Other non-current liabilities	—	7,193	—	—	—	7,193

Total liabilities	268,320	697,504	1,018	5,377	(135,162)	837,057

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.4 issued and outstanding at December 31, 2011.	12,247	—	—	—	—	12,247

Commitments and Contingencies

Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2011.	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,801.6 issued and outstanding at December 31, 2011.	—	—	50	—	(50)	—
Additional paid-in capital	117,221	(68,624)	10,306	16,437	221,204	296,544
Accumulated deficit	(127,788)	(206,155)	525	113	315,488	(17,817)
Accumulated other comprehensive loss	—	—	—	(661)	481	(180)

Total stockholders’ equity	(10,567)	(274,779)	10,881	15,889	537,123	278,547

Total liabilities and stockholders’ equity	$270,000	$422,725	$11,899	$21,266	$401,961	$1,127,851

Consolidating Statement of Cash Flows

For the year ended December 31, 2012

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Cash flows from operating activities:
Net income (loss)	$(12,008)	$6,809	$548	$(2,571)	$(12)	$(7,234)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	18,058	25,137	88	478	—	43,761
Dispositions of property and equipment	—	271	21	—	—	292
Deferred income tax provision (benefit)	(6,382)	1,686	300	(1,207)	—	(5,603)
Deferred financing and original issue discount amortization	(279)	2,459	—	—	—	2,180
Stock-based compensation expense	714	—	—	—	—	714
Other non-cash interest and change in value of interest rate swap	—	(787)	—	—	—	(787)
Changes in operating items:
Accounts receivable	—	2,431	(50)	(1,005)	—	1,376
Inventories	—	(9,788)	439	(1,043)	12	(10,380)
Other assets	—	(6,003)	(1,319)	3,391	—	(3,931)
Accounts payable	—	(568)	(138)	(440)	—	(1,146)
Other accrued liabilities	(76)	3,623	121	1,478	—	5,146
Other items, net	(27)	(1,645)	(3)	705	—	(970)

Net cash provided by (used for) operating activities	—	23,625	7	(214)	—	23,418

Cash flows from investing activities:
Proceeds from sale of property and equipment	—	—	3	—	—	3
Capital expenditures	—	(23,973)	(128)	(212)	—	(24,313)

Net cash used for investing activities	—	(23,973)	(125)	(212)	—	(24,310)

Cash flows from financing activities:
Repayments of senior term loans	—	(3,200)	—	—	—	(3,200)
Borrowings of revolving credit loans	—	19,000	—	—	—	19,000
Repayments of revolving credit loans	—	(19,000)	—	—	—	(19,000)
Payment of additional acquisition consideration	—	(12,387)	—	—	—	(12,387)
Principal payments under capitalized lease obligations	—	(47)	—	—	—	(47)
Borrowings under other credit obligations	—	1,119	—	—	—	1,119
Repayments of other credit obligations	—	(297)	—	—	—	(297)
Borrowings of senior notes	—	65,000	—	—	—	65,000
Premium on senior notes	—	4,225	—	—	—	4,225

Net cash (used for) provided by financing activities	—	54,413	—	—	—	54,413

Net (decrease) increase in cash and cash equivalents	—	54,065	(118)	(426)	—	53,521
Cash and cash equivalents at beginning of period	1	8,852	547	2,627	—	12,027

Cash and cash equivalents at end of period	$1	$62,917	$429	$2,201	$—	$65,548

Consolidating Statement of Cash Flows

For the year ended December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(12,456)	$1,763	$1,061	$(225)	$78	$(9,779)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	18,433	23,216	328	73	—	42,050
Dispositions of property and equipment	—	42	11	—	—	53
Deferred income tax provision (benefit)	(8,866)	(203)	1,350	3,085	—	(4,634)
Deferred financing and original issue discount amortization	(803)	2,814	—	—	—	2,011
Other non-cash interest and change in value of interest rate swap	—	1,250	—	—	—	1,250
Changes in operating items:
Accounts receivable	—	(6,673)	2,162	70	—	(4,441)
Inventories	—	(7,647)	5,527	23	(78)	(2,175)
Other assets	—	(4,691)	92	1,348	—	(3,251)
Accounts payable	—	387	(4)	289	—	672
Other accrued liabilities	(265)	4,053	(1,708)	211	—	2,291
Other items, net	3,957	8,989	(9,361)	(3,419)	—	166

Net cash provided by (used for) operating activities	—	23,300	(542)	1,455	—	24,213

Cash flows from investing activities:
Payment for TagWorks acquisition	—	(40,271)	—	—	—	(40,271)
Payment for Ook acquisition	—	(15,323)	—	—	—	(15,323)
Capital expenditures	—	(17,778)	(30)	(127)	—	(17,935)
Other, net	—	—	—	—	—	—

Net cash used for investing activities	—	(73,372)	(30)	(127)	—	(73,529)

Cash flows from financing activities:
Borrowings of senior term loans	—	30,000	—	—	—	30,000
Repayments of senior term loans	—	(2,975)	—	—	—	(2,975)
Discount on senior term loans	—	(2,000)	—	—	—	(2,000)
Borrowings of revolving credit loans	—	9,444	—	—	—	9,444
Repayments of revolving credit loans	—	(21,444)	—	—	—	(21,444)
Payment of additional acquisition consideration	—	(12,490)	—	—	—	(12,490)
Principal payments under capitalized lease obligations	—	(30)	—	—	—	(30)
Borrowings of senior notes	—	50,000	—	—	—	50,000
Premium on senior notes	—	4,625	—	—	—	4,625
Financing fees, net	—	(1,372)	—	—	—	(1,372)

Net cash (used for) provided by financing activities	—	53,758	—	—	—	53,758

Net (decrease) increase in cash and cash equivalents	—	3,686	(572)	1,328	—	4,442
Cash and cash equivalents at beginning of period	1	5,166	1,119	1,299	—	7,585

Cash and cash equivalents at end of period	$1	$8,852	$547	$2,627	$—	$12,027

Consolidating Statement of Cash Flows

For the seven months ended December 31, 2010

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Cash flows from operating activities:
Net income (loss)	$(7,013)	$(1,401)	$224	$211	$(59)	$(8,038)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	10,669	10,924	50	33	—	21,676
Dispositions of property and equipment	—	60	—	—	—	60
Deferred income tax provision (benefit)	(8,031)	(1,125)	176	3,320	—	(5,660)
Deferred financing and original issue discount amortization	2,590	(1,296)	—	—	—	1,294
Other non-cash interest and change in value of interest rate swap	—	392	—	—	—	392
Changes in operating items:
Accounts receivable	—	14,195	727	(236)	—	14,686
Inventories	—	(11,030)	(100)	(590)	59	(11,661)
Other assets	—	(2,626)	38	1,444	(12)	(1,156)
Accounts payable	—	7,229	(374)	196	—	7,051
Other accrued liabilities	(69)	(11,228)	4	417	5,096	(5,780)
Other items, net	199,620	(214,228)	21,567	(3,540)	(5,084)	(1,665)

Net cash provided by (used for) operating activities	197,766	(210,134)	22,312	1,255	—	11,199

Cash flows from investing activities:
Payments for Quick Tag and Laser Key licenses	—	(12,750)	—	—	—	(12,750)
Payment for Servalite acquisition	—	—	(21,335)			(21,335)
Capital expenditures	—	(9,518)	(64)	(93)	—	(9,675)
Other, net	—	—	—	—	—	—

Net cash used for investing activities	—	(22,268)	(21,399)	(93)	—	(43,760)

Cash flows from financing activities:
Borrowings of senior term loans	—	290,000	—	—	—	290,000
Repayments of senior term loans	—	(149,756)	—	—	—	(149,756)
Borrowings of revolving credit loans	—	12,600	—	—	—	12,600
Repayments of revolving credit loans	—	(600)	—	—	—	(600)
Principal payments under capitalized lease obligations	—	(50)	—	—	—	(50)
Repayments of unsecured subordinated notes	—	(49,820)	—	—	—	(49,820)
Borrowings of senior notes	—	150,000	—	—	—	150,000
Financing fees, net	—	(15,729)	—	—	—	(15,729)
Purchase predecessor equity securities	(506,407)	—	—	—	—	(506,407)
Proceeds from sale of successor equity securities	308,641	—	—	—	—	308,641

Net cash (used for) provided by financing activities	(197,766)	236,645	—	—	—	38,879

Net (decrease) increase in cash and cash equivalents	—	4,243	913	1,162	—	6,318
Cash and cash equivalents at beginning of period	1	923	206	137	—	1,267

Cash and cash equivalents at end of period	$1	$5,166	$1,119	$1,299	$—	$7,585

Consolidating Statement of Cash Flows

For the five months ended May 28, 2010

(Amounts in thousands)

	Predecessor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net loss	$(24,810)	$(493)	$(143)	$227	$11	$(25,208)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	2,663	7,192	47	59	—	9,961
Dispositions of property and equipment	—	74	—	—	—	74
Deferred income tax provision (benefit)	(2,757)	733	45	58	—	(1,921)
Deferred financing and original issue discount amortization	(155)	670	—	—	—	515
Interest on mandatorily redeemable preferred stock and management purchased options	5,488	—	—	—	—	5,488
Stock-based compensation expense	19,053	—	—	—	—	19,053
Changes in operating items:
Accounts receivable	—	(15,724)	(658)	(434)	—	(16,816)
Inventories	—	2,383	477	110	(11)	2,959
Other assets	—	597	(178)	(307)	12	124
Accounts payable	—	1,890	(71)	11	—	1,830
Other accrued liabilities	(332)	9,561	176	43	(5,096)	4,352
Other items, net	850	(6,843)	—	15	5,084	(894)

Net cash provided by (used for) operating activities	—	40	(305)	(218)	—	(483)

Cash flows from investing activities:
Capital expenditures	—	(5,396)	(7)	(8)	—	(5,411)
Other, net	—	—	—	—	—	—

Net cash used for investing activities	—	(5,396)	(7)	(8)	—	(5,411)

Cash flows from financing activities:
Repayments of senior term loans	—	(9,544)	—	—	—	(9,544)
Principal payments under capitalized lease obligations	—	(459)	—	—	—	(459)

Net cash used for financing activities	—	(10,003)	—	—	—	(10,003)

Net decrease in cash and cash equivalents	—	(15,359)	(312)	(226)	—	(15,897)
Cash and cash equivalents at beginning of period	1	16,282	518	363	—	17,164

Cash and cash equivalents at end of period	$1	$923	$206	$137	$—	$1,267

Schedule II - VALUATION ACCOUNTS	12 Months Ended
Dec. 31, 2012
Schedule II - VALUATION ACCOUNTS

Schedule II—VALUATION ACCOUNTS

(dollars in thousands)

	Deducted From Assets in Balance Sheet
	Allowance for Doubtful Accounts		Allowance for Obsolete/ Excess Inventory

Ending Balance—December 31, 2009—Predecessor	514		7,145

Additions charged to cost and expense	26		954

Deductions due to:
Others	8	(A)	21	(A)

Ending Balance—May 28, 2010—Predecessor	532		8,078

Additions charged to cost and expense	18		553
Additions from Merger Transaction	—		951
Additions from acquired company	59		2,411

Deductions due to:
Others	89	(A)	983	(A)

Ending Balance—December 31, 2010—Successor	520		11,010

Additions charged to cost and expense	81		395
Deductions from Merger Transaction	—		(2,279)
Deductions from acquired company	98		(193)

Deductions due to:
Others	58	(A)	1,527	(A)

Ending Balance—December 31, 2011—Successor	641		7,406

Additions charged to cost and expense	643		1,264

Deductions due to:
Others	179	(A)	1,726	(A)

Ending Balance—December 31, 2012—Successor	$1,105		$6,944

Notes:

(A)	Includes write-off of accounts receivable (net of bad debt recoveries)and inventories.

Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature of Operations

Nature of Operations:

The Company is organized as five separate business segments, the largest of which is (1) The Hillman Group, Inc. (the “Hillman Group”) operating primarily in the United States. The other business segments consist of separate subsidiaries of the Hillman Group operating in (2) Canada under the names The Hillman Group Canada ULC and H. Paulin & Co., (3) Mexico under the name SunSource Integrated Services de Mexico SA de CV, (4) Florida under the name All Points Industries, Inc. and (5) Australia under the name The Hillman Group Australia Pty. Ltd. The Hillman Group provides merchandising services and products such as fasteners and related hardware items; threaded rod and metal shapes; keys, key duplication systems and accessories; builder’s hardware; and identification items, such as tags and letters, numbers and signs, to retail outlets, primarily hardware stores, home centers and mass merchants, pet supply stores, grocery stores and drug stores. Our Canada segment also produces fasteners, stampings, fittings and processes threaded parts for automotive suppliers, industrial Original Equipment Manufacturers (“OEM”) and industrial distributors. Through its field sales and service organization, Hillman complements its extensive product selection with value-added services for the retailer.

Nature of Operations:

The Company is organized as five separate business segments, the largest of which is (1) The Hillman Group operating primarily in the United States. The other business segments consist of subsidiaries of the Hillman Group operating in (2) Canada under the name The Hillman Group Canada, Ltd., (3) Mexico under the name SunSource Integrated Services de Mexico SA de CV, (4) Florida under the name All Points Industries, Inc. and (5) Australia under the name The Hillman Group Australia Pty. Ltd. The Hillman Group provides merchandising services and products such as fasteners and related hardware items; threaded rod and metal shapes; keys, key duplication systems and accessories; builder’s hardware; and identification items, such as tags and letters, numbers and signs, to retail outlets, primarily hardware stores, home centers and mass merchants, pet supply stores, grocery stores and drug stores. Through its field sales and service organization, Hillman complements its extensive product selection with value-added services for the retailer. The Company has approximately 20,380 customers, the largest three of which accounted for 40.1%, 41.0% and 43.7% of net sales in 2012, 2011 and 2010, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents:

Cash and cash equivalents consist of commercial paper, U.S. Treasury obligations and other liquid securities purchased with initial maturities less than 90 days and are stated at cost which approximates market value. The Company has foreign bank balances of approximately $2,201 and $2,627 at December 31, 2012 and 2011, respectively. The Company maintains cash and cash equivalent balances with financial institutions that exceed federally insured limits. The Company has not experienced any losses related to these balances. Management believes its credit risk is minimal.

Restricted Investments

Restricted Investments:

The Company’s restricted investments are trading securities carried at fair market value which represent assets held in a Rabbi Trust to fund deferred compensation liabilities owed to the Company’s employees. See Note 11, Deferred Compensation Plan.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts:

The Company establishes the allowance for doubtful accounts using the specific identification method and also provides a reserve in the aggregate. The estimates for calculating the aggregate reserve are based on historical collection experience. Increases to the allowance for doubtful accounts result in a corresponding expense. The Company writes off individual accounts receivable when collection becomes improbable. The allowance for doubtful accounts was $697 at March 31, 2013 and $1,105 at December 31, 2012.

Accounts Receivable and Allowance for Doubtful Accounts:

The Company establishes the allowance for doubtful accounts using the specific identification method and also provides a reserve in the aggregate. The estimates for calculating the aggregate reserve are based on historical collection experience. Increases to the allowance for doubtful accounts result in a corresponding expense. The Company writes off individual accounts receivable when collection becomes improbable. The allowance for doubtful accounts was $1,105 and $641 as of December 31, 2012 and 2011, respectively.

Inventories

Inventories:

Inventories consisting predominantly of finished goods are valued at the lower of cost or market, cost being determined principally on the weighted average cost method. Excess and obsolete inventories are carried at net realizable value. The historical usage rate is the primary factor used by the Company in assessing the net realizable value of excess and obsolete inventory. A reduction in the carrying value of an inventory item from cost to market is recorded for inventory with no usage in the preceding 24 month period or with on hand quantities in excess of 24 months average usage. The inventory reserve amounts were $6,944 and $7,406 at December 31, 2012 and 2011, respectively.

Property and Equipment

Property and Equipment:

Property and equipment, including assets acquired under capital leases, are carried at cost and include expenditures for new facilities and major renewals. Maintenance and repairs are charged to expense as incurred. When assets are sold or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and the resulting gain or loss is reflected in income from operations.

Costs incurred to develop software for internal use are capitalized and amortized over the estimated useful life of the software. Costs related to maintenance of internal-use software are expensed as incurred. Costs used for the development of internal-use software were capitalized and placed in to service in the amount of $5,685 in the Successor year ended December 31, 2012, $161 in the Successor year ended December 31, 2011, $1,134 in the Successor seven month period ended December 31, 2010 and $246 in the Predecessor period ended May 28, 2010.

Depreciation

Depreciation:

For financial accounting purposes, depreciation, including that related to plant and equipment acquired under capital leases, is computed on the straight-line method over the estimated useful lives of the assets, generally three to ten years or over the terms of the related leases, whichever is shorter.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets:

Goodwill represents the excess purchase cost over the fair value of net assets of companies acquired in business combinations. Goodwill is an indefinite lived asset and is assessed for impairment at least annually, or more frequently if a triggering event occurs. If the carrying amount of goodwill is greater than the fair value, impairment may be present. ASC 350 permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before applying the two-step goodwill impairment model. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing companies to go directly to the quantitative assessment.

The quantitative assessment for goodwill impairment is a two-step test. Under the first step, the fair value of each reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Company must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation, in accordance with ASC 805, Business Combinations. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company also evaluates indefinite-lived intangible assets (primarily trademarks and trade names) for impairment annually or more frequently if events and circumstances indicate that it is more likely than not that the fair value of an indefinite-lived intangible asset is below its carrying amount. In connection with the evaluation, an independent appraiser assessed the value of its intangible assets based on a relief from royalties, excess earnings, and lost profits discounted cash flow model. An impairment charge is recorded if the carrying amount of an indefinite-lived intangible asset exceeds the estimated fair value on the measurement date.

The Company’s annual impairment assessment is performed for the reporting units as of October 1. The estimated fair value of each reporting unit subject to the impairment test exceeded its carrying cost. The October 1 goodwill and intangible impairment test data aligns the impairment assessment with the preparation of the Company’s annual strategic plan and allows additional time for a more thorough analysis by the Company’s independent appraiser. An independent appraiser assessed the value of The Company’s goodwill based on a discounted cash flow model and multiple of earnings. Assumptions critical to the Company’s fair value estimates under the discounted cash flow model include the discount rate, projected average revenue growth and projected long-term growth rates in the determination of terminal values. No impairment charges were recorded by the Company in 2012 or 2011 as a result of the annual impairment assessment.

Long-Lived Assets

Long-Lived Assets:

The Company evaluates its long-lived assets for impairment including an evaluation based on the estimated undiscounted future cash flows as events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. No impairment charges were recognized for long-lived assets in the years ended December 31, 2012 and 2011, the seven months ended December 31, 2010 or the five months ended May 28, 2010.

Income Taxes

Income Taxes:

Deferred income taxes are computed using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the temporary differences are expected to reverse. Valuation allowances are provided for tax benefits where management estimates it is more likely than not that certain tax benefits will not be realized. Adjustments to valuation allowances are recorded for changes in utilization of the tax related item. See Note 6, Income Taxes, for additional information.

Risk Insurance Reserves

Risk Insurance Reserves:

The Company self-insures its product liability, automotive, workers’ compensation and general liability losses up to $250 per occurrence. Catastrophic coverage has been purchased from third party insurers for occurrences in excess of $250 up to $40,000. The two risk areas involving the most significant accounting estimates are workers’ compensation and automotive liability. Actuarial valuations performed by the Company’s outside risk insurance expert were used to form the basis for workers’ compensation and automotive liability loss reserves. The actuary contemplated the Company’s specific loss history, actual claims reported, and industry trends among statistical and other factors to estimate the range of reserves required. Risk insurance reserves are comprised of specific reserves for individual claims and additional amounts expected for development of these claims, as well as for incurred but not yet reported claims. The Company believes the liability recorded for such risk insurance reserves is adequate as of December 31, 2012.

The Company self-insures its group health claims up to an annual stop loss limit of $200 per participant. Aggregate coverage is maintained for annual group health insurance claims in excess of 125% of expected claims. Historical group insurance loss experience forms the basis for the recognition of group health insurance reserves. The Company believes the liability recorded for such health insurance reserves is adequate as of December 31, 2012.

Retirement Benefits

Retirement Benefits:

Certain employees of the Company are covered under a profit-sharing and retirement savings plan (“defined contribution plan”). The plan provides for a matching contribution for eligible employees of 50% of each dollar contributed by the employee up to 6% of the employee’s compensation. In addition, the plan provides an annual contribution in amounts authorized by the Board of Directors, subject to the terms and conditions of the plan.

The Company’s defined contribution plan costs were $1,426 and $1,327 in the Successor years ended December 31, 2012 and 2011, respectively, $710 in the Successor seven month period ended December 31, 2010 and $594 in the Predecessor five month period ended May 28, 2010

Revenue Recognition

Revenue Recognition:

Revenue is recognized when products are shipped or delivered to customers depending upon when title and risks of ownership have passed and the collection of the relevant receivables is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Sales tax collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore excluded from revenues in the consolidated statements of operations.

The Company offers a variety of sales incentives to its customers primarily in the form of discounts and rebates. Discounts are recognized in the consolidated financial statements at the date of the related sale. Rebates are estimated based on the revenue to date and the contractual rebate percentage to be paid. A portion of the estimated cost of the rebate is allocated to each underlying sales transaction. Discounts, rebates and slotting fees are included in the determination of net sales.

The Company also establishes reserves for customer returns and allowances. The reserve is established based on historical rates of returns and allowances. The reserve is adjusted quarterly based on actual experience. Returns and allowances are included in the determination of net sales.

Shipping and Handling

Shipping and Handling:

The costs incurred to ship product to customers, including freight and handling expenses, are included in selling, general and administrative (“SG&A”) expenses on the Company’s condensed consolidated statements of comprehensive income. The Company’s shipping and handling costs were $5,614 and $5,379 in the three month periods ended March 31, 2013 and 2012, respectively.

Shipping and Handling:

The costs incurred to ship product to customers, including freight and handling expenses, are included in selling, general and administrative (“SG&A”) expenses on the Company’s consolidated statements of operations. The Company’s shipping and handling costs were $23,067 and $21,695 in the Successor years ended December 31, 2012 and 2011, respectively, $16,105 in the Successor seven month period ended December 31, 2010 and $3,153 in the Predecessor period ended May 28, 2010.

Research and Development

Research and Development:

The Company expenses research and development costs consisting primarily of internal wages and benefits in connection with improvements to the key duplicating and engraving machines. The Company’s research and development costs were $1,222 and $1,187 in the Successor years ended December 31, 2012 and 2011, respectively, $476 in the Successor seven month period ended December 31, 2010 and $446 in the Predecessor period ended May 28, 2010.

Common Stock

Common Stock:

After consummation of the Merger Transaction, The Hillman Companies, Inc. has one class of common stock. All outstanding shares of The Hillman Companies, Inc. common stock are owned by Holdco. Under the terms of the Stockholders Agreement for the Holdco common stock, management shareholders have the ability to put their shares back to Holdco under certain conditions, including death or disability. ASC 480-10-S99 requires shares to be classified outside of permanent equity if they can be redeemed and the redemption is not solely within control of the issuer. Further, if it is determined that redemption of the shares is probable the shares are marked to market at each balance sheet date with the change in fair value recorded in additional paid-in capital. Accordingly, the 198.3 shares of Holdco common stock held by management are recorded outside permanent equity and have been adjusted to the fair value of $14,116 as of December 31, 2012 and $12,247 as of December 31, 2011. See Note 13, Common and Preferred Stock

Stock Based Compensation

Stock Based Compensation:

The Company has a stock-based employee compensation plan, which is more fully described in Note 14, Stock Based Compensation. The options have certain put features available to the holder and, therefore, liability classification is required. The Company has elected to use the intrinsic value method to value the common option in accordance with ASC Topic 718, “Compensation-Stock Compensation”.

Fair Value of Financial Instruments

Fair Value of Financial Instruments:

Cash, restricted investments, accounts receivable, short-term borrowings, accounts payable and accrued liabilities are reflected in the consolidated financial statements at book value, which approximates fair value, due to the short-term nature of these instruments. The carrying amounts of the long-term debt under the revolving credit facility and variable rate senior term loan approximate the fair value at December 31, 2012 and 2011 because of the short maturity of these instruments. The fair values of the fixed rate senior notes and junior subordinated debentures at December 31, 2012 and 2011 were determined utilizing current trading prices obtained from indicative market data. See Note 16, Fair Value Measurements.

Derivatives and Hedging

Derivatives and Hedging:

The Company uses derivative financial instruments to manage its exposures to (1) interest rate fluctuations on its floating rate senior debt; (2) price fluctuations in metal commodities used in its key products; and (3) fluctuations in foreign currency exchange rates. The Company measures those instruments at fair value and recognizes changes in the fair value of derivatives in earnings in the period of change, unless the derivative qualifies as an effective hedge that offsets certain exposures. The Company enters into derivative instrument transactions with financial institutions acting as the counter-party. The Company does not enter into derivative transactions for speculative purposes and, therefore, holds no derivative instruments for trading purposes.

The relationships between hedging instruments and hedged items are formally documented, in addition to the risk management objective and strategy for each hedge transaction. For interest rate swaps, the notional amounts, rates and maturities of our interest rate swaps are closely matched to the related terms of hedged debt obligations. The critical terms of the interest rate swap are matched to the critical terms of the underlying hedged item to determine whether the derivatives used for hedging transactions are highly effective in offsetting changes in the cash flows of the underlying hedged item. If it is determined that a derivative ceases to be a highly effective hedge, we discontinue hedge accounting and recognize all subsequent derivative gains and losses in our statement of comprehensive income.

Derivative instruments designated in hedging relationships that mitigate exposure to the variability in future cash flows of our variable-rate debt or variable cost of key products are considered cash flow hedges. We record all derivative instruments in other assets or other liabilities on our consolidated balance sheets at their fair values. If the derivative is designated as a cash flow hedge and the hedging relationship qualifies for hedge accounting, the effective portion of the change in the fair value of the derivative is recorded in other comprehensive income. Instruments not qualifying for hedge accounting are recognized in our statement of comprehensive income in the period of the change. See Note 15, Derivatives and Hedging.

Translation of Foreign Currencies

Translation of Foreign Currencies:

The translation of the Company’s Canadian, Mexican and Australian local currency based financial statements into U.S. dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using an average exchange rate during the period. Cumulative translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in stockholders’ equity.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results may differ from estimates.

Use of Estimates in the Preparation of Financial Statements:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results may differ from these estimates.

ASU 2013-02, Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income”. The update amended the ASC to require entities to provide information about amounts reclassified out of other comprehensive income by component. The Company is required to present, either on the face of the financial statements or in the notes, the amounts reclassified from other comprehensive income to the respective line items in the Condensed Consolidated Statements of Comprehensive Income. This amendment is effective for interim and annual periods beginning after December 15, 2012. The adoption of this amendment did not have an impact on the Company’s disclosure or the Company’s consolidated results of operations and financial condition.

Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Reconcile Fair Value of Acquired Assets and Assumed Liabilities to Total Purchase Price

The following tables reconcile the fair value of the acquired assets and assumed liabilities to the total purchase price:

Amount
Cash paid as merger consideration	$715,736
Cash paid for Quick Tag license and related patents	11,500

Fair value of consideration transferred	$727,236

Cash	$1,267
Accounts Receivable	68,573
Inventory	79,297
Other current assets	11,497
Property and equipment	53,607
Goodwill	432,245
Intangible assets	366,400
Other non-current assets	3,644

Total assets acquired	1,016,530
Less:
Accounts payable	(21,021)
Deferred income taxes	(133,249)
Junior subordinated debentures	(105,443)
Junior subordinated debentures premium	(7,378)
Other liabilities assumed	(22,203)

Net assets acquired	$727,236

Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Ook [Member]	Dec. 31, 2012 TagWorks	Dec. 31, 2012 Servalite [Member]
Reconciliation of Estimated Fair Value of Acquired Assets and Assumed Liabilities

The following table reconciles the estimated fair value of the acquired assets and assumed liabilities to the total purchase price of the Paulin Acquisition:

Accounts receivable	$17,259
Inventory	55,051
Other current assets	2,656
Property and equipment	14,937
Goodwill	12,974
Intangibles	18,814

Total assets acquired	121,691
Less:
Deferred income taxes	5,471
Liabilities assumed	12,804

Total purchase price	$103,416

The following table reconciles the estimated fair value of the acquired Ook Acquisition assets and assumed liabilities to the total purchase price:

Account receivable	$2,186
Inventory	2,082
Deferred income taxes	854
Goodwill	3,765
Intangibles	7,690

Total assets acquired	16,577
Less:
Liabilities assumed	1,766

Total purchase price	$14,811

The following table reconciles the estimated fair value of the acquired TagWorks assets and assumed liabilities to the total purchase price:

Account receivable	$735
Inventory	1,086
Other current assets	217
Deferred income taxes	24
Property and equipment	17,403
Goodwill	14,996
Intangibles	34,840

Total assets acquired	69,301
Less:
Liabilities assumed	4,622

Total purchase price	$64,679

The following table reconciles the fair value of the acquired assets and assumed liabilities to the total purchase price:

Account receivable	$2,633
Inventory	5,485
Other current assets	86
Deferred income taxes	1,341
Property and equipment	49
Goodwill	4,537
Intangibles	9,100

Total assets acquired	23,231
Less:
Liabilities assumed	1,714

Total purchase price	$21,517

Summary of Pro-Forma Financial Statements of Company

The following table indicates the pro-forma financial statements of the Company for the three months ended March 31, 2013 and 2012. The pro-forma financial statements give effect to the acquisition of Paulin as if it had occurred on January 1, 2012:

	(Unaudited) Three Months Ended March 31, 2013	(Unaudited) Three Months Ended March 31, 2012
Net Sales	$159,849	$164,046
Net Loss	(5,050)	(2,854)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Company's Income Tax Provision

The components of the Company’s income tax provision for the three years ended December 31, 2012 were as follows:

	Successor			Predecessor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Current:
Federal & State	$206	$217	$96	$83
Foreign	344	317	108	73

Total current	550	534	204	156

Deferred:
Federal & State	(5,000)	(5,119)	(4,348)	(2,063)
Foreign	(746)	(271)	38	91

Total deferred	(5,746)	(5,390)	(4,310)	(1,972)

Valuation allowance	28	177	981	(649)

Provision (benefit) for income taxes	$(5,168)	$(4,679)	$(3,125)	$(2,465)

Deferred Tax Assets and Liabilities

The table below reflects the significant components of the Company’s net deferred tax assets and liabilities at December 31, 2012 and 2011:

	As of December 31, 2012		As of December 31, 2011
	Current	Non-current	Current	Non-current
Deferred Tax Asset:
Inventory	$5,994	$—	$6,429	$—
Bad debt reserve	1,116	—	1,243	—
Casualty loss reserve	708	308	419	492
Accrued bonus / deferred compensation	1,546	1,592	889	1,377
Litigation settlement accrual	—	—	629	—
Derivative security value	740	—	—	—
Medical insurance reserve	508	—	190	—
Deferred lease incentive	—	422	—	454
Original issue discount amortization	—	536	—	509
Transaction costs	—	3,348	—	3,498
Federal / foreign net operating loss	—	23,164	—	23,233
State net operating loss	—	2,963	—	3,047
Unrecognized tax benefit	—	(3,002)	—	(4,440)
Federal capital loss carry forwards	—	374	—	588
Tax credit carry forwards	—	2,618	—	2,559
All other items	578	835	852	639

Gross deferred tax assets	11,190	33,158	10,651	31,956
Valuation allowance for deferred tax assets	(726)	(2,374)	(743)	(2,236)

Net deferred tax assets	$10,464	$30,784	$9,908	$29,720

Deferred Tax Liability:
Intangible asset amortization	$—	$135,946	$—	$141,169
Property and equipment	—	12,504	—	12,439
All other items	—	283	—	—

Deferred tax liabilities	$—	$148,733	$—	$153,608

Net deferred tax liability		$107,485		$113,980

Long term net deferred tax liability		$117,949		$123,888
Current net deferred tax asset		10,464		9,908
Long term net deferred tax asset		—		—

Net deferred tax liability		$107,485		$113,980

Reconciliation of Statutory Income Tax Rates to Effective Income Tax Rates

Below is a reconciliation of statutory income tax rates to the effective income tax rates for the periods indicated:

	Successor			Successor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Statutory federal income tax rate	35.0%	35.0%	35.0%	35.0%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available	-6.1%	-0.9%	-0.4%	-0.1%
State and local income taxes, net of U.S. federal income tax benefit	1.9%	2.5%	3.2%	0.9%
Adjustment of reserve for change in valuation allowance and other items	1.2%	-1.2%	-9.2%	2.3%
Adjustment for change in tax law	-0.4%	-2.6%	0.0%	0.3%
Adjustment of unrecognized tax benefits	11.6%	0.0%	0.0%	-5.6%
Permanent differences:
Interest expense on mandatorily redeemable preferred stock	0.0%	0.0%	0.0%	-6.2%
Stock based compensation expense	0.0%	0.0%	0.0%	-17.5%
Meals and entertainment expense	-1.1%	-0.9%	-0.6%	-0.2%
Other permanent differences	-0.9%	0.0%	0.0%	0.0%
Other adjustments	0.5%	0.5%	0.0%	0.0%

Effective income tax rate	41.7%	32.4%	28.0%	8.9%

Components of Changes in Unrecognized Tax Benefits

A summary of the changes for the last three years follows:

	2012	2011	2010
Unrecognized tax benefits - January 1	$4,440	$4,433	$2,879
Gross increases—tax positions in current period	—	7	1,557
Gross increases—tax positions in prior period	—	—	—
Gross decreases—tax positions in prior period	(1,438)	—	(3)

Unrecognized tax benefits—December 31	$3,002	$4,440	$4,433

Amount of unrecognized tax benefit that, if recognized would affect the company’s effective tax rate	$3,002	$4,440	$4,433

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Components of Property and Equipment, Net

Property and equipment, net, consists of the following at December 31, 2012 and 2011:

	Estimated Useful Life (Years)	2012	2011
Land	n/a	$531	$531
Buildings	27	778	772
Leasehold improvements	3-10	5,044	4,797
Machinery and equipment	2-10	102,494	83,518
Furniture and fixtures	3-5	835	684
Construction in process		2,899	3,489

Property and equipment, gross		112,581	93,791
Less: Accumulated depreciation		44,089	27,449

Property and equipment, net		$68,492	$66,342

Other Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components of Other Intangibles Net

Other intangibles, net as of March 31, 2013 and December 31, 2012 consist of the following:

	Estimated Useful Life (Years)	March 31, 2013	December 31, 2012
Customer relationships	20	$342,460	$328,382
Trademarks—All Others	Indefinite	54,339	49,413
Trademarks—TagWorks	5	240	240
Patents	5-20	20,250	20,250
Quick Tag license	6	11,500	11,500
Laser Key license	5	1,250	1,250
KeyWorks license	10	4,100	4,100
Non-compete agreements	5-10	4,450	4,450
Lease agreement	0.5	240	240

Intangible assets, gross		438,829	419,825
Less: Accumulated amortization		58,670	53,181

Other intangibles, net		$380,159	$366,644

consideration amounting to $11,500. Other intangibles, net as of December 31, 2012 and 2011 consist of the following:

	Estimated Useful Life (Years)	December 31, 2012	Estimated Useful Life (Years)	December 31, 2011
Customer relationships	20	$328,382	20	$326,200
Trademarks—All Others	Indefinite	49,413	Indefinite	49,660
Trademarks—TagWorks	5	240	5	240
Patents	5-20	20,250	5-20	20,200
Quick Tag license	6	11,500	6	11,500
Laser Key license	5	1,250	5	1,250
KeyWorks license	10	4,100	10	4,100
Non compete agreements	5-10	4,450	5.5-10	4,200
Lease agreement	0.5	240	0.5	240

Intangible assets, gross		419,825		417,590
Less: Accumulated amortization		53,181		31,388

Other intangibles, net		$366,644		$386,202

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-Term Debt

As of December 31, 2012 and 2011, long-term debt is summarized as follows:

	2012	2011
Revolving credit agreement	$—	$—
Term Loan B	310,927	313,750
10.875% Senior Notes (1)	272,942	204,248
Capital leases and other obligations	1,064	134

	584,933	518,132
Less: amounts due in one year	4,019	3,231

Long-term debt	$580,914	$514,901

(1)	The 2012 amount includes $65,000 in aggregate principal amount of temporary 10.875% Senior Notes which were mandatorily exchanged for a like aggregate principal amount of 10.875% Senior Notes on February 19, 2013 in connection with the Paulin Acquisition.

Aggregate Minimum Principal Maturities of Long-Term Debt

The aggregate minimum principal maturities of the long-term debt excluding the discount of $1,448 on Term Loan B and unamortized premium of $7,942 on the 10.875% Senior Notes for each of the five years following December 31, 2012 are as follows:

Amount
2013	$4,019
2014	3,333
2015	3,267
2016	3,242
2017	299,578
2018 and thereafter	265,000

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non-Cancellable Leases

Future minimum lease payments under non-cancellable leases consisted of the following at December 31, 2012:

	Capital Leases	Operating Leases
2013	$830	$7,114
2014	141	6,267
2015	71	5,160
2016	43	5,041
2017	3	4,683
Later years	—	28,716

Total minimum lease payments	1,088	$56,981

Less amounts representing interest	(24)

Present value of net minimum lease payments (including $819 currently payable)	$1,064

Guaranteed Preferred Beneficial Interest in the Company's Junior Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financial Information of Trust

Summarized below is the financial information of the Trust as of December 31, 2012:

Non-current assets—junior subordinated debentures—preferred	$111,871
Non-current assets—junior subordinated debentures—common	3,261

Total assets	$115,132

Non-current liabilities—trust preferred securities	$111,871
Stockholder’s equity—trust common securities	3,261

Total liabilities and stockholders’ equity	$115,132

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Measurement of Assets and Liabilities at Fair Value on Recurring Basis

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis during the periods ended March 31, 2013 and December 31, 2012, by level, within the fair value hierarchy:

	As of March 31, 2013
	Level 1	Level 2	Level 3	Total
Trading securities	$3,955	$—	$—	$3,955
Interest rate swap	—	(211)	—	(211)
Metal commodity swaps	—	(10)	—	(10)

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Trading securities	$4,245	$—	$—	$4,245
Interest rate swap	—	(418)	—	(418)
Foreign exchange forward contract	—	(1,475)		(1,475)
Metal commodity swaps	—	(11)		(11)

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy:

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Trading securities	$4,245	$—	$—	$4,245
Interest rate swap	—	(418)	—	(418)
Foreign exchange forward contract	—	(1,475)	—	(1,475)
Metal commodity swaps	—	(11)	—	(11)

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Trading securities	$3,754	$—	$—	$3,754
Interest rate swaps	—	(1,205)	—	(1,205)

Fair Value of Company's Fixed Rate Senior Notes and Junior Subordinated Debentures

The fair value of the Company’s fixed rate senior notes and junior subordinated debentures as of December 31, 2012 and 2011 were determined by utilizing current trading prices obtained from indicative market data.

	December 31, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
10.875% Senior Notes	$272,942	$283,881	$204,248	$197,250
Junior Subordinated Debentures	115,132	128,949	115,411	129,371

Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures of Cash Flow Information

Supplemental disclosures of cash flow information are presented below:

	Successor			Predecessor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Cash paid during the period for:
Interest on junior subordinated debentures	$12,232	$12,232	$7,136	$5,096

Interest	$38,880	$38,192	$19,409	$7,710

Income taxes	$479	$749	$122	$575

Non-cash investing activities:
Property and equipment purchased with capital lease	$155	$—	$152	$—

Non-cash financing activities:
Increase in accrued dividends on preferred stock	$—	$—	$—	$—

Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Data

2012	Total	Fourth	Third	Second	First
Net sales	$555,465	$131,682	$148,169	$147,241	$128,373
Income from operations	40,968	3,611	13,581	14,941	8,835
Net (loss) income	(7,234)	(6,810)	1,107	1,056	(2,587)

2011	Total	Fourth	Third	Second	First
Net sales	$506,526	$122,259	$137,577	$135,396	$111,294
Income from operations	38,453	4,816	14,855	15,695	3,087
Net (loss) income	(9,779)	(5,483)	1,454	(868)	(4,882)

Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Revenues and Income from Operations for Reportable Segments

The table below presents revenues and income from operations for our reportable segments for the three months ended March 31, 2013 and 2012.

	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012
Revenues
United States excluding All Points	$118,845	$119,761
All Points	4,653	4,509
Canada	18,312	2,408
Mexico	1,967	1,557
Australia	142	138

Total revenues	$143,919	$128,373

Segment Income (Loss) from Operations
United States excluding All Points	$7,044	$8,715
All Points	371	92
Canada	166	(219)
Mexico	396	351
Australia	(193)	(104)

Total segment income from operations	$7,784	$8,835

Reconciliation (1)
Total segment income from operations	$7,784	$8,835

Total income from operations	$7,784	$8,835

(1)	This table reconciles segment income from operations to total income from operations

The table below presents revenues and income from operations for our reportable segments for the years ended December 31, 2012 and 2011, the seven months ended December 31, 2010 and the five months ended May 28, 2010.

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Seven Months Ended December 31, 2010	Five Months Ended May 28, 2010

Revenues
United States, excluding All Points	$517,135	$473,431	$258,391	$175,470
All Points	18,837	15,236	10,087	6,244
Canada	12,555	11,762	5,053	1,759
Mexico	6,268	5,832	3,149	2,243
Australia	670	265	—	—

Total revenues	$555,465	$506,526	$276,680	$185,716

Segment Income (Loss) from Operations
United States, excluding All Points	$42,908	$37,997	$16,025	$(9,288)
All Points	881	487	362	122
Canada	(3,050)	(727)	88	123
Mexico	787	942	269	270
Australia	(546)	(324)	—	—

Total segment income (loss) from operations	$40,980	$38,375	$16,744	$(8,773)

Reconciliation (1)
Total segment income (loss) from operations	$40,980	$38,375	$16,744	$(8,773)
Elimination of intercompany profit (loss)	(12)	78	(59)	11

Total income (loss) from operations	$40,968	$38,453	$16,685	$(8,762)

(1)	This table reconciles segment income (loss) from operations to total income (loss) from operations.

Assets by Segment

Assets by segment as of March 31, 2013 and December 31, 2012 were as follows:

	March 31, 2013	December 31, 2012
Assets
United States excluding All Points	$920,456	$1,133,824
All Points	8,260	7,298
Canada	312,116	15,477
Mexico	19,569	17,816
Australia	1,643	1,378

Total Assets	$1,262,044	$1,175,793

Assets by segment as of December 31, 2012 and 2011 were as follows:

	December 31, 2012	December 31, 2011
Assets:
United States, excluding All Points	$1,133,824	$1,088,246
All Points	7,298	8,052
Canada	15,477	13,269
Mexico	17,816	17,097
Australia	1,378	1,187

Total Assets	$1,175,793	$1,127,851

	As of December 31, 2012	As of December 31, 2011
Cash & cash equivalents
United States	$63,347	$9,400
Canada	1,084	968
Mexico	1,066	1,560
Australia	51	99

Consolidated cash & cash equivalents	$65,548	$12,027

Summary of Revenue Based on Products for Company's Significant Product Categories

Following is revenue based on products for the Company’s significant product categories:

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Seven Months Ended December 31, 2010	Five Months Ended May 28, 2010
Net sales
Keys	$86,943	$85,410	$48,897	$32,716
Engraving	48,979	41,734	17,038	12,242
Letters, numbers and signs	32,251	33,079	22,026	12,859
Fasteners	308,770	279,564	154,319	103,457
Threaded rod	33,326	31,135	17,360	12,471
Code cutter	2,851	3,312	1,844	1,377
Builders hardware	16,370	10,080	3,137	1,753
Other	25,975	22,212	12,059	8,841

Consolidated net sales	$555,465	$506,526	$276,680	$185,716

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Consolidating Statements of Comprehensive Income

Condensed Consolidating Statements of Comprehensive Income (Unaudited)

For the three months ended March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
Net sales	$—	$117,158	$6,340	$20,421	$—	$143,919
Cost of sales	—	56,315	4,499	12,832	—	73,646
Selling, general and administrative expenses	399	40,302	1,307	6,361	—	48,369
Acquisition and integration expense	—	1,640	14	375	—	2,029
Depreciation	—	5,348	15	179	—	5,542
Amortization	4,515	772	—	159	—	5,446
Intercompany administrative (income) expense	—	(87)	—	87	—	—
Other (income) expense, net	(138)	1,216	(34)	59	—	1,103

Income (loss) from operations	(4,776)	11,652	539	369	—	7,784
Intercompany interest (income) expense	(3,058)	3,062	—	(4)	—	—
Interest expense, net	(46)	11,156	—	843	—	11,953
Interest expense on junior subordinated debentures	3,152	—	—	—	—	3,152
Investment income on trust common securities	(94)	—	—	—	—	(94)

Income (loss) before equity in subsidiaries’ income	(4,730)	(2,566)	539	(470)	—	(7,227)
Equity in subsidiaries’ income (loss)	(2,797)	(231)	—	—	3,028	—

Income (loss) before income taxes	(7,527)	(2,797)	539	(470)	3,028	(7,227)
Income tax provision (benefit)	(2,942)	—	222	78	—	(2,642)

Net income (loss)	$(4,585)	$(2,797)	$317	$(548)	$3,028	$(4,585)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	(710)	(21)	(415)	1,066	(80)

Total comprehensive income (loss)	$(4,585)	$(3,507)	$296	$(963)	$4,094	$(4,665)

Condensed Consolidating Statements of Comprehensive Income (Unaudited)

For the three months ended March 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
Net sales	$—	$119,761	$4,509	$4,103	$—	$128,373
Cost of sales	—	57,642	3,529	2,418	—	63,589
Selling, general and administrative expenses	194	42,070	866	1,790	—	44,920
Acquisition and integration expense	—	152	—	—	—	152
Depreciation	—	5,845	22	22	—	5,889
Amortization	4,515	856	—	100	—	5,471
Intercompany administrative (income) expense	—	(87)	—	86	1	—
Other (income) expense, net	(194)	53	—	(341)	(1)	(483)

Income (loss) from operations	(4,515)	13,230	92	28	—	8,835
Intercompany interest (income) expense	(3,058)	3,058	—	—	—	—
Interest expense, net	(106)	10,208	—	—	—	10,102
Interest expense on junior subordinated debentures	3,152	—	—	—	—	3,152
Investment income on trust common securities	(95)	—	—	—	—	(95)

Income (loss) before equity in subsidiaries’ income	(4,408)	(36)	92	28	—	(4,324)
Equity in subsidiaries’ income (loss)	(457)	42	—	—	415	—

Income (loss) before income taxes	(4,865)	6	92	28	415	(4,324)
Income tax provision (benefit)	(2,278)	463	38	40	—	(1,737)

Net income (loss)	$(2,587)	$(457)	$54	$(12)	$415	$(2,587)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	1,237	—	1,237

Total comprehensive income (loss)	$(2,587)	$(457)	$54	$1,225	$415	$(1,350)

Consolidating Statements of Comprehensive Income

For the year ended December 31, 2012

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$517,135	$18,837	$19,493	$—	$555,465
Cost of sales	—	247,964	14,162	12,878	12	275,016
Selling, general and administrative expenses	1,043	174,667	3,717	8,903	—	188,330
Acquisition and integration expense	—	3,031	—	—	—	3,031
Depreciation	—	21,839	88	82	—	22,009
Amortization	18,058	3,298	—	396	—	21,752
Intercompany administrative (income) expense	—	(347)	—	347	—	—
Management and transaction fees to related party	—	155	—	—	—	155
Other (income) expense, net	(358)	4,877	(11)	(304)	—	4,204
Income from operations	(18,743)	61,651	881	(2,809)	(12)	40,968
Intercompany interest (income) expense	(12,232)	12,232	—	—	—	—
Interest expense, net	(279)	41,415	—	2	—	41,138
Interest expense on junior subordinated debentures	12,610	—	—	—	—	12,610
Investment income on trust common securities	(378)	—	—	—	—	(378)

Income (loss) before equity in subsidiaries’ income	(18,464)	8,004	881	(2,811)	(12)	(12,402)
Equity in subsidiaries’ income (loss)	4,786	(2,023)	—	—	(2,763)	—

Income (loss) before income taxes	(13,678)	5,981	881	(2,811)	(2,775)	(12,402)
Income tax provision (benefit)	(6,456)	1,195	333	(240)	—	(5,168)

Net income (loss)	$(7,222)	$4,786	$548	$(2,571)	$(2,775)	$(7,234)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	1,051	—	1,051

Total comprehensive income (loss)	$(7,222)	$4,786	$548	$(1,520)	$(2,775)	$(6,183)

Consolidating Statements of Comprehensive Income

For the year ended December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$465,033	$23,634	$17,859	$—	$506,526
Cost of sales	—	227,719	14,627	10,223	(78)	252,491
Selling, general and administrative expenses	19	155,891	7,026	6,830	—	169,766
Acquisition and integration expense	—	2,642	—	163	—	2,805
Depreciation	—	21,139	121	73	—	21,333
Amortization	18,433	2,077	207	—	—	20,717
Intercompany administrative (income) expense	—	(240)	—	238	2	—
Management and transaction fees to related party	—	110	—	—	—	110
Other (income) expense, net	(19)	447	(16)	441	(2)	851
Income from operations	(18,433)	55,248	1,669	(109)	78	38,453
Intercompany interest (income) expense	(12,231)	12,231	—	—	—	—
Interest expense, net	(426)	41,105	—	—	—	40,679
Interest expense on junior subordinated debentures	12,610	—	—	—	—	12,610
Investment income on trust common securities	(378)	—	—	—	—	(378)

Income (loss) before equity in subsidiaries’ income	(18,008)	1,912	1,669	(109)	78	(14,458)
Equity in subsidiaries’ income (loss)	2,599	836	—	—	(3,435)	—

Income (loss) before income taxes	(15,409)	2,748	1,669	(109)	(3,357)	(14,458)
Income tax provision (benefit)	(5,552)	149	608	116	—	(4,679)

Net income (loss)	$(9,857)	$2,599	$1,061	$(225)	$(3,357)	$(9,779)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(179)	—	(179)
Change in derivative security value	—	624	—	—	—	624

Total comprehensive income (loss)	$(9,857)	$3,223	$1,061	$(404)	$(3,357)	$(9,334)

Consolidating Statements of Comprehensive Income

For the seven months ended December 31, 2010

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$258,391	$10,087	$8,202	$—	$276,680
Cost of sales	—	124,556	7,709	4,241	48	136,554
Selling, general and administrative expenses	283	84,773	1,964	3,740	—	90,760
Acquisition and integration expense	—	11,145	—	5	—	11,150
Depreciation	—	10,924	50	33	—	11,007
Amortization	10,669	—	—	—	—	10,669
Intercompany administrative (income) expense	—	(140)	—	140	—	—
Management and transaction fees to related party	—	—	—	—	—	—
Other (income) expense, net	(283)	450	2	(314)	—	(145)

Income from operations	(10,669)	26,683	362	357	(48)	16,685
Intercompany interest (income) expense	(7,135)	7,136	—	—	(1)	—
Interest expense, net	(248)	20,959	—	—	1	20,712
Interest on mandatorily redeemable preferred stock and management purchased options	—	—	—	—	—	—
Interest expense on junior subordinated debentures	7,356	—	—	—	—	7,356
Investment income on trust common securities	(220)	—	—	—	—	(220)

Income (loss) before equity in subsidiaries’ income	(10,422)	(1,412)	362	357	(48)	(11,163)
Equity in subsidiaries’ income (loss)	(977)	435	—	—	542	—

Income (loss) before income taxes	(11,399)	(977)	362	357	494	(11,163)
Income tax provision (benefit)	(3,409)	—	138	146	—	(3,125)

Net income (loss)	$(7,990)	$(977)	$224	$211	$494	$(8,038)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(1)	—	(1)
Change in derivative security value	—	(624)	—	—	—	(624)

Total comprehensive income (loss)	$(7,990)	$(1,601)	$224	$210	$494	$(8,663)

Consolidating Statements of Comprehensive Income

For the five months ended May 28, 2010

(Amounts in thousands)

	Predecessor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net sales	$—	$175,470	$6,244	$4,002	$—	$185,716
Cost of sales	—	83,169	4,679	1,925	—	89,773
Selling, general and administrative expenses	19,069	60,784	1,396	1,601	—	82,850
Acquisition and integration	—	11,342	—	—	—	11,342
Depreciation	—	7,192	32	59	—	7,283
Amortization	2,663	—	15	—	—	2,678
Intercompany administrative (income) expense	—	(100)	—	100	—	—
Management and transaction fees to related party	438	—	—	—	—	438
Other (income) expense, net	(16)	(11)	217	(76)	—	114

Income (loss) from operations	(22,154)	13,094	(95)	393	—	(8,762)
Intercompany interest (income) expense	(5,097)	5,096	—	—	1	—
Interest expense, net	(154)	8,480	—	2	(1)	8,327
Interest on mandatorily redeemable preferred stock and management purchased options	5,488	—	—	—	—	5,488
Interest expense on junior subordinated debentures	5,254	—	—	—	—	5,254
Investment income on trust common securities	(158)	—	—	—	—	(158)

Income (loss) before equity in subsidiaries’ income	(27,487)	(482)	(95)	391	—	(27,673)
Equity in subsidiaries’ income (loss)	(398)	84	—	—	314	—

Income (loss) before income taxes	(27,885)	(398)	(95)	391	314	(27,673)
Income tax provision (benefit)	(2,677)	—	48	164	—	(2,465)

Net income (loss)	$(25,208)	$(398)	$(143)	$227	$314	$(25,208)

Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	17	—	17
Change in derivative security value	—	1,161	—	—	—	1,161

Total comprehensive income (loss)	$(25,208)	$763	$(143)	$244	$314	$(24,030)

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet (Unaudited)

As of March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$2,995	$1,740	$17,903	$—	$22,639
Restricted investments	846	—	—	—	—	846
Accounts receivable	—	84,475	(400)	8,704	—	92,779
Inventories	—	108,982	8,035	54,156	(325)	170,848
Deferred income taxes	8,060	—	1,474	1,259	(678)	10,115
Other current assets	—	6,170	270	3,266	—	9,706

Total current assets	8,907	202,622	11,119	85,288	(1,003)	306,933
Intercompany notes receivable	105,446	108,225	—	(108,225)	(105,446)	—
Intercompany interest receivable	3,058	809	—	—	(3,867)	—
Investments in subsidiaries	(639,662)	28,123	507	275,440	335,592	—
Property and equipment	—	69,146	348	14,977	—	84,471
Goodwill	418,946	24,512	3,090	21,684	280	468,512
Other intangibles	307,317	45,274	250	27,318	—	380,159
Restricted investments	3,109	—	—	—	—	3,109
Deferred income taxes	32,895	—	(472)	739	(33,162)	—
Deferred financing fees	—	12,095	—	—	—	12,095
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	2,882	25	597	—	3,504

Total assets	$243,277	$493,688	$14,867	$317,818	$192,394	$1,262,044

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$31,529	$1,145	$15,440	$—	$48,114
Current portion of senior term loans	—	3,968	—	—	—	3,968
Current portion of capitalized lease and other obligations	—	625	—	—	—	625
Interest payable on junior subordinated debentures	1,019	—	—	—	—	1,019
Intercompany interest payable	—	3,058	—	809	(3,867)	—
Accrued expenses:
Salaries and wages	—	3,841	74	208	—	4,123
Pricing allowances	—	2,773	3	556	—	3,332
Income and other taxes	(449)	2,388	86	(80)	—	1,945
Interest	—	10,033	—	—	—	10,033
Deferred compensation	846	—	—	—	—	846
Other accrued expenses	—	7,489	216	558	—	8,263

Total current liabilities	1,416	65,704	1,524	17,491	(3,867)	82,268

		.
LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Intercompany interest payable	—	—	—	—	—	—
Long term senior term loans	—	380,958	—	—	—	380,958
Bank revolving credit	—	—	—	—	—	—
Long term portion of capitalized leases	—	345	—	—	—	345
Long term senior notes	—	272,652	—	—	—	272,652
Junior subordinated debentures	115,086	—	—	—	—	115,086
Deferred compensation	3,109	—	—	—	—	3,109
Deferred income taxes, net	144,024	—	213	9,641	(33,840)	120,038
Other non-current liabilities	975	5,767	—	—	—	6,742

Total liabilities	264,610	830,872	1,737	27,132	(143,153)	981,198

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 210.4 issued and outstanding at March 31, 2013	14,485	—	—	—	—	14,485
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at March 31, 2013	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,789.6 issued and outstanding at March 31, 2013	—	—	50	—	(50)	—
Additional paid-in capital	118,693	(130,742)	11,711	293,717	1,827	295,206
Accumulated deficit	(154,511)	(205,732)	1,390	(3,006)	332,223	(29,636)
Accumulated other comprehensive income	—	(710)	(21)	(25)	1,547	791

Total stockholders’ equity	(35,818)	(337,184)	13,130	290,686	335,547	266,361

Total liabilities and stockholders’ equity	$243,277	$493,688	$14,867	$317,818	$192,394	$1,262,044

Condensed Consolidating Balance Sheet (Unaudited)

As of December 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust - ments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$62,917	$429	$2,201	$—	$65,548
Restricted investments	846	—	—	—	—	846
Accounts receivable	—	65,916	6,473	(10,045)	—	62,344
Inventories	—	105,028	4,678	4,404	(272)	113,838
Deferred income taxes	10,359	—	610	221	(726)	10,464
Other current assets	—	6,526	145	1,835	—	8,506

Total current assets	11,206	240,387	12,335	(1,384)	(998)	261,546
Intercompany notes receivable	105,446	—	—	—	(105,446)	—
Investments in subsidiaries	(637,376)	27,204	—	—	610,172	—
Property and equipment	—	67,902	191	399	—	68,492
Goodwill	418,946	24,512	58	11,542	280	455,338
Other intangibles	311,832	46,047	250	8,515	—	366,644
Restricted investments	3,399	—	—	—	—	3,399
Deferred income taxes	29,492	—	(411)	977	(30,058)	—
Deferred financing fees	—	12,858	—	—	—	12,858
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	3,521	25	709	—	4,255

Total assets	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$31,873	$517	$181	$—	$32,571
Current portion of senior term loans	—	3,200	—	—	—	3,200
Current portion of capitalized lease and other obligations	—	819	—	—	—	819
Additional acquisition consideration	—	—	—	—	—	—
Accrued expenses:
Salaries and wages	—	8,930	217	204	—	9,351
Pricing allowances	—	3,457	3	597	—	4,057
Income and other taxes	(625)	2,447	25	645	—	2,492
Interest	—	2,868	—	—	—	2,868
Deferred compensation	846	—	—	—	—	846
Other accrued expenses	—	9,822	40	1,535	—	11,397

Total current liabilities	221	63,416	802	3,162	—	67,601

	.	.
LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Long term senior term loans	—	307,727	—	—	—	307,727
Long term portion of capitalized lease and other obligations	—	245	—	—	—	245
Long term senior notes	—	272,942	—	—	—	272,942
Junior subordinated debentures	115,132	—	—	—	—	115,132
Deferred compensation	3,399	—	—	—	—	3,399
Deferred income taxes, net	146,042	—	219	2,472	(30,784)	117,949
Other non-current liabilities	714	5,473	—	—	—	6,187

Total liabilities	265,508	755,249	1,021	5,634	(136,230)	891,182

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.3 issued and outstanding at December 31, 2012	14,116	—	—	—	—	14,116
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2012	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,801.7 issued and outstanding at December 31, 2012	—	—	50	—	(50)	—
Additional paid-in capital	117,261	(131,642)	10,304	17,192	281,560	294,675
Accumulated deficit	(150,679)	(201,176)	1,073	(2,458)	328,189	(25,051)
Accumulated other comprehensive loss	—	—	—	390	481	871

Total stockholders’ equity	(33,418)	(332,818)	11,427	15,124	610,180	270,495

Total liabilities and stockholders’ equity	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

Consolidating Balance Sheet

As of December 31, 2012

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$62,917	$429	$2,201	$—	$65,548
Restricted investments	846	—	—	—	—	846
Accounts receivable	—	65,916	6,473	(10,045)	—	62,344
Inventories	—	105,028	4,678	4,404	(272)	113,838
Deferred income taxes	10,359	—	610	221	(726)	10,464
Other current assets	—	6,526	145	1,835	—	8,506

Total current assets	11,206	240,387	12,335	(1,384)	(998)	261,546
Intercompany notes receivable	105,446	—	—	—	(105,446)	—
Investments in subsidiaries	(637,376)	27,204	—	—	610,172	—
Property and equipment	—	67,902	191	399	—	68,492
Goodwill	418,946	24,512	58	11,542	280	455,338
Other intangibles	311,832	46,047	250	8,515	—	366,644
Restricted investments	3,399	—	—	—	—	3,399
Deferred income taxes	29,492	—	(411)	977	(30,058)	—
Deferred financing fees	—	12,858	—	—	—	12,858
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	3,521	25	709	—	4,255

Total assets	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$31,873	$517	$181	$—	$32,571
Current portion of senior term loans	—	3,200	—	—	—	3,200
Current portion of capitalized lease and other obligations	—	819	—	—	—	819
Accrued expenses:
Salaries and wages	—	8,930	217	204	—	9,351
Pricing allowances	—	3,457	3	597	—	4,057
Income and other taxes	(625)	2,447	25	645	—	2,492
Interest	—	2,868	—	—	—	2,868
Deferred compensation	846	—	—	—	—	846
Other accrued expenses	—	9,822	40	1,535	—	11,397

Total current liabilities	221	63,416	802	3,162	—	67,601

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Long term senior term loans	—	307,727	—	—	—	307,727
Long term portion of capitalized lease and other obligations	—	245	—	—	—	245
Long term senior notes	—	272,942	—	—	—	272,942
Junior subordinated debentures	115,132	—	—	—	—	115,132
Deferred compensation	3,399	—	—	—	—	3,399
Deferred income taxes, net	146,042	—	219	2,472	(30,784)	117,949
Other non-current liabilities	714	5,473	—	—	—	6,187

Total liabilities	265,508	755,249	1,021	5,634	(136,230)	891,182

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.4 issued and outstanding at December 31, 2012.	14,116	—	—	—	—	14,116
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2012.	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,801.6 issued and outstanding at December 31, 2012.	—	—	50	—	(50)	—
Additional paid-in capital	117,261	(131,642)	10,304	17,192	281,560	294,675
Accumulated deficit	(150,679)	(201,176)	1,073	(2,458)	328,189	(25,051)
Accumulated other comprehensive loss	—	—	—	390	481	871

Total stockholders’ equity	(33,418)	(332,818)	11,427	15,124	610,180	270,495

Total liabilities and stockholders’ equity	$246,206	$422,431	$12,448	$20,758	$473,950	$1,175,793

Consolidating Balance Sheet

As of December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$1	$8,852	$547	$2,627	$—	$12,027
Restricted investments	364	—	—	—	—	364
Accounts receivable	—	59,429	1,273	2,863	—	63,565
Inventories	—	95,757	5,117	3,361	(260)	103,975
Deferred income taxes	8,176	1,676	587	211	(742)	9,908
Other current assets	—	10,620	3,976	(8,950)	—	5,646

Total current assets	8,541	176,334	11,500	112	(1,002)	195,485
Intercompany notes receivable	105,446	—	—	—	(105,446)	—
Investments in subsidiaries	(628,481)	91,378	—	—	537,103	—
Property and equipment	—	65,897	174	271	—	66,342
Goodwill	419,752	26,409	58	10,944	280	457,443
Other intangibles	329,891	47,655	250	8,406	—	386,202
Restricted investments	3,390	—	—	—	—	3,390
Deferred income taxes	28,200	321	(108)	561	(28,974)	—
Deferred financing fees	—	13,055	—	—	—	13,055
Investment in trust common securities	3,261	—	—	—	—	3,261
Other assets	—	1,676	25	972	—	2,673

Total assets	$270,000	$422,725	$11,899	$21,266	$401,961	$1,127,851

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable	$—	$29,997	$655	$621	$—	$31,273
Current portion of senior term loans	—	3,200	—	—	—	3,200
Current portion of capitalized lease obligations	—	31	—	—	—	31
Additional acquisition consideration	—	12,387	—	—	—	12,387
Accrued expenses:
Salaries and wages	—	5,303	110	215	—	5,628
Pricing allowances	—	5,291	—	437	—	5,728
Income and other taxes	(549)	2,342	15	445	—	2,253
Interest	—	2,203	—	—	—	2,203
Deferred compensation	364	—	—	—	—	364
Other accrued expenses	—	8,762	39	406	—	9,207

Total current liabilities	(185)	69,516	819	2,124	—	72,274

Consolidating Balance Sheet

As of December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

LIABILITIES AND STOCKHOLDERS’ EQUITY (CONTINUED)
Intercompany debt payable	—	105,446	—	—	(105,446)	—
Long term senior term loans	—	310,550	—	—	—	310,550
Bank revolving credit	—	—	—	—	—	—
Long term portion of capitalized lease obligations	—	103	—	—	—	103
Long term senior notes	—	204,248	—	—	—	204,248
Junior subordinated debentures	115,411	—	—	—	—	115,411
Deferred compensation	3,390	—	—	—	—	3,390
Deferred income taxes, net	149,704	448	199	3,253	(29,716)	123,888
Other non-current liabilities	—	7,193	—	—	—	7,193

Total liabilities	268,320	697,504	1,018	5,377	(135,162)	837,057

Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.4 issued and outstanding at December 31, 2011.	12,247	—	—	—	—	12,247

Commitments and Contingencies

Stockholders’ Equity:
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2011.	—	—	—	—	—	—
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,801.6 issued and outstanding at December 31, 2011.	—	—	50	—	(50)	—
Additional paid-in capital	117,221	(68,624)	10,306	16,437	221,204	296,544
Accumulated deficit	(127,788)	(206,155)	525	113	315,488	(17,817)
Accumulated other comprehensive loss	—	—	—	(661)	481	(180)

Total stockholders’ equity	(10,567)	(274,779)	10,881	15,889	537,123	278,547

Total liabilities and stockholders’ equity	$270,000	$422,725	$11,899	$21,266	$401,961	$1,127,851

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows (Unaudited)

For the three months ended March 31, 2013

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust- ments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(1,788)	$(2,513)	$317	$(548)	$(53)	$(4,585)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	4,515	6,120	15	338	—	10,988
Dispositions of property and equipment	—	9	—	—	—	9
Deferred income tax provision (benefit)	(3,122)	—	(809)	898	—	(3,033)
Deferred financing and original issue discount amortization	(46)	629	—	—	—	583
Stock-based compensation expense	261	—	—	—	—	261
Other non-cash interest and change in value of interest rate swap	—	(207)	—	—	—	(207)
Changes in operating items:
Accounts receivable	—	(7,269)	(2,842)	(3,065)	—	(13,176)
Inventories	—	(3,954)	(3,357)	5,299	53	(1,959)
Other assets	—	(10,295)	9,590	2,912	—	2,207
Accounts payable	—	(344)	628	2,455	—	2,739
Interest payable on junior subordinated debentures	1,019	—	—	—	—	1,019
Other accrued liabilities	176	2,264	94	(930)	(3,867)	(2,263)
Other items, net	(1,015)	(8,110)	(2,316)	8,395	3,867	821

Net cash provided by (used for) operating activities	—	(23,670)	1,320	15,754	—	(6,596)

Cash flows from investing activities:
Paulin acquisition	—	(103,416)	—	—	—	(103,416)
Capital expenditures	—	(6,590)	(9)	(52)	—	(6,651)

Net cash used for investing activities	—	(110,006)	(9)	(52)	—	(110,067)

Cash flows from financing activities:
Borrowings of senior term loans	—	76,800	—	—	—	76,800
Repayments of senior term loans	—	(800)	—	—	—	(800)
Discount on senior term loans	—	(2,152)	—	—	—	(2,152)
Principal payments under capitalized lease obligations	—	(94)	—	—	—	(94)

Net cash used for financing activities	—	73,754	—	—	—	73,754

Net (decrease) increase in cash and cash equivalents	—	(59,922)	1,311	15,702	—	(42,909)
Cash and cash equivalents at beginning of period	1	62,917	429	2,201	—	65,548

Cash and cash equivalents at end of period	$1	$2,995	$1,740	$17,903	—	$22,639

Condensed Consolidating Statement of Cash Flows (Unaudited)

For the three months ended March 31, 2012

(Amounts in thousands)

	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consol- idating Adjust- Ments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(2,130)	$(486)	$54	$(12)	$(13)	$(2,587)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	4,515	6,701	22	122	—	11,360
Dispositions of property and equipment	—	—	—	—	—	—
Deferred income tax provision (benefit)	(2,435)	446	37	137	—	(1,815)
Deferred financing and original issue discount amortization	(107)	605	—	—	—	498
Other non-cash interest and change in value of interest rate swap	—	(163)	—	—	—	(163)
Changes in operating items:
Accounts receivable	—	(7,745)	(241)	(651)	—	(8,637)
Inventories	—	(2,811)	679	(211)	13	(2,330)
Other assets	—	9	(400)	(172)	—	(563)
Accounts payable	—	2,684	(5)	(97)	—	2,582
Other accrued liabilities	153	5,019	(29)	152	(3,058)	2,237
Other items, net	4	(3,229)	—	(127)	3,058	(294)

Net cash provided by (used for) operating activities	—	1,030	117	(859)	—	288

Cash flows from investing activities:
Proceeds from sale of property and equipment	—	—	3	—	—	3
Capital expenditures	—	(5,371)	(6)	(70)	—	(5,447)

Net cash used for investing activities	—	(5,371)	(3)	(70)	—	(5,444)

Cash flows from financing activities:
Repayments of senior term loans	—	(800)	—	—	—	(800)
Borrowings of revolving credit loans	—	14,000	—	—	—	14,000
Payments of additional acquisition consideration	—	(12,387)	—	—	—	(12,387)
Principal payments under capitalized lease obligations	—	(7)	—	—	—	(7)
Borrowings of senior notes	—	—	—	—	—	—
Premium on senior notes	—	—	—	—	—	—
Financing fees, net	—	—	—	—	—	—

Net cash provided by financing activities	—	806	—	—	—	806

Net (decrease) increase in cash and cash equivalents	—	(3,535)	114	(929)	—	(4,350)
Cash and cash equivalents at beginning of period	1	8,852	547	2,627	—	12,027

Cash and cash equivalents at end of period	$1	$5,317	$661	$1,698	—	$7,677

Consolidating Statement of Cash Flows

For the year ended December 31, 2012

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Cash flows from operating activities:
Net income (loss)	$(12,008)	$6,809	$548	$(2,571)	$(12)	$(7,234)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	18,058	25,137	88	478	—	43,761
Dispositions of property and equipment	—	271	21	—	—	292
Deferred income tax provision (benefit)	(6,382)	1,686	300	(1,207)	—	(5,603)
Deferred financing and original issue discount amortization	(279)	2,459	—	—	—	2,180
Stock-based compensation expense	714	—	—	—	—	714
Other non-cash interest and change in value of interest rate swap	—	(787)	—	—	—	(787)
Changes in operating items:
Accounts receivable	—	2,431	(50)	(1,005)	—	1,376
Inventories	—	(9,788)	439	(1,043)	12	(10,380)
Other assets	—	(6,003)	(1,319)	3,391	—	(3,931)
Accounts payable	—	(568)	(138)	(440)	—	(1,146)
Other accrued liabilities	(76)	3,623	121	1,478	—	5,146
Other items, net	(27)	(1,645)	(3)	705	—	(970)

Net cash provided by (used for) operating activities	—	23,625	7	(214)	—	23,418

Cash flows from investing activities:
Proceeds from sale of property and equipment	—	—	3	—	—	3
Capital expenditures	—	(23,973)	(128)	(212)	—	(24,313)

Net cash used for investing activities	—	(23,973)	(125)	(212)	—	(24,310)

Cash flows from financing activities:
Repayments of senior term loans	—	(3,200)	—	—	—	(3,200)
Borrowings of revolving credit loans	—	19,000	—	—	—	19,000
Repayments of revolving credit loans	—	(19,000)	—	—	—	(19,000)
Payment of additional acquisition consideration	—	(12,387)	—	—	—	(12,387)
Principal payments under capitalized lease obligations	—	(47)	—	—	—	(47)
Borrowings under other credit obligations	—	1,119	—	—	—	1,119
Repayments of other credit obligations	—	(297)	—	—	—	(297)
Borrowings of senior notes	—	65,000	—	—	—	65,000
Premium on senior notes	—	4,225	—	—	—	4,225

Net cash (used for) provided by financing activities	—	54,413	—	—	—	54,413

Net (decrease) increase in cash and cash equivalents	—	54,065	(118)	(426)	—	53,521
Cash and cash equivalents at beginning of period	1	8,852	547	2,627	—	12,027

Cash and cash equivalents at end of period	$1	$62,917	$429	$2,201	$—	$65,548

Consolidating Statement of Cash Flows

For the year ended December 31, 2011

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(12,456)	$1,763	$1,061	$(225)	$78	$(9,779)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	18,433	23,216	328	73	—	42,050
Dispositions of property and equipment	—	42	11	—	—	53
Deferred income tax provision (benefit)	(8,866)	(203)	1,350	3,085	—	(4,634)
Deferred financing and original issue discount amortization	(803)	2,814	—	—	—	2,011
Other non-cash interest and change in value of interest rate swap	—	1,250	—	—	—	1,250
Changes in operating items:
Accounts receivable	—	(6,673)	2,162	70	—	(4,441)
Inventories	—	(7,647)	5,527	23	(78)	(2,175)
Other assets	—	(4,691)	92	1,348	—	(3,251)
Accounts payable	—	387	(4)	289	—	672
Other accrued liabilities	(265)	4,053	(1,708)	211	—	2,291
Other items, net	3,957	8,989	(9,361)	(3,419)	—	166

Net cash provided by (used for) operating activities	—	23,300	(542)	1,455	—	24,213

Cash flows from investing activities:
Payment for TagWorks acquisition	—	(40,271)	—	—	—	(40,271)
Payment for Ook acquisition	—	(15,323)	—	—	—	(15,323)
Capital expenditures	—	(17,778)	(30)	(127)	—	(17,935)
Other, net	—	—	—	—	—	—

Net cash used for investing activities	—	(73,372)	(30)	(127)	—	(73,529)

Cash flows from financing activities:
Borrowings of senior term loans	—	30,000	—	—	—	30,000
Repayments of senior term loans	—	(2,975)	—	—	—	(2,975)
Discount on senior term loans	—	(2,000)	—	—	—	(2,000)
Borrowings of revolving credit loans	—	9,444	—	—	—	9,444
Repayments of revolving credit loans	—	(21,444)	—	—	—	(21,444)
Payment of additional acquisition consideration	—	(12,490)	—	—	—	(12,490)
Principal payments under capitalized lease obligations	—	(30)	—	—	—	(30)
Borrowings of senior notes	—	50,000	—	—	—	50,000
Premium on senior notes	—	4,625	—	—	—	4,625
Financing fees, net	—	(1,372)	—	—	—	(1,372)

Net cash (used for) provided by financing activities	—	53,758	—	—	—	53,758

Net (decrease) increase in cash and cash equivalents	—	3,686	(572)	1,328	—	4,442
Cash and cash equivalents at beginning of period	1	5,166	1,119	1,299	—	7,585

Cash and cash equivalents at end of period	$1	$8,852	$547	$2,627	$—	$12,027

Consolidating Statement of Cash Flows

For the seven months ended December 31, 2010

(Amounts in thousands)

	Successor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

Cash flows from operating activities:
Net income (loss)	$(7,013)	$(1,401)	$224	$211	$(59)	$(8,038)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	10,669	10,924	50	33	—	21,676
Dispositions of property and equipment	—	60	—	—	—	60
Deferred income tax provision (benefit)	(8,031)	(1,125)	176	3,320	—	(5,660)
Deferred financing and original issue discount amortization	2,590	(1,296)	—	—	—	1,294
Other non-cash interest and change in value of interest rate swap	—	392	—	—	—	392
Changes in operating items:
Accounts receivable	—	14,195	727	(236)	—	14,686
Inventories	—	(11,030)	(100)	(590)	59	(11,661)
Other assets	—	(2,626)	38	1,444	(12)	(1,156)
Accounts payable	—	7,229	(374)	196	—	7,051
Other accrued liabilities	(69)	(11,228)	4	417	5,096	(5,780)
Other items, net	199,620	(214,228)	21,567	(3,540)	(5,084)	(1,665)

Net cash provided by (used for) operating activities	197,766	(210,134)	22,312	1,255	—	11,199

Cash flows from investing activities:
Payments for Quick Tag and Laser Key licenses	—	(12,750)	—	—	—	(12,750)
Payment for Servalite acquisition	—	—	(21,335)			(21,335)
Capital expenditures	—	(9,518)	(64)	(93)	—	(9,675)
Other, net	—	—	—	—	—	—

Net cash used for investing activities	—	(22,268)	(21,399)	(93)	—	(43,760)

Cash flows from financing activities:
Borrowings of senior term loans	—	290,000	—	—	—	290,000
Repayments of senior term loans	—	(149,756)	—	—	—	(149,756)
Borrowings of revolving credit loans	—	12,600	—	—	—	12,600
Repayments of revolving credit loans	—	(600)	—	—	—	(600)
Principal payments under capitalized lease obligations	—	(50)	—	—	—	(50)
Repayments of unsecured subordinated notes	—	(49,820)	—	—	—	(49,820)
Borrowings of senior notes	—	150,000	—	—	—	150,000
Financing fees, net	—	(15,729)	—	—	—	(15,729)
Purchase predecessor equity securities	(506,407)	—	—	—	—	(506,407)
Proceeds from sale of successor equity securities	308,641	—	—	—	—	308,641

Net cash (used for) provided by financing activities	(197,766)	236,645	—	—	—	38,879

Net (decrease) increase in cash and cash equivalents	—	4,243	913	1,162	—	6,318
Cash and cash equivalents at beginning of period	1	923	206	137	—	1,267

Cash and cash equivalents at end of period	$1	$5,166	$1,119	$1,299	$—	$7,585

Consolidating Statement of Cash Flows

For the five months ended May 28, 2010

(Amounts in thousands)

	Predecessor
	Guarantors The Hillman Companies, Inc.	Issuer The Hillman Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Net loss	$(24,810)	$(493)	$(143)	$227	$11	$(25,208)
Adjustments to reconcile net loss to net cash (used for) provided by operating activities:
Depreciation and amortization	2,663	7,192	47	59	—	9,961
Dispositions of property and equipment	—	74	—	—	—	74
Deferred income tax provision (benefit)	(2,757)	733	45	58	—	(1,921)
Deferred financing and original issue discount amortization	(155)	670	—	—	—	515
Interest on mandatorily redeemable preferred stock and management purchased options	5,488	—	—	—	—	5,488
Stock-based compensation expense	19,053	—	—	—	—	19,053
Changes in operating items:
Accounts receivable	—	(15,724)	(658)	(434)	—	(16,816)
Inventories	—	2,383	477	110	(11)	2,959
Other assets	—	597	(178)	(307)	12	124
Accounts payable	—	1,890	(71)	11	—	1,830
Other accrued liabilities	(332)	9,561	176	43	(5,096)	4,352
Other items, net	850	(6,843)	—	15	5,084	(894)

Net cash provided by (used for) operating activities	—	40	(305)	(218)	—	(483)

Cash flows from investing activities:
Capital expenditures	—	(5,396)	(7)	(8)	—	(5,411)
Other, net	—	—	—	—	—	—

Net cash used for investing activities	—	(5,396)	(7)	(8)	—	(5,411)

Cash flows from financing activities:
Repayments of senior term loans	—	(9,544)	—	—	—	(9,544)
Principal payments under capitalized lease obligations	—	(459)	—	—	—	(459)

Net cash used for financing activities	—	(10,003)	—	—	—	(10,003)

Net decrease in cash and cash equivalents	—	(15,359)	(312)	(226)	—	(15,897)
Cash and cash equivalents at beginning of period	1	16,282	518	363	—	17,164

Cash and cash equivalents at end of period	$1	$923	$206	$137	$—	$1,267

Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended					5 Months Ended
	Mar. 31, 2013 Segment	Dec. 31, 2012 Customer Segment	Dec. 31, 2011	Dec. 31, 2010	May 28, 2010	May 28, 2010 Quick Tag license	May 27, 2010 Code Hennessy and Simmons LLC [Member]	May 27, 2010 Ontario Teacher's Pension Plan [Member]	May 27, 2010 HarbourVest [Member]	May 27, 2010 Members of management [Member]	May 27, 2010 Other investors [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Total consideration paid in Merger Transaction					$ 832,679
Consideration paid for Quick Tag license and related patents						11,500
Liquidation outstanding junior subordinated debentures					105,443
Trust common securities, at the time of the merger	3,261	3,261	3,261		3,261
Ownership in common stock							49.30%	28.00%	8.70%	13.70%	0.30%
Percentage of ownership in voting right							54.60%	31.00%	9.70%	4.40%	0.30%
Write-off of deferred financing fees		$ 5,010
Intangible asset and goodwill deductible for income Tax Purpose		15 years
Number of business segments	5	5
Number of customers		20,380
Percentage of net sales from largest three customers		40.10%	41.00%	43.70%

Basis of Presentation - Reconcile Fair Value of Acquired Assets and Assumed Liabilities to Total Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Loans At Acquisition Date [Line Items]
Cash paid as merger consideration	$ 715,736
Cash paid for Quick Tag license and related patents	11,500
Fair value of consideration transferred	727,236
Cash	1,267
Accounts Receivable	68,573
Inventory	79,297
Other current assets	11,497
Property and equipment	53,607
Goodwill	432,245
Intangible assets	366,400
Other non-current assets	3,644
Total assets acquired	1,016,530
Less:
Accounts payable	(21,021)
Deferred income taxes	(133,249)
Junior subordinated debentures	(105,443)
Junior subordinated debentures premium	(7,378)
Other liabilities assumed	(22,203)
Net assets acquired	$ 727,236

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Maximum	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 28, 2010 Predecessor	Dec. 31, 2010 Predecessor
Foreign bank balance			$ 2,201	$ 2,627
Maturity period			90 days
Allowance for doubtful accounts	697		1,105	641
Inventory reserve			6,944	7,406
Period for classifying as non moving inventory			24 months
Capitalized computer software additions							5,685	161	246	1,134
Estimated useful lives of the assets			Generally three to ten years or over the terms of the related leases, whichever is shorter.
Compensation and general liability losses					250
Risk cover by third party			40,000
Risk cover by third party			250
Loss limit covered under self-insurance			200
Percentage of coverage under health insurance plan			125.00%
Matching contribution for eligible employees, maximum percentage			6.00%
Maximum matching contribution for eligible employees			50.00%
Defined contribution plan costs						710	1,426	1,327	594
Shipping and handling costs	5,614	5,379				16,105	23,067	21,695	3,153
Research and development costs						476	1,222	1,187	446
Common stock, shares outstanding			198.3
Fair value of temporary equity held by management			$ 14,116	$ 12,247

Acquisitions - Additional Information (Detail)	3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 10.875% Senior Notes	Mar. 31, 2013 10.875% Senior Notes	Jun. 30, 2012 10.875% Senior Notes	Mar. 16, 2011 10.875% Senior Notes	Dec. 31, 2012 TagWorks USD ($)	Mar. 30, 2012 TagWorks USD ($)	Oct. 31, 2011 TagWorks USD ($)	Mar. 16, 2011 TagWorks USD ($)	Dec. 31, 2012 Ook [Member] USD ($)	Dec. 01, 2011 Ook [Member] USD ($)	Dec. 31, 2012 Ook [Member] Maximum USD ($)	Dec. 31, 2012 Servalite [Member]	Dec. 29, 2010 Servalite [Member] USD ($)	Mar. 31, 2013 Paulin Facility	Dec. 31, 2012 Paulin USD ($)	Dec. 31, 2011 Paulin CAD Facility	Feb. 19, 2013 Paulin USD ($)	Dec. 17, 2012 Paulin CAD
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Aggregate purchase price cash paid		$ 715,736,000								$ 40,000,000		$ 14,811,000			$ 21,517,000				$ 103,416,000	105,700
Additional contingent consideration								12,500,000					6,000,000
Fair value of the contingent consideration											0
Intangible assets and goodwill are deductible for income tax purposes		15 years					15 years				15 years			15 years
Additional consideration									12,500,000
Period for agreement							17 years
Principal amount							50,000,000
Interest rate on senior Notes			10.88%	10.88%	10.88%	10.88%
Debt instrument maturity due			2018
Revenues																	$ 145,700,000	139,000,000
Number of manufacturing facilities																4		4

Acquisitions - Reconciliation of Fair Value of Acquired Assets and Assumed liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2013 Paulin	Dec. 31, 2012 Ook [Member]	Dec. 31, 2012 TagWorks	Dec. 31, 2012 Servalite [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Account receivable	$ 68,573	$ 17,259	$ 2,186	$ 735	$ 2,633
Inventory	79,297	55,051	2,082	1,086	5,485
Other current assets	11,497	2,656		217	86
Deferred income taxes	133,249	5,471	854	24	1,341
Property and equipment	53,607	14,937		17,403	49
Goodwill	432,245	12,974	3,765	14,996	4,537
Intangibles	366,400	18,814	7,690	34,840	9,100
Total assets acquired	1,016,530	121,691	16,577	69,301	23,231
Less: Liabilities assumed		12,804	1,766	4,622	1,714
Net assets acquired	$ 727,236	$ 103,416	$ 14,811	$ 64,679	$ 21,517

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Paulin Lease Property	May 28, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 Expenses Per Month [Member] Predecessor
Related Party Transaction [Line Items]
Management fees paid to subsidiary								$ 58
Transaction fees paid to subsidiary				438	0	155	110	26
Rental expense for the lease	$ 82	$ 82	$ 69	$ 130	$ 181	$ 311	$ 311
Number of leases			3
Number of properties leased			5
Lease agreement date			Feb 19, 2013

Income Taxes - Components of Company's Income Tax Provision (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 28, 2010 Predecessor
Current:
Federal & State			$ 96	$ 206	$ 217	$ 83
Foreign			108	344	317	73
Total current			204	550	534	156
Deferred:
Federal & State			(4,348)	(5,000)	(5,119)	(2,063)
Foreign			38	(746)	(271)	91
Total deferred			(4,310)	(5,746)	(5,390)	(1,972)
Valuation allowance			981	28	177	(649)
Provision (benefit) for income taxes	$ (2,642)	$ (1,737)	$ (3,125)	$ (5,168)	$ (4,679)	$ (2,465)

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Valuation allowance			$ 1,940
Deferred tax asset			1,940
Total Merger Transaction			5,013
Investment banking fees			1,138
Consulting fees			1,370
Legal and accounting fees			1,964
Other miscellaneous transaction costs			541
Additional foreign withholding taxes			822
Decrease in the reserve for unrecognized tax benefits			1,438	3
Effective income tax rates	36.60%	40.20%
General Business Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Foreign tax credit carryforwards			232
Valuation allowance			149
Foreign Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance			9
Minimum | General Business Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2017
Minimum | Foreign Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2020
Maximum | General Business Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2031
Maximum | Foreign Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2021
Foreign tax credit carryforwards			9
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Federal capital loss carryforward			1,015
Valuation allowance			374
Decrease in net capital loss Carryforward			214
Domestic Tax Authority [Member] | Minimum
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards for tax			62,886
Expiry period of carryforwards			2023
Expiry period of carryforwards			2013
Domestic Tax Authority [Member] | Maximum
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2032
Expiry period of carryforwards			2014
Foreign Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Valuation reserve			261
Foreign Subsidiaries [Member] | Minimum
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards for tax			4,263
Expiry period of carryforwards			2027
Foreign Subsidiaries [Member] | Maximum
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2032
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Aggregate tax benefit			2,963
Valuation allowance			368
Increase in net operating loss carryforwards			$ 72
State and Local Jurisdiction [Member] | Minimum
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2013
State and Local Jurisdiction [Member] | Maximum
Operating Loss Carryforwards [Line Items]
Expiry period of carryforwards			2032

Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Deferred Tax Asset:
Inventory		$ 5,994	$ 6,429
Bad debt reserve		1,116	1,243
Casualty loss reserve		708	419
Accrued bonus / deferred compensation		1,546	889
Litigation settlement accrual			629
Derivative security value		740
Medical insurance reserve		508	190
Deferred lease incentive
Original issue discount amortization
Transaction costs
Federal / foreign net operating loss
State net operating loss
Unrecognized tax benefit
Federal capital loss carry forwards
Tax credit carry forwards
All other items		578	852
Gross deferred tax assets		11,190	10,651
Valuation allowance for deferred tax assets		(726)	(743)
Net deferred tax assets	10,115	10,464	9,908
Deferred Tax Asset:
Inventory
Bad debt reserve
Casualty loss reserve		308	492
Accrued bonus / deferred compensation		1,592	1,377
Litigation settlement accrual
Derivative security value
Medical insurance reserve
Deferred lease incentive		422	454
Original issue discount amortization		536	509
Transaction costs		3,348	3,498
Federal / foreign net operating loss		23,164	23,233
State net operating loss		2,963	3,047
Unrecognized tax benefit		(3,002)	(4,440)
Federal capital loss carry forwards		374	588
Tax credit carry forwards		2,618	2,559
All other items		835	639
Gross deferred tax assets		33,158	31,956
Valuation allowance for deferred tax assets		(2,374)	(2,236)
Net deferred tax assets		30,784	29,720
Deferred Tax Liability:
Intangible asset amortization		135,946	141,169
Property and equipment		12,504	12,439
All other items		283
Deferred tax liabilities		148,733	153,608
Net deferred tax liability		107,485	113,980
Long term net deferred tax liability	120,038	117,949	123,888
Current net deferred tax asset		10,464	9,908
Long term net deferred tax asset
Net deferred tax liability		$ 107,485	$ 113,980

Income Taxes - Reconciliation of Statutory Income Tax Rates to Effective Income Tax Rates (Detail)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	May 28, 2010 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Income Taxes [Line Items]
Statutory federal income tax rate			35.00%	35.00%	35.00%	35.00%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available			(0.10%)	(0.40%)	(6.10%)	(0.90%)
State and local income taxes, net of U.S. federal income tax benefit			0.90%	3.20%	1.90%	2.50%
Adjustment of reserve for change in valuation allowance and other items			2.30%	(9.20%)	1.20%	(1.20%)
Adjustment for change in tax law			0.30%	0.00%	(0.40%)	(2.60%)
Adjustment of unrecognized tax benefits			(5.60%)	0.00%	11.60%	0.00%
Permanent differences:
Interest expense on mandatorily redeemable preferred stock			(6.20%)	0.00%	0.00%	0.00%
Stock based compensation expense			(17.50%)	0.00%	0.00%	0.00%
Meals and entertainment expense			(0.20%)	(0.60%)	(1.10%)	(0.90%)
Other permanent differences			0.00%	0.00%	(0.90%)	0.00%
Other adjustments			0.00%	0.00%	0.50%	0.50%
Effective income tax rate	36.60%	40.20%	8.90%	28.00%	41.70%	32.40%

Income Taxes - Components of Changes in Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Unrecognized tax benefits - January 1	$ 4,440	$ 4,433	$ 2,879
Gross increases - tax positions in current period		7	1,557
Gross increases - tax positions in prior period
Gross decreases - tax positions in prior period	(1,438)		(3)
Unrecognized tax benefits - December 31	3,002	4,440	4,433
Amount of unrecognized tax benefit that, if recognized would affect the company's effective tax rate	$ 3,002	$ 4,440	$ 4,433

Property and Equipment - Components of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Building [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Dec. 31, 2011 Machinery and Equipment [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2011 Furniture and Fixtures [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2011 Construction in Progress [Member]	Dec. 31, 2012 Minimum Leasehold Improvements [Member]	Dec. 31, 2012 Minimum Machinery and Equipment [Member]	Dec. 31, 2012 Minimum Furniture and Fixtures [Member]	Dec. 31, 2012 Maximum Leasehold Improvements [Member]	Dec. 31, 2012 Maximum Machinery and Equipment [Member]	Dec. 31, 2012 Maximum Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 112,581	$ 93,791	$ 778	$ 772	$ 5,044	$ 4,797	$ 102,494	$ 83,518	$ 835	$ 684	$ 531	$ 531	$ 2,899	$ 3,489
Less: Accumulated depreciation		44,089	27,449
Property and equipment, net	$ 84,471	$ 68,492	$ 66,342
Property plant and equipment useful life				27 years												3 years	2 years	3 years	10 years	10 years	5 years

Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Capitalized software	$ 10,972	$ 5,287
Capitalized interest	$ 109	$ 99

Other Intangibles - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Quick Tag license	May 28, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Schedule Of Identifiable Intangible Assets Acquired As Part Of Business Combination [Line Items]
Acquisition cost			$ 11,500
Amortization expense	5,446	5,471		2,678	10,669	21,752	20,717
2013	22,248					21,544
2014	21,587					21,544
2015	19,656					20,883
2016	18,802					18,952
2017	18,802					18,098
Estimated amortization expense for current year	$ 22,134

Other Intangibles - Components of Other Intangibles Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Rights [Line Items]
Estimated Useful Life		15 years
Intangible assets, gross	$ 438,829	$ 419,825	$ 417,590
Less: Accumulated amortization	58,670	53,181	31,388
Other intangibles	380,159	366,644	386,202
Customer Relationships
Product Rights [Line Items]
Estimated Useful Life	20 years	20 years	20 years
Intangible assets, gross	342,460	328,382	326,200
Trademarks - All Others
Product Rights [Line Items]
Estimated Useful Life	Indefinite	Indefinite	Indefinite
Intangible assets, gross	54,339	49,413	49,660
Trademarks - Tag Works
Product Rights [Line Items]
Estimated Useful Life	5 years	5 years	5 years
Intangible assets, gross	240	240	240
Patents
Product Rights [Line Items]
Intangible assets, gross	20,250	20,250	20,200
Patents | Minimum
Product Rights [Line Items]
Estimated Useful Life	5 years	5 years	5 years
Patents | Maximum
Product Rights [Line Items]
Estimated Useful Life	20 years	20 years	20 years
Quick Tag license
Product Rights [Line Items]
Estimated Useful Life	6 years	6 years	6 years
Intangible assets, gross	11,500	11,500	11,500
Laser Key License
Product Rights [Line Items]
Estimated Useful Life	5 years	5 years	5 years
Intangible assets, gross	1,250	1,250	1,250
KeyWorks license
Product Rights [Line Items]
Estimated Useful Life	10 years	10 years	10 years
Intangible assets, gross	4,100	4,100	4,100
Non-compete agreements
Product Rights [Line Items]
Intangible assets, gross	4,450	4,450	4,200
Non-compete agreements | Minimum
Product Rights [Line Items]
Estimated Useful Life	5 years	5 years	5 years 6 months
Non-compete agreements | Maximum
Product Rights [Line Items]
Estimated Useful Life	10 years	10 years	10 years
Lease Agreements
Product Rights [Line Items]
Estimated Useful Life	6 months	6 months	6 months
Intangible assets, gross	$ 240	$ 240	$ 240

Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended		12 Months Ended					1 Months Ended										12 Months Ended		12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Nov. 07, 2012	Nov. 04, 2011	Apr. 18, 2011	May 28, 2010	Feb. 14, 2013 Euro Dollar Margin	Feb. 14, 2013 Euro Dollar Loans	Feb. 14, 2013 Base Rate Margin	Feb. 14, 2013 Base Rate Loans	Dec. 31, 2012 Term Loan B	Mar. 31, 2013 10.875% Senior Notes	Dec. 31, 2012 10.875% Senior Notes	Jun. 30, 2012 10.875% Senior Notes	Mar. 16, 2011 10.875% Senior Notes	May 28, 2010 10.875% Senior Notes	Dec. 31, 2012 Term Loan [Member] Y	May 28, 2010 Term Loan [Member]	Dec. 31, 2012 Revolving Credit Facility Y	May 28, 2010 Revolving Credit Facility	Dec. 31, 2012 Secured Credit Facility [Member]	Dec. 31, 2012 Secured Credit Facility [Member] Term Loan B	Dec. 31, 2012 Secured Credit Facility [Member] Capital Lease	Feb. 14, 2013 Eurodollar	Feb. 14, 2013 Base Rate
Debt Instrument [Line Items]
Credit Facility										$ 320,000												$ 290,000		$ 30,000	$ 313,439	$ 312,375	$ 1,064
Duration of long term loan																					6		5
Euro Dollar Margin	3.75%					3.75%
Base Rate Margin						2.75%
Euro Dollar minimum floor rate	1.75%					1.75%
Minimum floor on Base Rate	2.75%					2.75%
Reduced secured leverage covenant									4.75
Basis point reduction on term loan pricing									0.25%																			0.50%	0.50%
Additional reduction of basis point on term loan pricing									0.25%																			0.25%	0.25%
Loan discount costs under amended senior facilities		1,250
Increase in aggregate term loan							76,800	30,000
Loan discount costs under incremental facility								750
Aggregate principal amount							420,000	350,000
Principal amount of senior notes																	65,000		50,000	150,000
Interest rate on senior note																10.88%	10.88%	10.88%	10.88%
Premium on senior notes	4,225		4,625
Interest underlying the Trust Preferred Securities						11.60%
Face amount Subordinated Debentures underlying Trust Preferred Securities	105,443					105,443
Aggregate amount of Subordinated Debentures underlying Trust Preferred Securities						12,231
Deferral Period of distribution payments to holders of the Trust Preferred Securities	60 months					60 months
Long-term debt discount															1,448
Long-term debt unamortized premium																	7,942
Letter of credit commitments outstanding	$ 5,556					$ 5,556																	$ 24,444
LIBOR interest rate in Term B-2 Loans															5.00%
Amended maturity date of Senior Facilities				May 28, 2017
Debt Instrument Margin Percentage											3.00%	1.25%	2.00%	2.25%

Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt gross	$ 584,933		$ 518,132
Less: amounts due in one year	4,019		3,231
Long-term debt	580,914		514,901
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt gross
Term Loan B
Debt Instrument [Line Items]
Long-term debt gross	310,927		313,750
10.875% Senior Notes
Debt Instrument [Line Items]
Long-term debt gross	272,942	[1]	204,248	[1]
Capital Lease
Debt Instrument [Line Items]
Long-term debt gross	$ 1,064		$ 134

[1]	The 2012 amount includes $65,000 in aggregate principal amount of temporary 10.875% Senior Notes which were mandatorily exchanged for a like aggregate principal amount of 10.875% Senior Notes on February 19, 2013 in connection with the Paulin Acquisition.

Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail) (10.875% Senior Notes, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 16, 2011	May 28, 2010
10.875% Senior Notes
Debt Instrument [Line Items]
Principal amount of senior notes		$ 65,000		$ 50,000	$ 150,000
Interest rate on senior note	10.88%	10.88%	10.88%	10.88%

Long-Term Debt - Aggregate Minimum Principal Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 4,019
2014	3,333
2015	3,267
2016	3,242
2017	299,578
2018 and thereafter	$ 265,000

Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 28, 2010 Predecessor
Leases [Line Items]
Minimum lease period	1 year
Rental expense for all operating leases		$ 4,989	$ 8,787	$ 9,039	$ 3,616

Leases - Future Minimum Lease Payments Under Non-Cancellable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Line Items]
2013	$ 830
2014	141
2015	71
2016	43
2017	3
Later years
Total minimum lease payments	1,088
Less amounts representing interest	(24)
Present value of net minimum lease payments (including $819 currently payable)	1,064
2013	7,114
2014	6,267
2015	5,160
2016	5,041
2017	4,683
Later years	28,716
Total minimum lease payments	$ 56,981

Leases - Future Minimum Lease Payments Under Non-Cancellable Leases (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Line Items]
Minimum lease payments including currently payable	$ 625	$ 819	$ 31

Deferred Compensation Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 28, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Investments And Employee Deferred Compensation Plan [Line Items]
Percentage of deferred salary and commissions			25.00%
Percentage of bonuses			100.00%
Percentage of deferred matching contribution amount			25.00%
Matching contribution on deferred amount			$ 10
Vesting schedule			Five year
Assets held in mutual funds			4,245	3,754
Restricted investments			846	364	846
Trading gains & offsetting compensation expense	16	283	329	19
Distributions from the deferred compensation plan aggregated	$ 274		$ 357	$ 233

Guaranteed Preferred Beneficial Interest in Company's Junior Subordinated Debentures - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	May 28, 2010	Sep. 30, 1997	Dec. 31, 2012
Schedule of Investments [Line Items]
Trust Preferred Securities issued		$ 105,446
Number of Trust Preferred Securities issued		4,217,724
Interest rate on Trust Preferred Securities		11.60%
Interest rate Junior Subordinated Debentures		11.60%
Liquidation amount of preferred security			$ 25
Trust issued common securities to the Company			3,261
Debentures interest payment defer period maximum			60 months
Maturity date of preferred securities			Sep 30, 2027
Percentage of redemption price of debentures over principal amount			100.00%
Junior Subordinated Debentures recorded at fair value based on price	116,085
Trust Preferred Securities underlying price	$ 26.75
Amortizing the premium on Junior Subordinated Debentures	$ 7,381

Guaranteed Preferred Beneficial Interest in Company's Junior Subordinated Debentures - Summary of Financial Information of Trust (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Total assets	$ 1,262,044	$ 1,175,793	$ 1,127,851
Stockholder's equity-trust common securities	266,361	270,495	278,547
Total liabilities and stockholders' equity	1,262,044	1,175,793	1,127,851
Preferred Junior Subordinated Debentures [Member]
Schedule of Investments [Line Items]
Non-current assets-junior subordinated debentures		111,871
Common Junior Subordinated Debentures [Member]
Schedule of Investments [Line Items]
Non-current assets-junior subordinated debentures		3,261
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Non-current liabilities-trust preferred securities		111,871
Common Trust Securities [Member]
Schedule of Investments [Line Items]
Stockholder's equity-trust common securities		3,261
Trust Securities [Member]
Schedule of Investments [Line Items]
Total liabilities and stockholders' equity		115,132
Junior Subordinated Debentures
Schedule of Investments [Line Items]
Total assets		$ 115,132

Common and Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 28, 2010 Preferred Stock Class A	Dec. 31, 2012 Preferred Stock Class A	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Common Stock Class A	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Common Class B [Member]	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Common Stock Class C	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Preferred Stock Class A	Dec. 31, 2012 Hillman Investment Company [Member] Preferred Stock Class A	May 28, 2010 Hillman Investment Company [Member] Preferred Stock Class A	Mar. 31, 2013 Put Option	Dec. 31, 2012 Put Option	Dec. 31, 2011 Put Option
Equity [Line Items]
Common stock, shares authorized	5,000	5,000	5,000			23,141	2,500	30,109
Common stock, shares issued	4,790	4,802	4,802			6,201	971	2,787
Common stock, shares outstanding	4,790	4,802	4,802			6,201	971	2,787
Vesting period							5 years
Number of voting right to holder						One vote		One vote
Maximum voting power								30.00%
Common stock, held by management		198.3										210.4	198.3
Fair value adjusted to common stock		$ 14,116	$ 12,247									$ 14,485	$ 14,116	$ 12,247
Preferred stock, class A shares authorized	5,000	5,000	5,000						238,889	166,667
Preferred Stock, Class A shares issued	0	0	0						82,104.8	57,282.4
Preferred stock, class A shares outstanding	0	0	0						82,104.8	57,282.4
Preferred stock, class A shares reserved for issuance									13,450.7	9,384.2
Preferred Stock redemption date										Mar 31, 2028
Dividends on mandatorily redeemable Class A Preferred Stock											4,911
Preferred Stock redemption price per share					$ 1,000
Cancelled and converted into rights to receive options to purchase Class A Preferred Stock									3,895.16	2,717.55
Weighted average strike price of option purchased										$ 170.69
Recognized interest expense on purchased option				$ 577

Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended				5 Months Ended	12 Months Ended	5 Months Ended			12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Tranches	Dec. 31, 2012 First tranche [Member]	Dec. 31, 2012 Second tranche [Member]	Dec. 31, 2012 Hillman Investment Company [Member]	Mar. 31, 2013 Stock Option Plan	Dec. 31, 2012 Stock Option Plan	Dec. 31, 2011 Stock Option Plan	Dec. 31, 2010 Stock Option Plan	May 28, 2010 Stock Option Plan	May 28, 2010 Predecessor	Dec. 31, 2012 Predecessor	May 28, 2010 Predecessor Preferred Stock [Member]	May 28, 2010 Predecessor Preferred Option Plan [Member]	May 28, 2010 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	May 28, 2010 Amended Plan Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense													$ 1,410	$ 3,784	$ 13,859
Common stock granted					6,666.7	5,225	7,375	1,030	32,284			9,555.5
Common Options vested period		5 years														5 years
Common Options vested shares percentage		20.00%														20.00%
Common stock granted maximum										45,914							40,689
Number of vesting tranches		3
Service based award vests period			5 years	5 years
Vesting service periods for compensation costs for the portion of awards			5 years	5 years
Stock-based compensation expense	$ 261	$ 714									$ 19,053

Derivatives and Hedging - Additional Information (Detail)	12 Months Ended		5 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 28, 2010 Predecessor USD ($)	Aug. 29, 2008 2008 Swap [Member] USD ($)	Mar. 31, 2013 2010 Swap USD ($)	Dec. 31, 2012 2010 Swap USD ($)	Dec. 31, 2011 2010 Swap USD ($)	Jun. 24, 2010 2010 Swap USD ($)	Mar. 31, 2013 2012 Metal Swap No. 1	Dec. 31, 2012 2012 Metal Swap No. 1 USD ($)	Apr. 20, 2012 2012 Metal Swap No. 1 USD ($) Mg	Mar. 31, 2013 2012 Metal Swap No. 2	Dec. 31, 2012 2012 Metal Swap No. 2 USD ($)	May 30, 2012 2012 Metal Swap No. 2 USD ($) Mg	Mar. 31, 2013 2012 Metal Swap No. 3 USD ($)	Dec. 31, 2012 2012 Metal Swap No. 3 USD ($)	May 30, 2012 2012 Metal Swap No. 3 USD ($) Mg	Dec. 31, 2012 2012 FX Contract [Member] USD ($)	Dec. 18, 2012 2012 FX Contract [Member] CAD
Derivative [Line Items]
Term of derivative instrument				3 years				2 years			8 months			7 months			10 months		6 months
Notional amount of derivative instrument				$ 50,000,000				$ 115,000,000			$ 294,700			$ 77,900			$ 272,500		105,000,000
Interest rate of derivative instrument				3.41%				2.47%
Interest expense			1,579,000
Start date of forward derivative					May 31, 2011	May 31, 2011
Termination date of derivative					May 31, 2013	May 31, 2013			Dec 31, 2012	Dec 31, 2012		Dec 31, 2012	Dec 31, 2012		Mar 31, 2013	Mar 31, 2013		May 21, 2013
Unrealized gain(loss) on derivative		643,000
Fair value of derivative liability					211,000	418,000				17,000			6,000		10,000	6,000		1,475,000
Fair value of derivative liability, non-current							1,205,000
Quantity of derivative instrument											35			10			35
Price of copper											8.42			7.79			7.785
Forward exchange rate																			0.9989
Increase in other expense	$ 1,138,000

Fair Value Measurements - Measurement of Assets and Liabilities at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 3,955	$ 4,245	$ 3,754
Interest rate swap	(211)	(418)	(1,205)
Foreign exchange forward contract		(1,475)
Metal commodity swaps	(10)	(11)
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	3,955	4,245	3,754
Interest rate swap
Foreign exchange forward contract
Metal commodity swaps
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities
Interest rate swap	(211)	(418)	(1,205)
Foreign exchange forward contract		(1,475)
Metal commodity swaps	(10)	(11)
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities
Interest rate swap
Foreign exchange forward contract
Metal commodity swaps

Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 28, 2010 Predecessor
Investment Securities [Line Items]
Unrealized (gains) losses on securities recorded as other income	$ 138	$ 283	$ 329	$ 19	$ 16

Fair Value Measurement - Fair Value of Company's Fixed Rate Senior Notes and Junior Subordinated Debentures (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
10.875% Senior Notes | Carrying Amount [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
10.875% Senior Notes	$ 272,942	$ 204,248
Junior Subordinated Debentures | Carrying Amount [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
10.875% Senior Notes	115,132	115,411
Estimated Fair Value [Member] | 10.875% Senior Notes
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
10.875% Senior Notes	283,881	197,250
Estimated Fair Value [Member] | Junior Subordinated Debentures
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
10.875% Senior Notes	$ 128,949	$ 129,371

Fair Value Measurement - Fair Value of Company's Fixed Rate Senior Notes and Junior Subordinated Debentures (Parenthetical) (Detail) (Ten Point Eight Seven Five Percentage Notes [Member])	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate on senior Notes	10.88%	10.88%
Estimated Fair Value [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate on senior Notes	10.88%	10.88%

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 20, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum
Loss Contingencies [Line Items]
Losses up to per occurrence related to product liability, automotive, workers' compensation and general liability		$ 250	$ 250
Occurrences in excess for purchased catastrophic coverage				250	250	40,000	40,000
Liability recorded for such risk insurance reserves		2,487	2,626
Aggregate vendors and insurers letters of credit related to product purchases and insurance coverage of product liability, workers' compensation and general liability		5,509	5,556
Group health claims up to annual stop loss limit per participant		200	200
Annual group health insurance claims in excess of expected claims		125.00%	125.00%
Liability recorded for such group health insurance reserves		2,102	2,045
Company agreed to pay Steelworks Hardware LLC in full settlement of all alleged claims and plaintiff legal fees	$ 1,635

Statements of Cash Flows - Supplemental Disclosures of Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor Junior Subordinated Debentures	Dec. 31, 2012 Successor Junior Subordinated Debentures	Dec. 31, 2011 Successor Junior Subordinated Debentures	May 28, 2010 Predecessor	May 28, 2010 Predecessor Junior Subordinated Debentures
Cash paid during the period for:
Interest on junior subordinated debentures	$ 3,152	$ 3,152	$ 7,356	$ 12,610	$ 12,610	$ 7,136	$ 12,232	$ 12,232	$ 5,254	$ 5,096
Interest			19,409	38,880	38,192				7,710
Income taxes			122	479	749				575
Non-cash investing activities:
Property and equipment purchased with capital lease			152	155
Non-cash financing activities:
Increase in accrued dividends on preferred stock

Quarterly Data - Schedule of Quarterly Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 143,919		$ 131,682	$ 148,169	$ 147,241	$ 128,373		$ 122,259	$ 137,577	$ 135,396	$ 111,294	$ 555,465	$ 506,526
Income from operations	7,784	[1]	3,611	13,581	14,941	8,835	[1]	4,816	14,855	15,695	3,087	40,968	38,453
Net (loss) income	$ (4,585)		$ (6,810)	$ 1,107	$ 1,056	$ (2,587)		$ (5,483)	$ 1,454	$ (868)	$ (4,882)	$ (7,234)	$ (9,779)

[1]	This table reconciles segment income from operations to total income from operations

Concentration of Credit Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Concentration Risk [Line Items]
Number of major customer	3	3	3
Sales percentage by customer percentage maximum	5.00%	5.00%	5.00%
Purchase major vendor percentage	6.70%
Trade payable major vendor percentage	4.70%
Accounts receivable [Member]
Concentration Risk [Line Items]
Major customer, accounted percentage	49.70%	52.00%	52.50%
Sales [Member]
Concentration Risk [Line Items]
Major customer, accounted percentage	40.10%	41.00%	43.70%

Segment Reporting and Geographic Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Segment	Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reporting units	5	5

Segment Reporting and Geographic Information - Revenues and Income from Operations for Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended		7 Months Ended		12 Months Ended				5 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		12 Months Ended		7 Months Ended	12 Months Ended				5 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Successor		Dec. 31, 2012 Successor		Dec. 31, 2011 Successor		May 28, 2010 Predecessor		Mar. 31, 2013 United States, excluding All Points	Mar. 31, 2012 United States, excluding All Points	Dec. 31, 2010 United States, excluding All Points Successor	Dec. 31, 2012 United States, excluding All Points Successor	Dec. 31, 2011 United States, excluding All Points Successor	May 28, 2010 United States, excluding All Points Predecessor	Mar. 31, 2013 All Points	Mar. 31, 2012 All Points	Dec. 31, 2010 All Points Successor	Dec. 31, 2012 All Points Successor	Dec. 31, 2011 All Points Successor	May 28, 2010 All Points Predecessor	Mar. 31, 2013 Canada	Mar. 31, 2012 Canada	Dec. 31, 2010 Canada Successor	Dec. 31, 2012 Canada Successor	Dec. 31, 2011 Canada Successor	May 28, 2010 Canada Predecessor	Mar. 31, 2013 Mexico	Mar. 31, 2012 Mexico	Dec. 31, 2010 Mexico Successor	Dec. 31, 2012 Mexico Successor	Dec. 31, 2011 Mexico Successor	May 28, 2010 Mexico Predecessor	Mar. 31, 2013 Australia	Mar. 31, 2012 Australia	Dec. 31, 2012 Australia Successor	Dec. 31, 2011 Australia Successor	Dec. 31, 2010 Elimination of intercompany profit (loss) [Member] Successor	Dec. 31, 2012 Elimination of intercompany profit (loss) [Member] Successor		Dec. 31, 2011 Elimination of intercompany profit (loss) [Member] Successor		May 28, 2010 Elimination of intercompany profit (loss) [Member] Predecessor
Revenues
Total revenues	$ 143,919		$ 131,682	$ 148,169	$ 147,241	$ 128,373		$ 122,259	$ 137,577	$ 135,396	$ 111,294	$ 555,465	$ 506,526	$ 276,680		$ 555,465		$ 506,526		$ 185,716		$ 118,845	$ 119,761	$ 258,391	$ 517,135	$ 473,431	$ 175,470	$ 4,653	$ 4,509	$ 10,087	$ 18,837	$ 15,236	$ 6,244	$ 18,312	$ 2,408	$ 5,053	$ 12,555	$ 11,762	$ 1,759	$ 1,967	$ 1,557	$ 3,149	$ 6,268	$ 5,832	$ 2,243	$ 142	$ 138	$ 670	$ 265
Segment Income (Loss) from Operations
Total segment income (loss) from operations	7,784	[1]				8,835	[1]							16,744	[2]	40,980	[2]	38,375	[2]	(8,773)	[2]	7,044	8,715	16,025	42,908	37,997	(9,288)	371	92	362	881	487	122	166	(219)	88	(3,050)	(727)	123	396	351	269	787	942	270	(193)	(104)	(546)	(324)
Reconciliation
Total segment income (loss) from operations	7,784	[1]				8,835	[1]							16,744	[2]	40,980	[2]	38,375	[2]	(8,773)	[2]	7,044	8,715	16,025	42,908	37,997	(9,288)	371	92	362	881	487	122	166	(219)	88	(3,050)	(727)	123	396	351	269	787	942	270	(193)	(104)	(546)	(324)
Income (loss) from operations	$ 7,784	[1]	$ 3,611	$ 13,581	$ 14,941	$ 8,835	[1]	$ 4,816	$ 14,855	$ 15,695	$ 3,087	$ 40,968	$ 38,453	$ 16,685	[2]	$ 40,968	[2]	$ 38,453	[2]	$ (8,762)	[2]																													$ (59) [2]	$ (12)	[2]	$ 78	[2]	$ 11 [2]

[1]	This table reconciles segment income from operations to total income from operations
[2]	This table reconciles segment income (loss) from operations to total income (loss) from operations.

Segment Reporting and Geographic Information - Assets by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Assets
Assets	$ 1,262,044	$ 1,175,793		$ 1,127,851
Cash & cash equivalents
Cash & cash equivalents	22,639	65,548	7,677	12,027
United States, excluding All Points
Assets
Assets	920,456	1,133,824		1,088,246
All Points
Assets
Assets	8,260	7,298		8,052
Canada
Assets
Assets	312,116	15,477		13,269
Cash & cash equivalents
Cash & cash equivalents		1,084		968
Mexico
Assets
Assets	19,569	17,816		17,097
Cash & cash equivalents
Cash & cash equivalents		1,066		1,560
Australia
Assets
Assets	1,643	1,378		1,187
Cash & cash equivalents
Cash & cash equivalents		51		99
United States [Member]
Cash & cash equivalents
Cash & cash equivalents		$ 63,347		$ 9,400

Segment Reporting and Geographic Information - Summary of Revenue Based on Products for Company's Significant Product Categories (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor Keys	Dec. 31, 2012 Successor Keys	Dec. 31, 2011 Successor Keys	Dec. 31, 2010 Successor Engraving	Dec. 31, 2012 Successor Engraving	Dec. 31, 2011 Successor Engraving	Dec. 31, 2010 Successor Letters, numbers and signs	Dec. 31, 2012 Successor Letters, numbers and signs	Dec. 31, 2011 Successor Letters, numbers and signs	Dec. 31, 2010 Successor Fasteners	Dec. 31, 2012 Successor Fasteners	Dec. 31, 2011 Successor Fasteners	Dec. 31, 2010 Successor Threaded rod	Dec. 31, 2012 Successor Threaded rod	Dec. 31, 2011 Successor Threaded rod	Dec. 31, 2010 Successor Code cutter	Dec. 31, 2012 Successor Code cutter	Dec. 31, 2011 Successor Code cutter	Dec. 31, 2010 Successor Builders hardware	Dec. 31, 2012 Successor Builders hardware	Dec. 31, 2011 Successor Builders hardware	Dec. 31, 2010 Successor Other	Dec. 31, 2012 Successor Other	Dec. 31, 2011 Successor Other	May 28, 2010 Predecessor	May 28, 2010 Predecessor Keys	May 28, 2010 Predecessor Engraving	May 28, 2010 Predecessor Letters, numbers and signs	May 28, 2010 Predecessor Fasteners	May 28, 2010 Predecessor Threaded rod	May 28, 2010 Predecessor Code cutter	May 28, 2010 Predecessor Builders hardware	May 28, 2010 Predecessor Other
Revenue from External Customer [Line Items]
Net sales	$ 143,919	$ 131,682	$ 148,169	$ 147,241	$ 128,373	$ 122,259	$ 137,577	$ 135,396	$ 111,294	$ 555,465	$ 506,526	$ 276,680	$ 555,465	$ 506,526	$ 48,897	$ 86,943	$ 85,410	$ 17,038	$ 48,979	$ 41,734	$ 22,026	$ 32,251	$ 33,079	$ 154,319	$ 308,770	$ 279,564	$ 17,360	$ 33,326	$ 31,135	$ 1,844	$ 2,851	$ 3,312	$ 3,137	$ 16,370	$ 10,080	$ 12,059	$ 25,975	$ 22,212	$ 185,716	$ 32,716	$ 12,242	$ 12,859	$ 103,457	$ 12,471	$ 1,377	$ 1,753	$ 8,841

Acquisition and Integration Expenses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	May 28, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Business Combination, Separately Recognized Transactions [Line Items]
Acquisition expenses	$ 2,029	$ 152	$ 22,492	$ 11,342	$ 11,150	$ 3,031	$ 2,805

Subsequent Events - Additional Information (Detail)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 Paulin Facility	Dec. 31, 2012 Paulin USD ($)	Dec. 31, 2011 Paulin CAD Facility	Feb. 19, 2013 Paulin USD ($)	Dec. 17, 2012 Paulin CAD	Feb. 14, 2013 Subsequent Event [Member]	Feb. 14, 2013 Subsequent Event [Member] Euro Dollar Margin BasisPoint	Feb. 14, 2013 Subsequent Event [Member] Base Rate BasisPoint
Term loan pricing reduction								50	50
Reduction in floor pricing								25	25
Extension of senior facilities maturity date							One year to May 28, 2017
Aggregate purchase price cash paid	$ 715,736,000				$ 103,416,000	105,700
Revenues			$ 145,700,000	139,000,000
Number of manufacturing facilities		4		4

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information - Additional Information (Detail) (10.875% Senior Notes, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 16, 2011
10.875% Senior Notes
Debt Instrument [Line Items]
Interest rate on senior note	10.88%	10.88%	10.88%	10.88%
Aggregate principal amount outstanding	$ 265,000

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information - Condensed Consolidating Statements of Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended			7 Months Ended		12 Months Ended				5 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Successor		Dec. 31, 2012 Successor		Dec. 31, 2011 Successor		May 28, 2010 Predecessor		Mar. 31, 2013 Guarantors The Hillman Companies, Inc.	Mar. 31, 2012 Guarantors The Hillman Companies, Inc.	Dec. 31, 2010 Guarantors The Hillman Companies, Inc. Successor	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Successor	Dec. 31, 2011 Guarantors The Hillman Companies, Inc. Successor	May 28, 2010 Guarantors The Hillman Companies, Inc. Predecessor	Mar. 31, 2013 Issuer The Hillman Group, Inc.	Mar. 31, 2012 Issuer The Hillman Group, Inc.	Dec. 31, 2010 Issuer The Hillman Group, Inc. Successor	Dec. 31, 2012 Issuer The Hillman Group, Inc. Successor	Dec. 31, 2011 Issuer The Hillman Group, Inc. Successor	May 28, 2010 Issuer The Hillman Group, Inc. Predecessor	Mar. 31, 2013 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2010 Guarantor Subsidiaries Successor	Dec. 31, 2012 Guarantor Subsidiaries Successor	Dec. 31, 2011 Guarantor Subsidiaries Successor	May 28, 2010 Guarantor Subsidiaries Predecessor	Mar. 31, 2013 Non-Guarantor Subsidiaries	Mar. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2010 Non-Guarantor Subsidiaries Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries Successor	Dec. 31, 2011 Non-Guarantor Subsidiaries Successor	May 28, 2010 Non-Guarantor Subsidiaries Predecessor	Mar. 31, 2013 Consolidating Adjustments	Mar. 31, 2012 Consolidating Adjustments	Dec. 31, 2010 Consolidating Adjustments Successor	Dec. 31, 2012 Consolidating Adjustments Successor	Dec. 31, 2011 Consolidating Adjustments Successor	May 28, 2010 Consolidating Adjustments Predecessor
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 143,919		$ 131,682	$ 148,169	$ 147,241	$ 128,373		$ 122,259	$ 137,577	$ 135,396	$ 111,294	$ 555,465	$ 506,526		$ 276,680		$ 555,465		$ 506,526		$ 185,716								$ 117,158	$ 119,761	$ 258,391	$ 517,135	$ 465,033	$ 175,470	$ 6,340	$ 4,509	$ 10,087	$ 18,837	$ 23,634	$ 6,244	$ 20,421	$ 4,103	$ 8,202	$ 19,493	$ 17,859	$ 4,002
Cost of sales	73,646					63,589									136,554		275,016		252,491		89,773								56,315	57,642	124,556	247,964	227,719	83,169	4,499	3,529	7,709	14,162	14,627	4,679	12,832	2,418	4,241	12,878	10,223	1,925			48	12	(78)
Selling, general and administrative expenses	48,369					44,920									90,760		188,330		169,766		82,850		399	194	283	1,043	19	19,069	40,302	42,070	84,773	174,667	155,891	60,784	1,307	866	1,964	3,717	7,026	1,396	6,361	1,790	3,740	8,903	6,830	1,601
Acquisition and integration	2,029					152								22,492	11,150		3,031		2,805		11,342								1,640	152	11,145	3,031	2,642	11,342	14						375		5		163
Depreciation	5,542					5,889									11,007		22,009		21,333		7,283								5,348	5,845	10,924	21,839	21,139	7,192	15	22	50	88	121	32	179	22	33	82	73	59
Amortization	5,446					5,471									10,669		21,752		20,717		2,678		4,515	4,515	10,669	18,058	18,433	2,663	772	856		3,298	2,077						207	15	159	100		396
Intercompany administrative (income) expense																													(87)	(87)	(140)	(347)	(240)	(100)							87	86	140	347	238	100		1			2
Management and transaction fees to related party															0		155		110		438							438				155	110
Other (income) expense, net	1,103					(483)									(145)		4,204		851		114		(138)	(194)	(283)	(358)	(19)	(16)	1,216	53	450	4,877	447	(11)	(34)		2	(11)	(16)	217	59	(341)	(314)	(304)	441	(76)		(1)			(2)
Income (loss) from operations	7,784	[1]	3,611	13,581	14,941	8,835	[1]	4,816	14,855	15,695	3,087	40,968	38,453		16,685	[2]	40,968	[2]	38,453	[2]	(8,762)	[2]	(4,776)	(4,515)	(10,669)	(18,743)	(18,433)	(22,154)	11,652	13,230	26,683	61,651	55,248	13,094	539	92	362	881	1,669	(95)	369	28	357	(2,809)	(109)	393			(48)	(12)	78
Intercompany interest (income) expense																							(3,058)	(3,058)	(7,135)	(12,232)	(12,231)	(5,097)	3,062	3,058	7,136	12,232	12,231	5,096							(4)								(1)			1
Interest expense, net	11,953					10,102									20,712		41,138		40,679		8,327		(46)	(106)	(248)	(279)	(426)	(154)	11,156	10,208	20,959	41,415	41,105	8,480							843			2		2			1			(1)
Interest on mandatorily redeemable preferred stock and management purchased options																					5,488							5,488
Interest expense on junior subordinated debentures	3,152					3,152									7,356		12,610		12,610		5,254		3,152	3,152	7,356	12,610	12,610	5,254
Investment income on trust common securities	(94)					(95)									(220)		(378)		(378)		(158)		(94)	(95)	(220)	(378)	(378)	(158)
Income (loss) before equity in subsidiaries' income	(7,227)					(4,324)									(11,163)		(12,402)		(14,458)		(27,673)		(4,730)	(4,408)	(10,422)	(18,464)	(18,008)	(27,487)	(2,566)	(36)	(1,412)	8,004	1,912	(482)	539	92	362	881	1,669	(95)	(470)	28	357	(2,811)	(109)	391			(48)	(12)	78
Equity in subsidiaries' income (loss)																							(2,797)	(457)	(977)	4,786	2,599	(398)	(231)	42	435	(2,023)	836	84													3,028	415	542	(2,763)	(3,435)	314
Income (loss) before income taxes	(7,227)					(4,324)									(11,163)		(12,402)		(14,458)		(27,673)		(7,527)	(4,865)	(11,399)	(13,678)	(15,409)	(27,885)	(2,797)	6	(977)	5,981	2,748	(398)	539	92	362	881	1,669	(95)	(470)	28	357	(2,811)	(109)	391	3,028	415	494	(2,775)	(3,357)	314
Income tax provision (benefit)	(2,642)					(1,737)									(3,125)		(5,168)		(4,679)		(2,465)		(2,942)	(2,278)	(3,409)	(6,456)	(5,552)	(2,677)		463		1,195	149		222	38	138	333	608	48	78	40	146	(240)	116	164
Net income (loss)	(4,585)		(6,810)	1,107	1,056	(2,587)		(5,483)	1,454	(868)	(4,882)	(7,234)	(9,779)		(8,038)		(7,234)		(9,779)		(25,208)		(4,585)	(2,587)	(7,990)	(7,222)	(9,857)	(25,208)	(2,797)	(457)	(977)	4,786	2,599	(398)	317	54	224	548	1,061	(143)	(548)	(12)	211	(2,571)	(225)	227	3,028	415	494	(2,775)	(3,357)	314
Other comprehensive income (loss):
Foreign currency translation adjustments	(80)					1,237									(1)	[3]	1,051	[3]	(179)	[3]	17	[3]							(710)						(21)						(415)	1,237	(1)	1,051	(179)	17	1,066
Change in derivative security value															(624)	[3]			624	[3]	1,161	[3]									(624)		624	1,161
Comprehensive income (loss)	$ (4,665)					$ (1,350)									$ (8,663)		$ (6,183)		$ (9,334)		$ (24,030)		$ (4,585)	$ (2,587)	$ (7,990)	$ (7,222)	$ (9,857)	$ (25,208)	$ (3,507)	$ (457)	$ (1,601)	$ 4,786	$ 3,223	$ 763	$ 296	$ 54	$ 224	$ 548	$ 1,061	$ (143)	$ (963)	$ 1,225	$ 210	$ (1,520)	$ (404)	$ 244	$ 4,094	$ 415	$ 494	$ (2,775)	$ (3,357)	$ 314

[1]	This table reconciles segment income from operations to total income from operations
[2]	This table reconciles segment income (loss) from operations to total income (loss) from operations.
[3]	The cumulative foreign translation adjustment and change in derivative security value are net of taxes and represent the only items of other comprehensive income (loss).

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	May 28, 2010	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	May 28, 2010 Successor	Mar. 31, 2013 Guarantors The Hillman Companies, Inc.	Dec. 31, 2012 Guarantors The Hillman Companies, Inc.	Mar. 31, 2012 Guarantors The Hillman Companies, Inc.	Dec. 31, 2011 Guarantors The Hillman Companies, Inc.	Dec. 31, 2012 Guarantors The Hillman Companies, Inc. Successor	Dec. 31, 2011 Guarantors The Hillman Companies, Inc. Successor	Dec. 31, 2010 Guarantors The Hillman Companies, Inc. Successor	May 28, 2010 Guarantors The Hillman Companies, Inc. Successor	Mar. 31, 2013 Issuer The Hillman Group, Inc.	Dec. 31, 2012 Issuer The Hillman Group, Inc.	Mar. 31, 2012 Issuer The Hillman Group, Inc.	Dec. 31, 2011 Issuer The Hillman Group, Inc.	Dec. 31, 2012 Issuer The Hillman Group, Inc. Successor	Dec. 31, 2011 Issuer The Hillman Group, Inc. Successor	Dec. 31, 2010 Issuer The Hillman Group, Inc. Successor	May 28, 2010 Issuer The Hillman Group, Inc. Successor	Mar. 31, 2013 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries Successor	Dec. 31, 2011 Guarantor Subsidiaries Successor	Dec. 31, 2010 Guarantor Subsidiaries Successor	May 28, 2010 Guarantor Subsidiaries Successor	Mar. 31, 2013 Non-Guarantor Subsidiaries	Dec. 31, 2012 Non-Guarantor Subsidiaries	Mar. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries	Dec. 31, 2012 Non-Guarantor Subsidiaries Successor	Dec. 31, 2011 Non-Guarantor Subsidiaries Successor	Dec. 31, 2010 Non-Guarantor Subsidiaries Successor	May 28, 2010 Non-Guarantor Subsidiaries Successor	Mar. 31, 2013 Consolidating Adjustments	Dec. 31, 2012 Consolidating Adjustments	Mar. 31, 2012 Consolidating Adjustments	Dec. 31, 2011 Consolidating Adjustments	Dec. 31, 2012 Consolidating Adjustments Successor	Dec. 31, 2011 Consolidating Adjustments Successor	Mar. 31, 2013 Put Options Written	Dec. 31, 2012 Put Options Written	Dec. 31, 2011 Put Options Written	Dec. 31, 2012 Put Options Written Successor	Dec. 31, 2011 Put Options Written Successor	Mar. 31, 2013 Put Options Written Guarantors The Hillman Companies, Inc.	Dec. 31, 2012 Put Options Written Guarantors The Hillman Companies, Inc.	Dec. 31, 2012 Put Options Written Guarantors The Hillman Companies, Inc. Successor	Dec. 31, 2011 Put Options Written Guarantors The Hillman Companies, Inc. Successor	Mar. 31, 2013 Put Options Written Issuer The Hillman Group, Inc.	Mar. 31, 2013 Put Options Written Guarantor Subsidiaries	Dec. 31, 2012 Put Options Written Guarantor Subsidiaries Successor	Mar. 31, 2013 Put Options Written Non-Guarantor Subsidiaries	Mar. 31, 2013 Put Options Written Consolidating Adjustments	Dec. 31, 2012 Put Options Written Consolidating Adjustments Successor
Current assets
Cash and cash equivalents	$ 22,639	$ 65,548	$ 7,677	$ 12,027		$ 65,548	$ 12,027	$ 7,585	$ 1,267	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 2,995	$ 62,917	$ 5,317	$ 8,852	$ 62,917	$ 8,852	$ 5,166	$ 923	$ 1,740	$ 429	$ 661	$ 547	$ 429	$ 547	$ 1,119	$ 206	$ 17,903	$ 2,201	$ 1,698	$ 2,627	$ 2,201	$ 2,627	$ 1,299	$ 137
Restricted investments	846	846		364		846	364			846	846			846	364
Accounts receivable	92,779	62,344		63,565		62,344	63,565											84,475	65,916			65,916	59,429			(400)	6,473			6,473	1,273			8,704	(10,045)			(10,045)	2,863
Inventories	170,848	113,838		103,975		113,838	103,975											108,982	105,028			105,028	95,757			8,035	4,678			4,678	5,117			54,156	4,404			4,404	3,361			(325)	(272)			(272)	(260)
Deferred income taxes	10,115	10,464		9,908		10,464	9,908			8,060	10,359			10,359	8,176								1,676			1,474	610			610	587			1,259	221			221	211			(678)	(726)			(726)	(742)
Other current assets	9,706	8,506		5,646		8,506	5,646											6,170	6,526			6,526	10,620			270	145			145	3,976			3,266	1,835			1,835	(8,950)
Total current assets	306,933	261,546		195,485		261,546	195,485			8,907	11,206			11,206	8,541			202,622	240,387			240,387	176,334			11,119	12,335			12,335	11,500			85,288	(1,384)			(1,384)	112			(1,003)	(998)			(998)	(1,002)
Intercompany notes receivable										105,446	105,446			105,446	105,446			108,225																(108,225)								(105,446)	(105,446)			(105,446)	(105,446)
Intercompany interest receivable										3,058								809																								(3,867)
Investments in subsidiaries										(639,662)	(637,376)			(637,376)	(628,481)			28,123	27,204			27,204	91,378			507								275,440								335,592	610,172			610,172	537,103
Property and equipment	84,471	68,492		66,342		68,492	66,342											69,146	67,902			67,902	65,897			348	191			191	174			14,977	399			399	271
Goodwill	468,512	455,338		457,443		455,338	457,443			418,946	418,946			418,946	419,752			24,512	24,512			24,512	26,409			3,090	58			58	58			21,684	11,542			11,542	10,944			280	280			280	280
Other intangibles	380,159	366,644		386,202		366,644	386,202			307,317	311,832			311,832	329,891			45,274	46,047			46,047	47,655			250	250			250	250			27,318	8,515			8,515	8,406
Restricted investments	3,109	3,399		3,390		3,399	3,390			3,109	3,399			3,399	3,390
Deferred income taxes										32,895	29,492			29,492	28,200								321			(472)	(411)			(411)	(108)			739	977			977	561			(33,162)	(30,058)			(30,058)	(28,974)
Deferred financing fees	12,095	12,858		13,055		12,858	13,055											12,095	12,858			12,858	13,055
Investment in trust common securities	3,261	3,261		3,261	3,261	3,261	3,261			3,261	3,261			3,261	3,261
Other assets	3,504	4,255		2,673		4,255	2,673											2,882	3,521			3,521	1,676			25	25			25	25			597	709			709	972
Total assets	1,262,044	1,175,793		1,127,851		1,175,793	1,127,851			243,277	246,206			246,206	270,000			493,688	422,431			422,431	422,725			14,867	12,448			12,448	11,899			317,818	20,758			20,758	21,266			192,394	473,950			473,950	401,961
Current liabilities
Accounts payable	48,114	32,571		31,273		32,571	31,273											31,529	31,873			31,873	29,997			1,145	517			517	655			15,440	181			181	621
Current portion of senior term loans	3,968	3,200		3,200		3,200	3,200											3,968	3,200			3,200	3,200
Current portion of capitalized lease and other obligations	625	819		31														625	819
Current portion of capitalized lease and other obligations		4,019		3,231		819	31															819	31
Interest payable on junior subordinated debentures	1,019									1,019
Intercompany interest payable																		3,058																809								(3,867)
Additional acquisition consideration				12,387			12,387																12,387
Accrued expenses:
Salaries and wages	4,123	9,351		5,628		9,351	5,628											3,841	8,930			8,930	5,303			74	217			217	110			208	204			204	215
Pricing allowances	3,332	4,057		5,728		4,057	5,728											2,773	3,457			3,457	5,291			3	3			3				556	597			597	437
Income and other taxes	1,945	2,492		2,253		2,492	2,253			(449)	(625)			(625)	(549)			2,388	2,447			2,447	2,342			86	25			25	15			(80)	645			645	445
Interest	10,033	2,868		2,203		2,868	2,203											10,033	2,868			2,868	2,203
Deferred compensation	846	846		364		846	364			846	846			846	364
Other accrued expenses	8,263	11,397		9,207		11,397	9,207											7,489	9,822			9,822	8,762			216	40			40	39			558	1,535			1,535	406
Total current liabilities	82,268	67,601		72,274		67,601	72,274			1,416	221			221	(185)			65,704	63,416			63,416	69,516			1,524	802			802	819			17,491	3,162			3,162	2,124			(3,867)
Intercompany debt payable																		105,446	105,446			105,446	105,446																			(105,446)	(105,446)			(105,446)	(105,446)
Intercompany interest payable
Long term senior term loans	380,958	307,727		310,550		307,727	310,550											380,958	307,727			307,727	310,550
Bank revolving credit
Long term portion of capitalized lease and other obligations	345	245		103														345	245
Long term portion of capitalized lease and other obligations		580,914		514,901		245	103															245	103
Long term senior notes	272,652	272,942		204,248		272,942	204,248											272,652	272,942			272,942	204,248
Junior subordinated debentures	115,086	115,132		115,411		115,132	115,411			115,086	115,132			115,132	115,411
Deferred compensation	3,109	3,399		3,390		3,399	3,390			3,109	3,399			3,399	3,390
Deferred income taxes, net	120,038	117,949		123,888		117,949	123,888			144,024	146,042			146,042	149,704								448			213	219			219	199			9,641	2,472			2,472	3,253			(33,840)	(30,784)			(30,784)	(29,716)
Other non-current liabilities	6,742	6,187		7,193		6,187	7,193			975	714			714				5,767	5,473			5,473	7,193
Total liabilities	981,198	891,182		837,057		891,182	837,057			264,610	265,508			265,508	268,320			830,872	755,249			755,249	697,504			1,737	1,021			1,021	1,018			27,132	5,634			5,634	5,377			(143,153)	(136,230)			(136,230)	(135,162)
Common stock with put options:
Common stock, $.01 par, 5,000 shares authorized, 198.4 issued and outstanding at December 31, 2012		14,116		12,247																																												14,485	14,116	12,247	14,116	12,247	14,485	14,116	14,116	12,247
Commitments and contingencies
Preferred Stock:
Preferred stock, $.01 par, 5,000 shares authorized, none issued and outstanding at December 31, 2012
Common Stock:
Common stock, $.01 par, 5,000 shares authorized, 4,789.6 issued and outstanding at March 31, 2013																										50	50				50											(50)	(50)				(50)												50			(50)
Additional paid-in capital	295,206	294,675		296,544		294,675	296,544			118,693	117,261			117,261	117,221			(130,742)	(131,642)			(131,642)	(68,624)			11,711	10,304			10,304	10,306			293,717	17,192			17,192	16,437			1,827	281,560			281,560	221,204
Accumulated deficit	(29,636)	(25,051)		(17,817)		(25,051)	(17,817)			(154,511)	(150,679)			(150,679)	(127,788)			(205,732)	(201,176)			(201,176)	(206,155)			1,390	1,073			1,073	525			(3,006)	(2,458)			(2,458)	113			332,223	328,189			328,189	315,488
Accumulated other comprehensive income	791	871		(180)		871	(180)											(710)								(21)								(25)	390			390	(661)			1,547	481			481	481
Total stockholders' equity	266,361	270,495		278,547		270,495	278,547	287,731	296,244	(35,818)	(33,418)			(33,418)	(10,567)			(337,184)	(332,818)			(332,818)	(274,779)			13,130	11,427			11,427	10,881			290,686	15,124			15,124	15,889			335,547	610,180			610,180	537,123
Total liabilities and stockholders' equity	$ 1,262,044	$ 1,175,793		$ 1,127,851		$ 1,175,793	$ 1,127,851			$ 243,277	$ 246,206			$ 246,206	$ 270,000			$ 493,688	$ 422,431			$ 422,431	$ 422,725			$ 14,867	$ 12,448			$ 12,448	$ 11,899			$ 317,818	$ 20,758			$ 20,758	$ 21,266			$ 192,394	$ 473,950			$ 473,950	$ 401,961

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information - Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Common stock, shares outstanding		198.3
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized	5,000	5,000	5,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, Shares outstanding	0	0	0
Common stock, par Value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	5,000	5,000	5,000
Common stock, shares issued	4,789.6	4,801.7	4,801.7
Common stock, shares outstanding	4,789.6	4,801.7	4,801.7
Successor
Condensed Financial Statements, Captions [Line Items]
Preferred stock, par value		$ 0.01	$ 0.01
Preferred Stock, shares authorized		5,000	5,000
Preferred Stock, shares issued		0	0
Preferred Stock, Shares outstanding		0	0
Common stock, par Value		$ 0.01	$ 0.01
Common stock, shares authorized		5,000	5,000
Common stock, shares issued		4,801.6	4,801.6
Common stock, shares outstanding		4,801.6	4,801.6
Put Options Written
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	5,000	5,000	5,000
Common stock, shares issued	210.4	198.3	198.3
Common stock, shares outstanding	210.4	198.3	198.3
Put Options Written | Successor
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		5,000	5,000
Common stock, shares issued		198.4	198.4
Common stock, shares outstanding		198.4	198.4

Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended							7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended				5 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Guarantors The Hillman Companies, Inc.	Mar. 31, 2013 Issuer The Hillman Group, Inc.	Mar. 31, 2012 Issuer The Hillman Group, Inc.	Mar. 31, 2013 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Mar. 31, 2013 Non-Guarantor Subsidiaries	Mar. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor Guarantors The Hillman Companies, Inc.	Dec. 31, 2012 Successor Guarantors The Hillman Companies, Inc.	Dec. 31, 2011 Successor Guarantors The Hillman Companies, Inc.	Dec. 31, 2010 Successor Issuer The Hillman Group, Inc.	Dec. 31, 2012 Successor Issuer The Hillman Group, Inc.	Dec. 31, 2011 Successor Issuer The Hillman Group, Inc.	Dec. 31, 2010 Successor Guarantor Subsidiaries	Dec. 31, 2012 Successor Guarantor Subsidiaries	Dec. 31, 2011 Successor Guarantor Subsidiaries	Dec. 31, 2010 Successor Non-Guarantor Subsidiaries	Dec. 31, 2012 Successor Non-Guarantor Subsidiaries	Dec. 31, 2011 Successor Non-Guarantor Subsidiaries	Dec. 31, 2012 Successor Consolidating Adjustments	Dec. 31, 2011 Successor Consolidating Adjustments	May 28, 2010 Predecessor	May 28, 2010 Predecessor Guarantors The Hillman Companies, Inc.	May 28, 2010 Predecessor Issuer The Hillman Group, Inc.	May 28, 2010 Predecessor Guarantor Subsidiaries	May 28, 2010 Predecessor Non-Guarantor Subsidiaries
Cash flows from operating activities:
Net income (loss)	$ (4,585)	$ (2,587)		$ (1,788)	$ (2,513)	$ (486)	$ 317	$ 54	$ (548)	$ (12)	$ (8,038)	$ (7,234)	$ (9,779)	$ (7,013)	$ (12,008)	$ (12,456)	$ (1,401)	$ 6,809	$ 1,763	$ 224	$ 548	$ 1,061	$ 211	$ (2,571)	$ (225)	$ (12)	$ 78	$ (25,208)	$ (24,810)	$ (493)	$ (143)	$ 227
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	10,988	11,360		4,515	6,120	6,701	15	22	338	122	21,676	43,761	42,050	10,669	18,058	18,433	10,924	25,137	23,216	50	88	328	33	478	73			9,961	2,663	7,192	47	59
Dispositions of property and equipment	9				9						60	292	53				60	271	42		21	11						74		74
Deferred income tax provision (benefit)	(3,033)	(1,815)		(3,122)		446	(809)	37	898	137	(5,660)	(5,603)	(4,634)	(8,031)	(6,382)	(8,866)	(1,125)	1,686	(203)	176	300	1,350	3,320	(1,207)	3,085			(1,921)	(2,757)	733	45	58
Deferred financing and original issue discount amortization	583	498		(46)	629	605					1,294	2,180	2,011	2,590	(279)	(803)	(1,296)	2,459	2,814									515	(155)	670
Interest on mandatorily redeemable preferred stock and management purchased options																												5,488	5,488
Stock-based compensation expense	261		714	261								714			714													19,053	19,053
Other non-cash interest and change in value of interest rate swap	(207)	(163)			(207)	(163)					392	(787)	1,250				392	(787)	1,250
Changes in operating items:
Accounts receivable	(13,176)	(8,637)			(7,269)	(7,745)	(2,842)	(241)	(3,065)	(651)	14,686	1,376	(4,441)				14,195	2,431	(6,673)	727	(50)	2,162	(236)	(1,005)	70			(16,816)		(15,724)	(658)	(434)
Inventories	(1,959)	(2,330)			(3,954)	(2,811)	(3,357)	679	5,299	(211)	(11,661)	(10,380)	(2,175)				(11,030)	(9,788)	(7,647)	(100)	439	5,527	(590)	(1,043)	23	12	(78)	2,959		2,383	477	110
Other assets	2,207	(563)			(10,295)	9	9,590	(400)	2,912	(172)	(1,156)	(3,931)	(3,251)				(2,626)	(6,003)	(4,691)	38	(1,319)	92	1,444	3,391	1,348			124		597	(178)	(307)
Accounts payable	2,739	2,582			(344)	2,684	628	(5)	2,455	(97)	7,051	(1,146)	672				7,229	(568)	387	(374)	(138)	(4)	196	(440)	289			1,830		1,890	(71)	11
Interest payable on junior subordinated debentures	1,019			1,019
Other accrued liabilities	(2,263)	2,237		176	2,264	5,019	94	(29)	(930)	152	(5,780)	5,146	2,291	(69)	(76)	(265)	(11,228)	3,623	4,053	4	121	(1,708)	417	1,478	211			4,352	(332)	9,561	176	43
Other items, net	821	(294)		(1,015)	(8,110)	(3,229)	(2,316)		8,395	(127)	(1,665)	(970)	166	199,620	(27)	3,957	(214,228)	(1,645)	8,989	21,567	(3)	(9,361)	(3,540)	705	(3,419)			(894)	850	(6,843)		15
Net cash provided by (used for) operating activities	(6,596)	288			(23,670)	1,030	1,320	117	15,754	(859)	11,199	23,418	24,213	197,766			(210,134)	23,625	23,300	22,312	7	(542)	1,255	(214)	1,455			(483)		40	(305)	(218)
Cash flows from investing activities:
Paulin acquisition	(103,416)				(103,416)								(40,271)						(40,271)
Payments for Quick Tag and Laser Key licenses											(12,750)						(12,750)
Proceeds from sale of property and equipment		3						3				3									3
Payment for Ook acquisition													(15,323)						(15,323)
Payment for Servalite acquisition											(21,335)									(21,335)
Capital expenditures	(6,651)	(5,447)			(6,590)	(5,371)	(9)	(6)	(52)	(70)	(9,675)	(24,313)	(17,935)				(9,518)	(23,973)	(17,778)	(64)	(128)	(30)	(93)	(212)	(127)			(5,411)		(5,396)	(7)	(8)
Other, net
Net cash used for investing activities	(110,067)	(5,444)			(110,006)	(5,371)	(9)	(3)	(52)	(70)	(43,760)	(24,310)	(73,529)				(22,268)	(23,973)	(73,372)	(21,399)	(125)	(30)	(93)	(212)	(127)			(5,411)		(5,396)	(7)	(8)
Cash flows from financing activities:
Borrowings of senior term loans	76,800				76,800						290,000		30,000				290,000		30,000
Repayments of senior term loans	(800)	(800)			(800)	(800)					(149,756)	(3,200)	(2,975)				(149,756)	(3,200)	(2,975)									(9,544)		(9,544)
Discount on senior term loans	(2,152)				(2,152)								(2,000)						(2,000)
Borrowings of revolving credit loans		14,000				14,000					12,600	19,000	9,444				12,600	19,000	9,444
Repayments of revolving credit loans											(600)	(19,000)	(21,444)				(600)	(19,000)	(21,444)
Payment of additional acquisition consideration		(12,387)				(12,387)						(12,387)	(12,490)					(12,387)	(12,490)
Principal payments under capitalized lease obligations	(94)	(7)			(94)	(7)					(50)	(47)	(30)				(50)	(47)	(30)									(459)		(459)
Repayments of unsecured subordinated notes											(49,820)						(49,820)
Borrowings under other credit obligations												1,119						1,119
Repayments of other credit obligations												(297)						(297)
Borrowings of senior notes											150,000	65,000	50,000				150,000	65,000	50,000
Premium on senior notes												4,225	4,625					4,225	4,625
Financing fees, net											(15,729)		(1,372)				(15,729)		(1,372)
Purchase predecessor equity securities											(506,407)			(506,407)
Proceeds from sale of successor equity securities											308,641			308,641
Net cash (used for) provided by financing activities	73,754	806			73,754	806					38,879	54,413	53,758	(197,766)			236,645	54,413	53,758									(10,003)		(10,003)
Net (decrease) increase in cash and cash equivalents	(42,909)	(4,350)			(59,922)	(3,535)	1,311	114	15,702	(929)	6,318	53,521	4,442				4,243	54,065	3,686	913	(118)	(572)	1,162	(426)	1,328			(15,897)		(15,359)	(312)	(226)
Cash and cash equivalents at beginning of period	65,548	12,027	12,027	1	62,917	8,852	429	547	2,201	2,627	1,267	12,027	7,585	1	1	1	923	8,852	5,166	206	547	1,119	137	2,627	1,299			17,164	1	16,282	518	363
Cash and cash equivalents at end of period	$ 22,639	$ 7,677	$ 65,548	$ 1	$ 2,995	$ 5,317	$ 1,740	$ 661	$ 17,903	$ 1,698	$ 7,585	$ 65,548	$ 12,027	$ 1	$ 1	$ 1	$ 5,166	$ 62,917	$ 8,852	$ 1,119	$ 429	$ 547	$ 1,299	$ 2,201	$ 2,627			$ 1,267	$ 1	$ 923	$ 206	$ 137

Schedule II -Valuation Accounts (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended				5 Months Ended	7 Months Ended	12 Months Ended
	May 28, 2010 Allowance for Doubtful Accounts Predecessor	Dec. 31, 2010 Allowance for Doubtful Accounts Successor	Dec. 31, 2012 Allowance for Doubtful Accounts Successor		Dec. 31, 2011 Allowance for Doubtful Accounts Successor		May 28, 2010 Allowance for Obsolete/Excess Inventory Predecessor	Dec. 31, 2010 Allowance for Obsolete/Excess Inventory Successor	Dec. 31, 2012 Allowance for Obsolete/Excess Inventory Successor		Dec. 31, 2011 Allowance for Obsolete/Excess Inventory Successor
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance	$ 514		$ 641		$ 520		$ 7,145		$ 7,406		$ 11,010
Additions charged to cost and expense	26	18	643		81		954	553	1,264		395
Deductions from Merger Transaction											(2,279)
Additions from Merger Transaction								951
Deductions from acquired company					98						(193)
Additions from acquired company		59						2,411
Others	8 [1]	89 [1]	179	[1]	58	[1]	21 [1]	983 [1]	1,726	[1]	1,527	[1]
Balance	$ 532	$ 520	$ 1,105		$ 641		$ 8,078	$ 11,010	$ 6,944		$ 7,406

[1]	Includes write-off of accounts receivable (net of bad debt recoveries)and inventories.

Acquisitions - Summary of Pro-Forma Financial Statements of Company (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Basis Of Presentation And Organization [Line Items]
Net Sales	$ 159,849	$ 164,046
Net Loss	$ (5,050)	$ (2,854)